UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03091

Name of Fund: BlackRock Series Fund, Inc.

BlackRock Balanced Capital Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Global Allocation Portfolio

BlackRock High Yield Portfolio

BlackRock Large Cap Core Portfolio

BlackRock Money Market Portfolio

BlackRock Total Return Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Series Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2013

Date of reporting period: 03/31/2013

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

Alm Loan Funding, Series 2012-7A, Class A1, 1.72%, 10/19/24 (a)(b)	USD	585	$586,170
AmeriCredit Automobile Receivables Trust:
Series 2011-5, Class C, 3.44%, 10/08/17		230	240,807
Series 2012-2, Class C, 2.64%, 10/10/17		280	288,561
Series 2012-3, Class C, 2.42%, 5/08/18		180	185,234
Series 2012-4, Class B, 1.31%, 11/08/17		105	105,600
Series 2012-4, Class C, 1.93%, 8/08/18		170	172,208
Series 2012-5, Class C, 1.69%, 11/08/18		200	201,675
ARES CLO Ltd., Series 2012-2A, Class B1, 3.43%, 10/12/23 (a)(b)		250	252,200
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	319	414,522
Capital Auto Receivables Asset Trust 2013-1, 1.74%, 3/20/17	USD	290	290,539
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.78%, 1/20/25 (a)(b)		805	805,000
CarMax Auto Owner Trust, Series 2012-1, Class D, 3.09%, 8/15/18		85	87,857
Cavalry CLO Ltd., Series 2A, Class B1, 2.38%, 1/17/24 (a)(b)		410	405,900
Chesapeake Funding LLC:
Series 2012-1A, Class B, 1.80%, 11/07/23 (a)(b)		200	201,823
Series 2012-1A, Class C, 2.20%, 11/07/23 (a)(b)		200	201,816
Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A, 1.52%, 3/16/20 (a)		250	251,577
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.51%, 10/20/43 (a)(b)		276	256,380
DT Auto Owner Trust:
Series 2011-3A, Class C, 4.03%, 2/15/17 (a)		255	259,108
Series 2012-1A, Class B, 2.26%, 10/16/17 (a)		250	251,375
Series 2012-1A, Class C, 3.38%, 10/16/17 (a)		265	268,422
Series 2012-1A, Class D, 4.94%, 7/16/18 (a)		250	257,883
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class C, 2.07%, 9/15/15 (a)		165	165,968
Series 2010-5, Class D, 2.41%, 9/15/15 (a)		85	85,436
Series 2011-2, Class C, 2.37%, 9/15/15		210	211,183
Series 2011-2, Class D, 2.86%, 9/15/15- 1/15/19		245	251,019
Series 2012-1, Class C, 1.70%, 1/15/16 (b)		250	251,621
Series 2012-1, Class D, 2.30%, 1/15/16 (b)		235	236,424
Series 2012-2, Class D, 3.50%, 1/15/19		105	110,651
Series 2012-4, Class C, 1.39%, 9/15/16		120	120,633
Series 2012-4, Class D, 2.09%, 9/15/16		220	221,168
Series 2012-5, Class C, 2.14%, 9/15/19		115	115,117

Asset-Backed Securities	Par (000)		Value

GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 1.43%, 4/25/25 (a)(b)	USD	320	$317,400
HLSS Servicer Advance Receivables Backed Notes:
Series 2012-T2, Class A1, 1.34%, 10/15/43 (a)		100	100,250
Series 2012-T2, Class A2, 1.99%, 10/15/45 (a)		210	214,074
Series 2013-T1, Class A2, 1.50%, 1/16/46 (a)(b)		490	493,332
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		150	153,194
ING Investment Management Co.:
Series 2012-2A, Class A, 1.83%, 10/15/22 (a)(b)		420	421,596
Series 2012-3A, Class A, 1.75%, 10/15/22 (a)(b)		760	761,520
JG Wentworth XX LLC, Series 2010-1A, Class A, 5.56%, 7/15/59 (a)		990	1,170,670
JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (a)		401	434,139
KKR Financial CLO Corp., Series 2007-AA, Class A, 1.03%, 10/15/17 (a)(b)		537	533,292
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE1, Class A2MZ, 0.80%, 12/25/34 (b)		78	75,006
Nelnet Student Loan Trust:
Series 2006-1, Class A5, 0.40%, 8/23/27 (b)		285	279,462
Series 2008-3, Class A4, 1.94%, 11/25/24 (b)		330	351,328
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.46%, 6/25/35 (b)		231	228,975
Northwoods Capital Corp./Northwoods Capital Ltd.:
Series 2012-9A, Class A, 1.79%, 1/18/24 (a)(b)		260	260,325
Series 2012-9A, Class B1, 2.62%, 1/18/24 (a)(b)		255	255,000
OZLM Funding Ltd., Series 2012-2A, Class A1, 2.21%, 10/30/23 (a)(b)		435	443,265
PFS Financing Corp., Series 2012-AA, Class A, 1.40%, 2/15/16 (a)(b)		250	251,633
RAAC Trust, Series 2005-SP2, Class 2A, 0.50%, 6/25/44 (b)		465	406,334
Santander Drive Auto Receivables Trust:
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		129	129,306
Series 2012-1, Class B, 2.72%, 5/16/16		135	138,322
Series 2012-1, Class C, 3.78%, 11/15/17		185	193,586
Series 2012-2, Class C, 3.20%, 2/15/18		425	441,921
Series 2012-3, Class B, 1.94%, 12/15/16-3/15/18		645	654,390
Series 2012-3, Class C, 3.01%, 4/16/18		685	711,021
Series 2012-4, Class C, 2.94%, 12/15/17		20	20,775
Series 2012-5, Class B, 1.56%, 8/15/18		250	252,440
Series 2012-5, Class C, 2.70%, 8/15/18		120	125,241

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro	RB	Revenue Bonds
JPY	Japanese Yen	TBA	To-Be-Announced
LIBOR	London Interbank Offered Rate	USD	US Dollar

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	1

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

Series 2012-6, Class B, 1.33%, 5/15/17- 3/15/18	USD	710	$710,833
Series 2012-AA, Class B, 1.21%, 10/16/17 (a)		520	520,840
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)		980	986,723
Series 2013-2, Class C, 1.95%, 3/15/19		830	829,617
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.48%, 4/25/35 (b)		42	40,515
Scholar Funding Trust:
Series 2011-A, Class A, 1.20%, 10/28/43 (a)(b)		248	248,668
Series 2013-A, Class A, 0.85%, 1/30/45 (a)(b)		940	935,394
SLM Student Loan Trust:
Series 2004-B, Class A2, 0.48%, 6/15/21 (b)		674	663,667
Series 2008-5, Class A4, 2.00%, 7/25/23 (b)		195	205,594
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		100	108,729
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		300	337,049
Series 2012-A, Class A1, 1.60%, 8/15/25 (a)(b)		153	155,052
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		185	202,526
Series 2012-C, Class A1, 1.30%, 8/15/23 (a)(b)		327	330,254
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		635	677,899
Series 2012-D, Class A2, 2.95%, 2/15/46 (a)		740	777,830
Series 2012-E, Class A1, 0.95%, 10/16/23 (a)(b)		297	298,333
Soundview Home Loan Trust 2005-Opt3, 0.50%, 11/25/35 (b)		646	635,557
Structured Asset Investment Loan Trust 2004-8, 1.70%, 9/25/34 (b)		90	54,744
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.50%, 1/25/35 (b)		179	157,855
Vibrant CLO Ltd., Series 2012-1A, Class A1, 1.79%, 7/17/24 (a)(b)		780	785,546
World Financial Network Credit Card Master Trust:
Series 2012-C, Class A, 2.23%, 8/15/22		520	535,463
Series 2012-D, Class A, 2.15%, 4/17/23		650	660,974

Total Asset-Backed Securities – 5.5%			28,431,336

Common Stocks	Shares		Value

Aerospace & Defense – 0.6%
The Boeing Co.		35,000	3,004,750

Airlines – 2.1%
Copa Holdings SA, Class A		7,800	932,958
Delta Air Lines, Inc. (c)		182,150	3,007,297
United Continental Holdings, Inc. (c)		213,399	6,830,902

			10,771,157

Auto Components – 0.6%
TRW Automotive Holdings Corp. (c)		59,299	3,261,445

Beverages – 1.0%
The Coca-Cola Co.		121,325	4,906,383

Capital Markets – 0.9%
The Goldman Sachs Group, Inc.		31,649	4,657,150

Common Stocks	Shares	Value

Chemicals – 0.2%
Cabot Corp.	27,987	$957,155

Commercial Banks – 2.5%
Regions Financial Corp.	204,475	1,674,650
SunTrust Banks, Inc.	119,000	3,428,390
U.S. Bancorp	229,050	7,771,667

		12,874,707

Commercial Services & Supplies – 0.4%
Tyco International Ltd.	62,325	1,994,400

Computers & Peripherals – 2.6%
Apple, Inc.	20,930	9,264,246
EMC Corp. (c)	165,000	3,941,850

		13,206,096

Construction & Engineering – 0.7%
KBR, Inc.	109,100	3,499,928

Consumer Finance – 1.2%
Discover Financial Services	133,075	5,967,083

Containers & Packaging – 1.1%
Packaging Corp. of America	85,185	3,822,251
Rock-Tenn Co., Class A	19,299	1,790,754

		5,613,005

Diversified Financial Services – 5.5%
Bank of America Corp.	750,800	9,144,744
Citigroup, Inc.	200,493	8,869,810
JPMorgan Chase & Co.	209,300	9,933,378

		27,947,932

Diversified Telecommunication Services – 0.7%
Verizon Communications, Inc.	75,950	3,732,943

Electronic Equipment, Instruments & Components – 0.4%
Avnet, Inc. (c)	59,400	2,150,280

Energy Equipment & Services – 0.4%
Oceaneering International, Inc.	30,650	2,035,467

Food & Staples Retailing – 2.6%
CVS Caremark Corp.	146,575	8,060,159
Wal-Mart Stores, Inc.	69,325	5,187,590

		13,247,749

Health Care Equipment & Supplies – 0.5%
Abbott Laboratories	73,275	2,588,073

Health Care Providers & Services – 0.7%
McKesson Corp.	35,500	3,832,580

Industrial Conglomerates – 2.0%
3M Co.	80,425	8,549,982
General Electric Co.	83,200	1,923,584

		10,473,566

Insurance – 2.5%
Allied World Assurance Co. Holdings AG	1,900	176,168
American Financial Group, Inc.	3,800	180,044
American International Group, Inc. (c)	105,100	4,079,982
The Chubb Corp.	39,025	3,415,858
The Travelers Cos., Inc.	55,975	4,712,535

		12,564,587

Internet Software & Services – 2.3%
Google, Inc., Class A (c)	15,100	11,989,853

IT Services – 3.6%
Alliance Data Systems Corp. (c)	7,600	1,230,364
International Business Machines Corp.	15,675	3,343,478
Mastercard, Inc., Class A	14,750	7,981,668

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

IT Services (concluded)
Teradata Corp. (c)	100,500	$5,880,255

		18,435,765

Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc.	76,450	3,208,607

Machinery – 0.8%
Ingersoll-Rand Plc	76,800	4,224,768

Media – 3.9%
Comcast Corp., Class A	173,400	7,284,534
News Corp., Class A	279,700	8,536,444
Time Warner Cable, Inc.	42,775	4,108,967

		19,929,945

Multiline Retail – 0.8%
Dillard’s, Inc., Class A	33,130	2,602,362
Nordstrom, Inc.	28,350	1,565,771

		4,168,133

Oil, Gas & Consumable Fuels – 6.9%
Chevron Corp.	58,875	6,995,528
Exxon Mobil Corp.	77,400	6,974,514
Marathon Oil Corp.	111,650	3,764,838
Marathon Petroleum Corp.	77,650	6,957,440
PBF Energy, Inc.	78,712	2,925,725
Suncor Energy, Inc.	187,460	5,625,675
Tesoro Corp.	34,122	1,997,843

		35,241,563

Paper & Forest Products – 1.3%
Domtar Corp.	18,200	1,412,684
International Paper Co.	115,575	5,383,484

		6,796,168

Pharmaceuticals – 5.4%
AbbVie, Inc.	73,175	2,984,077
Eli Lilly & Co.	55,900	3,174,561
Johnson & Johnson	14,100	1,149,573
Merck & Co., Inc.	207,475	9,176,619
Pfizer, Inc.	367,875	10,616,873
Zoetis, Inc. (c)	13,800	460,920

		27,562,623

Semiconductors & Semiconductor Equipment – 1.1%
KLA-Tencor Corp.	78,875	4,159,868
Teradyne, Inc. (c)	100,000	1,622,000

		5,781,868

Software – 3.2%
Activision Blizzard, Inc.	226,900	3,305,933
Microsoft Corp.	259,725	7,430,732
Oracle Corp.	180,300	5,830,902

		16,567,567

Specialty Retail – 1.4%
PetSmart, Inc.	26,300	1,633,230
Ross Stores, Inc.	90,000	5,455,800

		7,089,030

Textiles, Apparel & Luxury Goods – 0.5%
NIKE, Inc., Class B	46,500	2,743,965

Tobacco – 1.0%
Philip Morris International, Inc.	53,450	4,955,350

Total Common Stocks – 62.0%		317,981,641

Corporate Bonds	Par (000)		Value

Auto Components – 0.0%
BorgWarner, Inc., 4.63%, 9/15/20	USD	140	$154,015

Automobiles – 0.1%
Ford Motor Co., 4.75%, 1/15/43		271	252,220

Beverages – 0.0%
Pernod-Ricard SA, 4.45%, 1/15/22 (a)		160	175,729

Capital Markets – 0.2%
The Goldman Sachs Group, Inc.:
5.75%, 1/24/22		159	184,873
3.63%, 1/22/23		775	780,451

			965,324

Chemicals – 0.1%
LyondellBasell Industries NV, 5.00%, 4/15/19		400	452,000

Commercial Banks – 0.3%
ABN AMRO Bank NV, 6.38%, 4/27/21	EUR	100	142,431
Canadian Imperial Bank of Commerce, 2.60%, 7/02/15 (a)	USD	280	292,824
Commerzbank AG, 6.38%, 3/22/19	EUR	100	134,273
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)	USD	760	789,450
Wells Fargo & Co., 3.45%, 2/13/23		272	273,828

			1,632,806

Containers & Packaging – 0.1%
Rock Tenn Co., 4.00%, 3/01/23		313	316,533

Diversified Financial Services – 2.0%
Bank of America Corp.:
6.50%, 8/01/16		140	161,235
3.88%, 3/22/17		295	317,349
2.00%, 1/11/18		680	676,765
5.65%, 5/01/18		1,480	1,712,074
5.70%, 1/24/22		619	725,060
3.30%, 1/11/23		310	305,678
Citigroup, Inc.:
4.59%, 12/15/15		2,276	2,467,113
4.45%, 1/10/17		120	132,112
Ford Motor Credit Co. LLC:
6.63%, 8/15/17		190	221,582
5.00%, 5/15/18		600	660,846
4.25%, 9/20/22		400	413,580
General Electric Capital Corp., 3.10%, 1/09/23		410	405,926
JPMorgan Chase & Co.:
3.25%, 9/23/22		163	162,748
3.20%, 1/25/23		320	319,482
Northern Rock Asset Management Plc, 5.63%, 6/22/17 (a)		200	231,775
Novus USA Trust, Series 2013-1, 1.59%, 2/28/14 (a)(b)		390	390,000
Tiers Trust, Series 2012-01, 2.04%, 5/12/14 (a)(b)		1,100	1,101,375

			10,404,700

Diversified Telecommunication Services – 0.2%
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		253	276,403
Level 3 Financing, Inc., 8.13%, 7/01/19		233	256,300
Sprint Capital Corp., 6.88%, 11/15/28		100	102,250
Verizon Communications, Inc., 3.85%, 11/01/42		438	378,822

			1,013,775

Electric Utilities – 0.6%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		85	112,938
5.95%, 12/15/36		136	154,222
Duke Energy Carolinas LLC, 4.25%, 12/15/41		205	210,150

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	3

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Electric Utilities (concluded)
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20	USD	655	$742,606
Florida Power & Light Co., 5.95%, 2/01/38		325	422,318
Georgia Power Co., 3.00%, 4/15/16		445	474,225
Jersey Central Power & Light Co., 7.35%, 2/01/19		135	171,936
MidAmerican Energy Holdings Co., 5.95%, 5/15/37		500	616,157
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)		140	146,904

			3,051,456

Energy Equipment & Services – 0.4%
Transocean, Inc.:
5.05%, 12/15/16		310	344,440
2.50%, 10/15/17		515	521,517
6.00%, 3/15/18		960	1,087,299

			1,953,256

Food Products – 0.1%
Kraft Foods Group, Inc., 5.00%, 6/04/42		218	233,743
Mondelez International, Inc., 6.50%, 8/11/17		165	199,229

			432,972

Health Care Equipment & Supplies – 0.2%
Boston Scientific Corp.:
6.25%, 11/15/15		723	810,864
6.00%, 1/15/20		160	187,019

			997,883

Health Care Providers & Services – 0.2%
Coventry Health Care, Inc., 5.45%, 6/15/21		234	275,781
HCA, Inc., 7.25%, 9/15/20		215	237,844
Tenet Healthcare Corp.:
6.25%, 11/01/18		280	310,800
8.88%, 7/01/19		170	191,250
UnitedHealth Group, Inc., 3.38%, 11/15/21		90	95,013
WellPoint, Inc., Series A, 3.70%, 8/15/21		149	157,356

			1,268,044

Household Products – 0.1%
Reynolds Group Issuer, Inc.:
7.88%, 8/15/19		310	341,775
6.88%, 2/15/21		320	340,800

			682,575

Insurance – 0.7%
Allianz Finance II BV, 5.75%, 7/08/41	EUR	300	428,822
American International Group, Inc.:
3.80%, 3/22/17	USD	465	503,165
5.45%, 5/18/17		210	240,562
4.88%, 6/01/22		455	514,737
AXA SA, 5.25%, 4/16/40 (b)	EUR	200	264,941
Lincoln National Corp., 7.00%, 6/15/40	USD	50	65,864
Manulife Financial Corp., 3.40%, 9/17/15		150	157,789
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (a)		375	395,271
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	200	297,755
Prudential Financial, Inc.:
4.75%, 9/17/15	USD	225	245,129
5.38%, 6/21/20		340	400,994

			3,515,029

Corporate Bonds	Par (000)		Value

Media – 1.0%
CBS Corp.:
4.63%, 5/15/18	USD	90	$100,574
8.88%, 5/15/19		155	207,021
5.75%, 4/15/20		140	164,840
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		100	151,538
Comcast Corp.:
5.88%, 2/15/18		328	395,699
4.65%, 7/15/42		229	233,044
COX Communications, Inc.:
3.25%, 12/15/22 (a)		576	585,151
8.38%, 3/01/39 (a)		623	922,890
4.70%, 12/15/42 (a)		13	12,794
NBCUniversal Media LLC:
5.15%, 4/30/20		510	604,432
4.38%, 4/01/21		490	551,324
2.88%, 1/15/23		407	403,420
Time Warner Cable, Inc., 4.50%, 9/15/42		394	358,156
Time Warner, Inc., 4.70%, 1/15/21		110	124,038
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		295	314,175

			5,129,096

Metals & Mining – 0.2%
Freeport-McMoRan Copper & Gold, Inc.:
3.10%, 3/15/20 (a)		349	350,166
3.55%, 3/01/22		115	114,311
3.88%, 3/15/23 (a)		209	209,605
5.45%, 3/15/43 (a)		23	22,731
Novelis, Inc., 8.75%, 12/15/20		420	473,550

			1,170,363

Multiline Retail – 0.1%
Macy’s Retail Holdings, Inc.:
7.45%, 7/15/17		337	414,279
2.88%, 2/15/23		310	300,018

			714,297

Multi-Utilities – 0.1%
Dominion Resources, Inc., 1.95%, 8/15/16		365	376,401

Oil, Gas & Consumable Fuels – 1.3%
Anadarko Petroleum Corp., 5.95%, 9/15/16		389	447,781
CONSOL Energy, Inc., 8.25%, 4/01/20		36	39,870
Energy Transfer Partners LP:
3.60%, 2/01/23		430	427,901
6.50%, 2/01/42		355	405,631
Enterprise Products Operating LLC, 4.45%, 2/15/43		140	134,623
Laredo Petroleum, Inc., 7.38%, 5/01/22		180	197,100
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19 (a)		330	337,425
MEG Energy Corp.:
6.50%, 3/15/21 (a)		555	591,075
6.38%, 1/30/23 (a)		95	98,800
Murphy Oil Corp.:
2.50%, 12/01/17		317	318,315
4.00%, 6/01/22		71	70,787
3.70%, 12/01/22		425	412,889
5.13%, 12/01/42		55	51,387
Noble Holding International Ltd., 3.95%, 3/15/22		140	144,162
Novatek OAO via Novatek Finance Ltd., 4.42%, 12/13/22 (a)		200	198,250
Peabody Energy Corp.:
6.00%, 11/15/18		33	35,063
6.25%, 11/15/21		212	220,480
Pride International, Inc., 6.88%, 8/15/20		125	156,711

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
Range Resources Corp.:
7.25%, 5/01/18	USD	485	$504,400
5.75%, 6/01/21		65	69,713
Sibur Securities Ltd., 3.91%, 1/31/18 (a)		200	196,500
Valero Energy Corp., 6.63%, 6/15/37		68	82,858
Western Gas Partners LP:
5.38%, 6/01/21		562	635,651
4.00%, 7/01/22		160	165,513
The Williams Cos., Inc.:
7.88%, 9/01/21		261	333,502
3.70%, 1/15/23		210	208,469

			6,484,856

Paper & Forest Products – 0.2%
International Paper Co.:
4.75%, 2/15/22		784	882,489
6.00%, 11/15/41		205	238,513

			1,121,002

Pharmaceuticals – 0.2%
Teva Pharmaceutical Finance Co. BV:
3.65%, 11/10/21		115	122,383
2.95%, 12/18/22		332	332,856
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21		285	303,297

			758,536

Real Estate Investment Trusts (REITs) – 0.1%
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/01/20		73	73,243
4.75%, 6/01/21		165	183,371
Vornado Realty LP, 5.00%, 1/15/22		450	498,522

			755,136

Real Estate Management & Development – 0.1%
Realogy Group LLC, 7.88%, 2/15/19 (a)		355	388,725

Road & Rail – 0.1%
Burlington Northern Santa Fe LLC, 3.00%, 3/15/23		329	331,517

Software – 0.0%
First Data Corp., 7.38%, 6/15/19 (a)		115	122,331

Specialty Retail – 0.1%
QVC, Inc.:
7.50%, 10/01/19 (a)		240	265,238
4.38%, 3/15/23 (a)		15	15,164
5.95%, 3/15/43 (a)		50	49,791

			330,193

Thrifts & Mortgage Finance – 0.1%
Radian Group, Inc., 5.38%, 6/15/15		720	730,800

Trading Companies & Distributors – 0.1%
United Rentals North America, Inc., 7.63%, 4/15/22		440	491,700

Wireless Telecommunication Services – 0.7%
America Movil SAB de CV:
2.38%, 9/08/16		480	493,763
3.13%, 7/16/22		200	196,130
4.38%, 7/16/42 (d)		200	184,333
CC Holdings GS V LLC, 3.85%, 4/15/23 (a)		216	217,612
Cricket Communications, Inc., 7.75%, 5/15/16		251	261,981
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		920	1,125,525
MetroPCS Wireless, Inc., 7.88%, 9/01/18		15	16,388
SBA Tower Trust, 5.10%, 4/15/42 (a)		220	247,444

Corporate Bonds	Par (000)		Value

Wireless Telecommunication Services (concluded)
Sprint Nextel Corp., 9.00%, 11/15/18 (a)	USD	480	$593,400

			3,336,576

Total Corporate Bonds – 9.7%			49,509,846

Foreign Agency Obligations

Caixa Economica Federal:
2.38%, 11/06/17 (a)		175	170,013
3.50%, 11/07/22 (a)		150	143,250
DP World Sukuk Ltd., 6.25%, 7/02/17		340	379,950
Eksportfinans ASA, 5.50%, 5/25/16		200	207,754
Hydro-Quebec:
8.40%, 1/15/22		412	588,200
8.05%, 7/07/24		1,180	1,723,291
Kreditanstalt fuer Wiederaufbau, 1.38%, 7/15/13		335	335,971
Nexen, Inc.:
5.88%, 3/10/35		20	24,155
6.40%, 5/15/37		140	180,855
7.50%, 7/30/39		360	523,409
Petrobras International Finance Co., 3.88%, 1/27/16		740	774,400
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 3/06/22 (a)		200	198,250
Sberbank of Russia Via SB Capital SA, 6.13%, 2/07/22		200	223,500

Total Foreign Agency Obligations – 1.1%			5,472,998

Foreign Government Obligations	Par (000)		Value

Argentina – 0.0%
Republic of Argentina, 2.50%, 12/31/38 (e)		195	60,938

Brazil – 0.0%
Federative Republic of Brazil, 7.13%, 1/20/37		100	138,750

Germany – 0.6%
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	EUR	2,125	2,954,894

Italy – 0.2%
Buoni Poliennali Del Tesoro:
4.75%, 6/01/17		155	208,824
5.25%, 8/01/17		840	1,155,899

			1,364,723

Mexico – 0.2%
United Mexican States:
5.63%, 1/15/17	USD	190	218,500
5.13%, 1/15/20		555	649,905

			868,405

Poland – 0.1%
Republic of Poland:
6.38%, 7/15/19		70	85,999
5.13%, 4/21/21		285	329,175

			415,174

Russia – 0.2%
Russian Federation, 7.50%, 3/31/30 (e)		798	988,832

South Africa – 0.1%
Republic of South Africa, 5.50%, 3/09/20		300	342,750

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	5

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value

Turkey – 0.1%
Republic of Turkey:
7.00%, 3/11/19	USD	140	$169,050
5.63%, 3/30/21		220	250,910
6.25%, 9/26/22		200	237,000

			656,960

Total Foreign Government Obligations – 1.5%			7,791,426

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations – 0.9%
Countrywide Alternative Loan Trust:
Series 2006-OA21, Class A1, 0.39%, 3/20/47 (b)	USD	2,003	1,377,092
Series 2007-22, Class 2A16, 6.50%, 9/25/37		1,511	1,181,706
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA5, Class 2A1, 0.40%, 4/25/46 (b)		212	144,510
Series 2006-OA5, Class 3A1, 0.40%, 4/25/46 (b)		333	256,246
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 2A1, 2.63%, 7/27/36 (a)(b)		612	601,260
Series 2011-5R, Class 2A1, 2.85%, 8/27/46 (a)(b)		455	400,073
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 3A1, 2.60%, 8/25/35 (b)		133	125,151
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.00%, 11/25/34 (b)		85	82,566
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 6/25/21		38	37,282
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		36	36,273
Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A1, 0.42%, 2/25/46 (b)		260	126,115

			4,368,274

Commercial Mortgage-Backed Securities – 3.8%
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AAB, 5.38%, 9/10/47		561	587,189
Series 2007-1, Class A4, 5.45%, 1/15/49		320	363,243
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		30	32,979
Series 2007-3, Class A4, 5.80%, 6/10/49 (b)		280	320,626
Series 2007-3, Class AM, 5.80%, 6/10/49 (b)		245	278,480
Banc of America Large Loan Trust, Series 2010-HLTN, Class HLTN, 2.50%, 11/15/15 (a)(b)		353	354,856
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)		70	77,034
Series 2007-PW17, Class A3, 5.74%, 6/11/50		476	500,051

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
CD 2006-CD3 Mortgage Trust, Class AM, 5.65%, 10/15/48	USD	250	$281,859
Citigroup Commercial Mortgage Trust:
Series 2005-C3, Class AJ, 4.96%, 5/15/43 (b)		430	451,014
Series 2008-C7, Class A4, 6.06%, 12/10/49 (b)		930	1,100,517
Commercial Mortgage Pass-Through Certificates:
Series 2006-C8, Class AM, 5.35%, 12/10/46		275	308,188
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		130	145,576
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		385	388,988
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)		280	286,988
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		50	51,580
Deutsche Bank ReREMIC Trust:
Series 2011-C32, Class A3A, 5.73%, 6/17/49 (a)(b)		205	236,119
Series 2012-EZ1, Class A, 0.95%, 9/25/45 (a)		910	912,208
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		225	227,561
GMAC Commercial Mortgage Securities Inc., Series 2004-C3 Trust, Class AAB, 4.70%, 12/10/41		1,184	1,210,950
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AJ, 5.87%, 7/10/38 (b)		160	160,460
Series 2007-GG11, Class A4, 5.74%, 12/10/49		120	138,579
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		320	362,038
Series 2007-GG9, Class AM, 5.48%, 3/10/39		90	99,269
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.44%, 12/10/27 (a)(b)		460	410,090
GS Mortgage Securities Trust:
Series 2006-GG8, Class AJ, 5.62%, 11/10/39		365	356,908
Series 2006-GG8, Class AM, 5.59%, 11/10/39		90	101,395
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8, Class A1A, 4.16%, 1/12/39 (a)		475	485,270
Series 2013-C10, Class C, 4.30%, 12/15/47 (b)		220	224,018
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (b)		260	280,434
Series 2007-CB18, Class A3, 5.45%, 6/12/47		155	159,805
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		461	500,328
LB-UBS Commercial Mortgage Trust:
Series 2004-C7, Class A1A 4.48%, 10/15/29		675	705,852
Series 2005-C2, Class AJ, 5.21%, 4/15/30 (b)		180	190,022
Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)		225	257,909

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
Series 2007-C7, Class A3, 5.87%, 9/15/45 (b)	USD	660	$759,645
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AJ, 5.27%, 11/12/37 (b)		240	256,914
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, 9/12/49		680	788,132
Morgan Stanley, Series 2007-XLC1, Class A2 0.47%, 7/17/17 (b)		61	59,251
Morgan Stanley Capital I Trust:
Series 2007-HQ12, Class A2FX, 5.59%, 4/12/49 (b)		298	310,730
Series 2007-HQ12, Class AM, 5.57%, 4/12/49 (b)		470	512,854
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		150	166,702
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		105	106,891
Morgan Stanley ReREMIC Trust:
Series 2009-IO, Class B, 4.19%, 7/17/56 (a)(f)		380	355,186
Series 2011-IO, Class A, 2.50%, 3/23/51 (a)		90	90,702
Series 2012-IO, Class AXB1, 1.00%, 12/01/42		185	184,802
Series 2012-IO, Class AXB2, 1.00%, 12/01/42		160	154,742
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)		334	338,062
Motel 6 Trust, Series 2012-MTL6, Class B, 2.74%, 10/05/25 (a)		430	431,848
Queens Center Mortgage Trust, Series 2013-QCA, Class D, 3.47%, 1/11/37 (a)(b)		580	539,050
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.93%, 2/16/51 (a)(b)		910	1,048,156
S2 Hospitality LLC, Series 2012-LV1, Class A, 4.50%, 4/15/25 (a)		171	171,087
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		544	537,850
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		337	337,026

			19,698,013

Interest Only Commercial Mortgage-Backed Securities – 0.5%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36 (a)(b)		4,250	258,051
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR1, Class XA, 2.25%, 5/15/45 (b)		2,720	372,912
Series 2013-LC6, Class XA, 1.96%, 1/10/46 (b)		4,290	474,071
GS Mortgage Securities Corp. II:
Series 2013-GC10, Class XA, 1.79%, 2/10/46 (b)		3,375	408,007
Series 2013-KYO, Class XB1, 3.25%, 11/08/29 (a)(b)		1,760	123,024
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class XA, 2.04%, 6/15/45 (b)		1,285	146,792
Morgan Stanley Capital I Trust, Series 2012-C4, Class XA, 2.69%, 3/15/45 (a)(b)		2,411	345,615

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities (concluded)
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class XA, 1.85%, 12/15/45 (a)(b)	USD	2,769	$340,860

			2,469,332

Total Non-Agency Mortgage-Backed Securities – 5.2%			26,535,619

Other Interests (c)(g)	Beneficial Interest (000)

Capital Markets – 0.0%
Lehman Brothers Holdings Capital Trust VII		130	–
Lehman Brothers Holdings, Inc.		490	–
Lehman TBA Claim Settlement Agreement		137	65,622

			65,622

Total Other Interests – 0.0%			65,622

Preferred Securities

Capital Trusts	Par (000)		Value

Capital Markets – 0.0%
State Street Capital Trust IV, 1.28%, 6/01/77 (b)		40	32,150

Commercial Banks – 0.1%
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)		295	295,737

Electric Utilities – 0.0%
Electricite de France SA, 5.25% (a)(b)		175	173,852

Insurance – 0.3%
American International Group, Inc., 8.18%, 5/15/68 (b)		145	195,206
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)		415	519,787
Prudential Financial, Inc., 5.88%, 9/15/42 (b)		436	464,340
Prudential Financial, Inc., 5.20%, 3/15/44 (b)		15	15,038
XL Group Plc, 6.50% (b)(h)		290	283,475

			1,477,846

Media – 0.0%
NBCUniversal Enterprise, Inc., 5.25% (a)(h)		200	202,450

Total Capital Trusts – 0.4%			2,182,035

Preferred Stocks	Shares		Value

Insurance – 0.1%
The Allstate Corp., 5.25%, 1/15/53		14,400	376,992

Thrifts & Mortgage Finance – 0.0%
Fannie Mae, 8.25% (c)		10,000	32,900
Freddie Mac, 8.38% (c)		10,000	33,190

			66,090

Total Preferred Stocks – 0.1%			443,082

Trust Preferreds	Shares		Value

Diversified Financial Services – 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		8,773	250,820

Total Preferred Securities – 0.6%			2,875,937

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	7

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)		Value

New York City Municipal Water Finance Authority RB:
5.38%, 6/15/43	USD	215	$248,643
5.50%, 6/15/43		255	297,345

Total Taxable Municipal Bonds – 0.1%			545,988

U.S. Government Sponsored Agency Securities	Par (000)		Value

Agency Obligations – 0.5%
Fannie Mae, 1.86%, 10/09/19 (f)		650	576,039
Federal Home Loan Bank, 5.63%, 6/13/16		450	520,957
FREMF Mortgage Trust:
Series 2012-K23, Class B, 3.66%, 10/25/45		180	180,922
Series 2012-K706, Class C, 4.02%, 11/25/44 (b)		90	91,833
Series 2012-K711, Class B, 3.56%, 8/25/45		225	230,033
Tennessee Valley Authority, 5.25%, 9/15/39		975	1,244,030

			2,843,814

Commercial Mortgage-Backed Securities – 0.1%
Freddie Mac, Series K013, Class A2, 3.97%, 1/25/21 (b)		570	642,881

Interest Only Collateralized Mortgage Obligations – 0.1%
Fannie Mae:
Series 2011-123, Class CS, 6.41%, 10/25/41 (b)		1,241	155,299
Series 2012-94, Class IK, 4.00%, 9/25/42		1,237	167,673

			322,972

Interest Only Commercial Mortgage-Backed Securities – 0.1%
Freddie Mac:
Series K019, Class X1, 1.75%, 3/25/22		627	76,995
Series K021, Class X1, 1.51%, 6/25/22		888	98,167
Series K023, Class X1, 1.32%, 8/25/22		1,638	160,099
Series K707, Class X1, 1.56%, 1/25/47		1,340	102,909
Series K710, Class X1, 1.78%, 5/25/19		1,037	96,431
Ginnie Mae, Series 2012-120, Class IO, 1.01%, 2/16/53		1,410	122,073

			656,674

Mortgage-Backed Securities – 25.1%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/27-12/01/27		2,257	2,348,042
2.96%, 3/01/41 (b)		164	172,222
3.00%, 2/01/28-4/01/43 (i)		19,198	19,843,097
3.15%, 3/01/41 (b)		209	219,557
3.27%, 12/01/40 (b)		251	266,507
3.32%, 6/01/41 (b)		317	335,261
3.48%, 9/01/41 (b)		223	235,982
3.50%, 1/01/27-4/01/43 (i)		9,743	10,312,606
4.00%, 2/01/25-4/01/43 (i)		9,983	10,679,703
4.50%, 2/01/25-4/01/43 (i)		11,911	12,834,398
4.78%, 8/01/38 (b)		292	313,254
5.00%, 9/01/33-4/01/43 (i)		3,715	4,041,432
5.50%, 9/01/34-4/01/43 (i)		4,956	5,436,802
6.00%, 4/01/35-4/01/43 (i)		3,265	3,604,140
6.50%, 5/01/40		1,387	1,555,069
Fannie Mae Pool, 6.00%, 12/01/27		29	31,867
Freddie Mac Gold Pool, 6.00%, 1/01/34		400	446,573
Freddie Mac Mortgage-Backed Securities:
3.00%, 3/01/43-4/01/43 (i)		2,310	2,373,569
3.03%, 2/01/41 (b)		250	263,642
3.50%, 11/01/42-4/01/43 (i)		16,171	17,008,739

U.S. Government Sponsored Agency Securities	Par (000)		Value

Mortgage-Backed Securities (concluded)
4.00%, 9/01/40-4/01/43 (i)	USD	5,668	$6,025,189
4.50%, 10/01/41-4/01/43 (i)		8,571	9,169,040
5.00%, 3/01/38-4/01/43 (i)		3,215	3,459,896
5.50%, 4/01/38-4/01/43 (i)		2,459	2,663,382
Ginnie Mae I Pool, 7.50%, 3/15/32		7	8,878
Ginnie Mae Mortgage-Backed Securities:
3.50%, 4/15/43 (i)		100	106,922
4.00%, 9/15/40-4/15/43 (i)		3,031	3,290,677
4.50%, 5/20/41-4/15/43 (i)		5,837	6,413,996
5.00%, 4/15/43 (i)		3,900	4,241,250
5.50%, 4/15/43 (i)		800	875,625

			128,577,317

Total U.S. Government Sponsored Agency Securities – 25.9%			133,043,658

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Bonds:
2.75%, 8/15/42		535	496,379
3.13%, 2/15/43 (d)		26,465	26,514,622
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		769	802,960
U.S. Treasury Notes:
0.25%, 2/28/15 (d)		1,048	1,048,082
0.38%, 3/15/16 (d)		6,870	6,874,294
0.75%, 2/28/18 (d)		3,880	3,879,092
1.00%, 11/30/19		5,021	4,969,615
1.63%, 11/15/22		1,060	1,041,202
2.00%, 2/15/23 (d)		11,858	12,008,075

Total U.S. Treasury Obligations – 11.2%			57,634,321

Total Long-Term Investments (Cost – $572,894,382) – 122.8%			629,888,392

Short-Term Securities	Shares		Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (j)(k)		4,691,524	4,691,524

Total Short-Term Securities (Cost – $4,691,524) – 0.9%			4,691,524

Options Purchased			Value

(Cost – $978,481) – 0.2%			906,494

Total Investments Before Borrowed Bonds, Options Written and TBA Sale Commitments
(Cost – $578,564,387*) – 123.9%			635,486,410

Borrowed Bonds	Par (000)		Value

U.S. Treasury Obligations – (0.6)%
U.S. Treasury Notes, 2.00%, 2/15/23	USD	(3,300)	(3,341,765)

Total Borrowed Bonds (Proceeds – $3,318,553) – (0.6)%			(3,341,765)

Options Written			Value

(Premiums Received – $ 58,712) – (0.0)%			(55,888)

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

TBA Sale Commitments (i)	Par (000)		Value

Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/28	USD	1,400	$(1,452,281)
3.50%, 4/01/28-4/01/43		4,800	(5,074,188)
4.00%, 4/01/28-4/01/43		6,600	(7,041,648)
6.00%, 7/01/42-4/01/43		1,500	(1,643,188)
3.00%, 4/01/43		9,600	(9,901,500)
4.50%, 4/01/43		5,500	(5,925,391)
5.00%, 4/01/43		1,300	(1,408,266)
5.50%, 4/01/43		3,100	(3,380,938)
Freddie Mac Mortgage-Backed Securities:
5.50%, 4/01/42		1,400	(1,516,102)
5.00%, 7/01/42		1,400	(1,505,656)
3.00%, 4/01/43		1,600	(1,643,000)
3.50%, 4/01/43		9,800	(10,312,586)
4.00%, 4/01/43		3,800	(4,038,688)

TBA Sale Commitments (i)	Par (000)		Value

4.50%, 4/01/43	USD	6,200	$(6,632,063)
Ginnie Mae Mortgage-Backed Securities:
5.50%, 4/01/42		100	(109,453)
4.00%, 4/15/43		1,000	(1,089,883)
4.50%, 4/15/43		2,700	(2,955,234)
5.00%, 4/15/43		1,900	(2,066,250)

Total TBA Sale Commitments (Proceeds – $67,547,535) – (13.2)%			(67,696,315)

Total Investments Net of Borrowed Bonds, Options Written and TBA Sale Commitments – 110.1%			564,392,442
Liabilities in Excess of Other Assets – (10.1)%			(51,560,327)

Net Assets – 100.0%			$512,832,115

Notes to Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$581,085,743

Gross unrealized appreciation	$57,139,371
Gross unrealized depreciation	(2,738,704)

Net unrealized appreciation	$54,400,667

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Non-income producing security.
(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America Corp.	-	$1,270
Barclays Plc	$215,718	$781
BNP Paribas SA	$(627,031)	$(1,508)
Citigroup, Inc.	$(857,953)	$(1,574)
Credit Suisse Group AG	$(5,022,656)	$(13,516)
Deutsche Bank AG	$7,523,250	$(19,109)
Goldman Sachs Group, Inc.	$1,607,762	$(1,106)
JPMorgan Chase & Co.	$6,493,488	$18,945
Morgan Stanley	$(533,047)	$(984)

(j)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at March 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,709,255	1,982,269	4,691,524	$1,469

(k)	Represents the current yield as of report date.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	9

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—	Reverse repurchase agreements outstanding as of March 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Deutsche Bank AG	0.00%	10/24/12	12/31/22	$327,931	$327,931
JPMorgan Chase & Co.	0.00%	3/14/13	4/01/13	168,000	168,000
Bank of America Corp.	0.03%	3/28/13	4/01/13	3,884,850	3,884,863
Bank of America Corp.	0.18%	3/28/13	4/01/13	1,048,000	1,048,021
Credit Suisse Group AG	0.00%	3/28/13	4/01/13	8,697,068	8,697,068
Deutsche Bank AG	0.11%	3/28/13	4/01/13	6,878,588	6,878,672
Morgan Stanley	0.25%	3/28/13	4/01/13	22,220,000	22,220,617

Total				$43,224,437	$43,225,172

—	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
20	Euro Dollar Futures	Chicago Mercantile	June 2013	USD	4,983,500	$ (360)
137	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2013	USD	30,202,078	4,545
89	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2013	USD	11,040,867	17,289
38	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	June 2013	USD	5,489,813	24,759
20	Euro Dollar Futures	Chicago Mercantile	September 2013	USD	4,981,500	(467)
20	Euro Dollar Futures	Chicago Mercantile	December 2013	USD	4,980,000	(467)
20	Euro Dollar Futures	Chicago Mercantile	March 2014	USD	4,979,000	(595)
2	Euro Dollar Futures	Chicago Mercantile	December 2014	USD	497,275	695
24	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	5,963,400	15,949
25	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	6,206,563	6,855
(85)	Euro-Bund	Eurex	June 2013	EUR	15,852,241	(42,589)
(130)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2013	USD	17,157,969	(149,765)
(102)	Ultra Treasury Bonds	Chicago Board of Trade	June 2013	USD	16,074,563	(136,673)
(20)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	4,940,000	(2,802)
(20)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	4,931,750	(2,871)
(20)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	4,923,000	(3,043)
(20)	Euro Dollar Futures	Chicago Mercantile	March 2017	USD	4,914,250	(3,067)

Total						$(272,607)

—	Foreign currency exchange contracts as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	784,000	USD	1,063,875	Deutsche Bank AG	4/23/13	$(58,734)
EUR	1,170,000	USD	1,519,230	UBS AG	4/23/13	(19,211)
USD	5,844,345	EUR	4,386,000	Citigroup, Inc.	4/23/13	221,196
USD	328,946	EUR	247,000	Royal Bank of Scotland Group Plc	4/23/13	12,276
USD	977,634	EUR	746,000	Royal Bank of Scotland Group Plc	4/23/13	21,211
USD	513,960	EUR	386,000	UBS AG	4/23/13	19,082
USD	447,636	EUR	350,000	Citigroup, Inc.	6/19/13	(1,283)

Total						$194,537

10	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

—	Exchange-traded options purchased as of March 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

U.S. Treasury Bonds (30 Year)	Put	USD	142.00	4/01/13	55	$859
Euro Dollar (2 Year) Mid-Curve	Put	USD	98.75	9/13/13	163	16,300
Euro Dollar (2 Year) Mid-Curve	Put	USD	99.25	9/13/13	58	21,750

Total						$38,909

—	Over-the-counter interest rate swaptions purchased as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

10-Year Interest Rate Swap	Citigroup, Inc.	Call	2.42%	Receive	3-month LIBOR	3/07/14	USD	14,900	$486,644
					6-month JPY
20-Year Interest Rate Swap	Citigroup, Inc.	Put	1.88%	Pay	LIBOR	11/18/13	JPY	159,090	22,498
10-Year Interest Rate Swap	Citigroup, Inc.	Put	2.42%	Pay	3-month LIBOR	3/07/14	USD	14,900	358,443

Total									$867,585

—	Exchange-traded options written as of March 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

U.S. Treasury Notes (10 Year)	Call	USD	131.00	4/26/13	32	$(39,000)
U.S. Treasury Notes (10 Year)	Put	USD	129.00	4/26/13	32	(1,000)
Euro Dollar (3 Year) Mid-Curve	Put	USD	98.13	9/13/13	82	(15,888)

Total						$(55,888)

—	Credit default swaps - buy protection outstanding as of March 31, 2013 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Eastman Chemical Co.	0.68%	Morgan Stanley	9/20/13	USD	690	$(2,045)
Radian Group, Inc.	5.00%	Citibank, N.A.	6/20/15	USD	720	(58,898)
CDX.NA.HY Series 19 Version 1	5.00%	Credit Suisse Group AG	12/20/17	USD	1,033	(40,972)

Total						$(101,915)

—	Credit default swaps - sold protection outstanding as of March 31, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

CDX.NA.HY Series 19 Version 1	5.00%	Credit Suisse Group AG	12/20/17	B+	USD	1,336	$65,331
CMBX.NA Series 2 AM	0.50%	Deutsche Bank AG	3/15/49	A-	USD	270	25,182
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB-	USD	120	5,170

Total							$95,683

[1]	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	11

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

—	Interest rate swaps outstanding as of March 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.56%[1]	3-month LIBOR	Deutsche Bank AG	7/02/14	USD	16,000	$(47,052)
2.57%[2]	3-month LIBOR	Deutsche Bank AG	10/27/20	USD	300	24,569
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	550	(73,625)
1.75%[2]	3-month LIBOR	Citigroup, Inc.	12/14/22	USD	300	(4,587)
2.89%[1]	3-month LIBOR	Bank of America Corp.	1/14/43	USD	2,800	44,946
3.01%[1]	3-month LIBOR	Bank of America Corp.	2/06/43	USD	481	(3,363)
3.02%[1]	3-month LIBOR	Credit Suisse Group AG	2/06/43	USD	547	(4,162)
3.00%[1]	3-month LIBOR	JPMorgan Chase & Co.	2/11/43	USD	1,600	(6,609)
3.03%[1]	3-month LIBOR	Credit Suisse Group AG	2/19/43	USD	500	(4,596)

Total						$(74,479)

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.

—	Total return swaps outstanding as of March 31, 2013 were as follows:

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citigroup, Inc.	1/12/41	USD	456	$(9,124)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citigroup, Inc.	1/12/41	USD	260	1,764
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Group, Inc.	1/12/41	USD	260	488
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase & Co.	1/12/41	USD	716	7,489
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citigroup, Inc.	1/12/43	USD	181	(41)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse Group AG	1/12/43	USD	181	(250)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Group, Inc.	1/12/43	USD	90	(42)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase & Co.	1/12/43	USD	452	4,508

Total						$ 4,792

[1]	Fund pays the floating rate and receives the total return of the reference entity.
[2]	Fund pays the total return of the reference entity and receives the floating rate.

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

12	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$21,986,128	$6,445,208	$28,431,336
Common Stocks	$317,981,641	–	–	317,981,641
Corporate Bonds	–	48,018,471	1,491,375	49,509,846
Foreign Agency Obligations	–	5,472,998	–	5,472,998
Foreign Government Obligations	–	7,791,426	–	7,791,426
Non-Agency Mortgage-Backed Securities	–	24,378,799	2,156,820	26,535,619
Other Interests	–	–	65,622	65,622
Preferred Securities	693,902	2,182,035	–	2,875,937
Taxable Municipal Bonds	–	545,988	–	545,988
U.S. Government Sponsored Agency Securities	–	133,043,658	–	133,043,658
U.S. Treasury Obligations	–	57,634,321	–	57,634,321
Short-Term Securities:
Money Market Fund	4,691,524	–	–	4,691,524
Options Purchased:
Equity Contracts	859	–	–	859
Interest Rate Contracts	38,050	867,585	–	905,635
Liabilities:
Investments:
Borrowed Bonds	–	(3,341,765)	–	(3,341,765)
TBA Sale Commitments	–	(67,696,315)	–	(67,696,315)

Total	$323,405,976	$230,883,329	$10,159,025	$564,448,330

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	-	$95,683	–	$95,683
Foreign currency exchange contracts	-	273,765	–	273,765
Interest rate contracts	$68,203	69,515	–	137,718
Other contracts	-	14,249	–	14,249
Liabilities:
Credit contracts	-	(101,915)	–	(101,915)
Foreign currency exchange contracts	-	(135,116)	–	(135,116)
Interest rate contracts	(396,698)	(88,106)	–	(484,804)
Other contracts	-	(9,457)	–	(9,457)

Total	$(328,495)	$118,618	–	$(209,877)

[1]

Derivative financial instruments are swaps, foreign currency exchange contracts, financial futures contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$2,930	–	–	$2,930
Foreign currency at value	26,292	–	–	26,292
Liabilities:
Reverse repurchase agreements	–	$(43,224,437)	–	(43,224,437)

Total	$29,222	$(43,224,437)	–	$(43,195,215)

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2013.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	13

Schedule of Investments (concluded)	BlackRock Balanced Capital Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Other Interests	US Government Sponsored Agency Securities	Total

Assets:
Opening Balance, as of December 31, 2012	$6,264,977	$1,102,750	$2,753,218	–	$ 351,180	$10,472,125
Transfers into Level 3[1]	780,000	–	–	–	–	780,000
Transfers out of Level 3[1]	(1,939,626)	–	(1,291,856)	–	(351,180)	(3,582,662)
Accrued discounts/premiums	230	(20)	1,261	–	–	1,471
Net realized gain (loss)	–	–	878	–	–	878
Net change in unrealized appreciation/depreciation[2]	894	(1,355)	(76,568)	$65,622	–	(11,407)
Purchases	1,338,733	390,000	821,584	–	–	2,550,317
Sales	–	–	(51,697)	–	–	(51,697)

Closing Balance, as of March 31, 2013	$6,445,208	$1,491,375	$2,156,820	$65,622	–	$10,159,025

1 Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

2 The change in unrealized appreciation/depreciation on investments still held as of March 31, 2013 was $(11,407).

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

14	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense – 3.5%
Precision Castparts Corp.	13,019	$2,468,663
United Technologies Corp.	24,020	2,244,189

		4,712,852

Beverages – 1.3%
The Coca-Cola Co.	44,385	1,794,929

Biotechnology – 3.0%
Gilead Sciences, Inc. (a)	48,905	2,392,922
United Therapeutics Corp. (a)	27,448	1,670,760

		4,063,682

Chemicals – 1.9%
Monsanto Co.	23,578	2,490,544

Communications Equipment – 3.6%
F5 Networks, Inc. (a)	7,580	675,226
QUALCOMM, Inc.	62,450	4,181,028

		4,856,254

Computers & Peripherals – 1.3%
Apple, Inc.	3,913	1,732,011

Consumer Finance – 0.6%
Discover Financial Services	18,739	840,257

Diversified Financial Services – 1.6%
JPMorgan Chase & Co.	1,979	93,923
The McGraw-Hill Cos., Inc.	13,068	680,581
Moody’s Corp.	24,853	1,325,162

		2,099,666

Electrical Equipment – 2.7%
Eaton Corp. Plc	36,320	2,224,600
Roper Industries, Inc.	11,350	1,444,969

		3,669,569

Energy Equipment & Services – 3.0%
FMC Technologies, Inc. (a)(b)	56,289	3,061,559
Schlumberger Ltd.	12,538	938,971

		4,000,530

Food Products – 1.8%
Mead Johnson Nutrition Co.	31,411	2,432,782

Health Care Equipment & Supplies – 3.2%
Abbott Laboratories	84,900	2,998,668
Intuitive Surgical, Inc. (a)	2,708	1,330,143

		4,328,811

Hotels, Restaurants & Leisure – 1.3%
Las Vegas Sands Corp.	31,882	1,796,551

Industrial Conglomerates – 2.9%
Danaher Corp.	63,200	3,927,880

Insurance – 1.7%
American International Group, Inc. (a)	59,500	2,309,790

Internet & Catalog Retail – 5.2%
Amazon.com, Inc. (a)	17,300	4,610,277
Expedia, Inc.	37,836	2,270,538

		6,880,815

Common Stocks	Shares	Value

Internet Software & Services – 10.5%
eBay, Inc. (a)	77,188	$4,185,133
Facebook, Inc., Class A (a)	46,657	1,193,486
Google, Inc., Class A (a)	9,190	7,297,136
Linkedin Corp., Class A (a)	7,304	1,285,942

		13,961,697

IT Services – 8.7%
Alliance Data Systems Corp. (a)	8,812	1,426,575
Gartner, Inc. (a)(b)	30,900	1,681,269
Mastercard, Inc., Class A	5,712	3,090,935
Teradata Corp. (a)	38,100	2,229,231
Visa, Inc., Class A	18,742	3,183,141

		11,611,151

Media – 13.0%
CBS Corp., Class B	48,694	2,273,523
Discovery Communications, Inc., Class A (a)(b)	16,600	1,307,084
Discovery Communications, Inc., Class C (a)	9,900	688,446
DISH Network Corp., Class A	21,400	811,060
Liberty Global, Inc., Class A (a)	42,453	3,116,050
Sirius XM Radio, Inc. (b)	929,585	2,863,122
Viacom, Inc., Class B	67,500	4,155,975
The Walt Disney Co.	36,729	2,086,207

		17,301,467

Oil, Gas & Consumable Fuels – 2.6%
Concho Resources, Inc. (a)	5,700	555,351
EOG Resources, Inc.	13,875	1,776,971
Noble Energy, Inc.	9,923	1,147,694

		3,480,016

Personal Products – 2.7%
The Estee Lauder Cos., Inc., Class A	55,313	3,541,691

Pharmaceuticals – 7.0%
AbbVie, Inc.	16,946	691,058
Allergan, Inc.	38,062	4,248,861
Merck & Co., Inc.	37,700	1,667,471
Valeant Pharmaceuticals International, Inc. (a)	22,040	1,653,441
Zoetis, Inc. (a)	31,800	1,062,120

		9,322,951

Professional Services – 1.2%
Verisk Analytics, Inc., Class A (a)	25,400	1,565,402

Real Estate Investment Trusts (REITs) – 1.2%
American Tower Corp.	20,220	1,555,322

Road & Rail – 1.7%
Union Pacific Corp.	15,571	2,217,466

Software – 4.4%
Citrix Systems, Inc. (a)	27,515	1,985,482
Salesforce.com, Inc. (a)	13,997	2,503,084
Splunk, Inc. (a)	33,359	1,335,361

		5,823,927

Specialty Retail – 3.7%
CarMax, Inc. (a)	36,715	1,531,016
The Home Depot, Inc.	48,889	3,411,474

		4,942,490

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	15

Schedule of Investments (continued)	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Textiles, Apparel & Luxury Goods – 3.1%
Ralph Lauren Corp.	16,600	$2,810,546
Under Armour, Inc., Class A (a)	25,960	1,329,152

		4,139,698

Trading Companies & Distributors – 1.0%
United Rentals, Inc. (a)(b)	25,434	1,398,107

Total Long-Term Investments
(Cost – $113,922,770) – 99.4%		132,798,308

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (c)(d)	394,688	$394,688

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.23% (c)(d)(e)	$3,859	3,859,373

Total Short-Term Securities
(Cost – $4,254,061) – 3.2%		4,254,061

Total Investments (Cost – $118,176,831*) – 102.6%		137,052,369
Liabilities in Excess of Other Assets – (2.6)%		(3,470,012)

Net Assets – 100.0%		$133,582,357

Notes to Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$118,392,600

Gross unrealized appreciation	$19,669,158
Gross unrealized depreciation	(1,009,389)

Net unrealized appreciation	$18,659,769

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Net Activity	Shares/Beneficial Interest Held at March 31, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	314,198	80,490	394,688	$285
BlackRock Liquidity Series LLC, Money Market Series	$5,672,246	$(1,812,873)	$3,859,373	$13,684

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

16	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments (concluded)	BlackRock Capital Appreciation Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$132,798,308	–	–	$132,798,308
Short-Term Securities	394,688	$3,859,373	–	4,254,061

Total	$133,192,996	$3,859,373	–	$137,052,369

[1] See above Schedule of Investments for values in each industry.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities:
Bank overdraft	–	$(121,500)	–	$(121,500)
Collateral on securities loaned at value	–	(3,859,373)	–	(3,859,373)

Total	–	$(3,980,873)	–	$(3,980,873)

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	17

Consolidated Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina – 0.1%
Tenaris SA - ADR	3,897	$158,920

Australia – 0.4%
Asciano Ltd.	41,187	239,583
Mesoblast Ltd. (a)	25,431	162,750
Newcrest Mining Ltd.	11,285	235,451
Orica Ltd.	5,913	150,443
QBE Insurance Group Ltd.	15,874	223,165
Telstra Corp. Ltd.	17,534	82,289

		1,093,681

Belgium – 0.2%
Anheuser-Busch InBev NV	3,236	320,426
RHJ International (a)	24,918	118,178
RHJ International - ADR (a)	5,827	27,685

		466,289

Brazil – 1.2%
Anhanguera Educacional Participacoes SA	10,804	174,589
BR Malls Participacoes SA	10,215	127,782
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	5,908	310,698
Cielo SA	9,336	274,626
Cosan Ltd., Class A	28,932	564,174
Cyrela Brazil Realty SA Empreendimentos e Participacoes	22,817	195,700
Hypermarcas SA (a)	30,189	239,069
Itau Unibanco Holding SA, Preference Shares	15,584	276,884
MRV Engenharia e Participacoes SA	39,072	162,728
Petroleo Brasileiro SA - ADR	23,375	424,256
Qualicorp SA (a)	17,728	177,920
SLC Agricola SA	20,135	183,353
Telefonica Brasil SA - ADR	7,943	211,919

		3,323,698

Canada – 2.4%
Agrium, Inc.	3,291	320,873
Athabasca Oil Corp. (a)	36,880	329,538
Bank of Nova Scotia	4,193	243,633
BCE, Inc.	6,533	304,783
Brookfield Asset Management, Inc., Class A	7,916	288,855
Canadian Natural Resources Ltd.	8,410	270,213
Canadian Pacific Railway Ltd.	519	67,618
Canadian Pacific Railway Ltd.	3,278	427,681
Detour Gold Corp. (a)	5,539	106,337
Eldorado Gold Corp.	22,669	216,373
Goldcorp, Inc.	28,782	967,939
Kinross Gold Corp.	24,836	196,286
Kinross Gold Corp.	5,428	43,044
Osisko Mining Corp. (a)	23,530	139,473
Potash Corp. of Saskatchewan, Inc.	14,677	576,072
Rogers Communications, Inc., Class B	5,073	259,027
Shaw Communications, Inc., Class B	15,241	376,942

Common Stocks	Shares	Value

Canada (concluded)
Silver Wheaton Corp.	11,155	$349,709
Suncor Energy, Inc.	1,202	36,072
Suncor Energy, Inc. - NY Shares	23,421	700,811
Teck Resources Ltd., Class B	1,095	30,835
TELUS Corp.	2,468	170,210
The Toronto-Dominion Bank	1,964	163,290
Valeant Pharmaceuticals International, Inc. (a)	1,299	97,451

		6,683,065

Chile – 0.0%
Sociedad Quimica y Minera de Chile SA - ADR	2,181	120,936

China – 0.5%
Baidu, Inc. - ADR (a)	1,363	119,535
Beijing Enterprises Holdings Ltd.	90,319	695,710
Chaoda Modern Agriculture Holdings Ltd. (b)	715,816	39,367
China BlueChemical Ltd., Class H	179,739	111,362
Dongfeng Motor Group Co. Ltd., Class H	43,800	61,496
Haitian International Holdings Ltd.	51,898	80,754
Sinopharm Group Co. Ltd., H Shares	61,195	197,457
Zhongsheng Group Holdings Ltd.	96,925	117,358

		1,423,039

Denmark – 0.1%
A.P. Moeller - Maersk A/S, Class B	19	148,305

France – 1.7%
AXA SA	18,678	321,055
BNP Paribas SA	13,763	706,362
Cie de Saint-Gobain SA	3,566	132,190
European Aeronautic Defence & Space Co. NV	8,111	412,748
Eutelsat Communications SA	4,984	175,715
LVMH Moet Hennessy Louis Vuitton SA	1,515	260,024
Safran SA	17,290	771,138
Sanofi	5,150	523,283
Sanofi - ADR	713	36,420
Societe Generale SA	3,229	106,081
Technip SA	1,053	107,952
Total SA	9,573	458,371
Total SA - ADR	11,984	574,992
Unibail-Rodamco SE	639	148,825

		4,735,156

Germany – 2.0%
Allianz SE, Registered Shares	3,054	414,754
BASF SE	1,805	158,069
Bayerische Motoren Werke AG	2,481	214,056
Daimler AG, Registered Shares	1,595	86,778
Deutsche Bank AG, Registered Shares	8,262	322,102
Deutsche Boerse AG	2,787	168,777
Deutsche Telekom AG, Registered Shares	38,920	411,374
Fresenius SE & Co. KGaA	3,917	483,454
Kabel Deutschland Holding AG	3,541	326,707

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	LIBOR	London Interbank Offered Rate
AUD	Australian Dollar	LIFFE	London International
BRL	Brazilian Real		Financial Futures
CAD	Canadian Dollar		and Options Exchange
CHF	Swiss Franc	MXN	Mexican Peso
CNY	Chinese Yuan	MYR	Malaysian Ringgit
EUR	Euro	RUB	Russian Ruble
FTSE	Financial Times Stock	SGD	Singapore Dollar
	Exchange	S&P	Standard & Poor’s
GBP	British Pound	SPDR	Standard & Poor’s
GDR	Global Depositary		Depositary Receipts
	Receipts	TBA	To-Be-Announced
HKD	Hong Kong Dollar	TRY	Turkish Lira
JPY	Japanese Yen

18	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Germany (concluded)
Lanxess AG	5,579	$395,602
Linde AG	3,521	654,642
MAN SE	114	12,256
Muenchener Rueckversicherungs AG, Registered Shares	919	171,866
SAP AG	2,366	189,546
Siemens AG, Registered Shares	5,182	558,151
Telefonica Deutschland Holding AG (a)	23,367	178,872
Volkswagen AG, Preference Shares	3,445	684,449

		5,431,455

Hong Kong – 0.2%
The Link REIT	62,844	342,415
Yuanda China Holdings Ltd.	640,315	65,158

		407,573

Indonesia – 0.0%
Telekomunikasi Indonesia Persero Tbk PT	80,100	90,508

Ireland – 0.2%
Accenture Plc, Class A	615	46,722
Covidien Plc	3,594	243,817
Eaton Corp. Plc	2,193	134,321

		424,860

Israel – 0.0%
Check Point Software Technologies Ltd. (a)	758	35,618

Italy – 0.7%
Eni SpA	29,108	654,055
Fiat Industrial SpA	58,173	653,945
Intesa Sanpaolo SpA	184,371	269,885
Telecom Italia SpA	97,792	66,828
UniCredit SpA (a)	58,481	249,620

		1,894,333

Japan – 7.3%
Aisin Seiki Co. Ltd.	4,720	172,903
Asahi Kasei Corp.	31,900	212,712
Astellas Pharma, Inc.	6,190	332,570
Bridgestone Corp.	19,000	639,520
Canon, Inc.	9,623	347,401
Daihatsu Motor Co. Ltd.	6,900	143,011
Daikin Industries Ltd.	4,100	160,639
Denso Corp.	7,130	301,689
East Japan Railway Co.	9,027	739,949
FANUC Corp.	1,500	230,781
Fuji Heavy Industries Ltd.	52,260	810,701
Futaba Industrial Co. Ltd.	9,470	42,835
Hitachi Chemical Co. Ltd.	11,500	174,124
Hitachi Ltd.	48,200	277,900
Honda Motor Co. Ltd.	15,440	582,812
Hoya Corp.	13,901	258,596
IHI Corp.	66,000	200,425
Inpex Corp.	80	424,719
Japan Airlines Co. Ltd.	6,400	296,963
JGC Corp.	15,580	393,553
JSR Corp.	9,200	186,774
Kao Corp.	4,200	137,354
KDDI Corp.	9,200	378,042
Kirin Holdings Co. Ltd.	19,790	317,506
Kubota Corp.	44,880	637,603
Kuraray Co. Ltd.	14,720	219,284
Kyocera Corp.	1,800	168,380
Kyowa Hakko Kirin Co. Ltd.	15,870	180,977
Mazda Motor Corp. (a)	18,000	53,706

Common Stocks	Shares	Value

Japan (concluded)
Mitsubishi Corp.	21,390	$395,867
Mitsubishi UFJ Financial Group, Inc.	80,800	478,726
Mitsui & Co. Ltd.	62,720	874,404
MS&AD Insurance Group Holdings	21,615	474,162
Murata Manufacturing Co. Ltd.	4,540	337,921
Nintendo Co. Ltd.	2,200	236,165
Nippon Telegraph & Telephone Corp.	4,610	200,935
Nitto Denko Corp.	2,800	165,598
Nomura Holdings, Inc.	70,400	431,310
NTT DoCoMo, Inc.	129	194,637
Okumura Corp.	33,270	130,706
Rakuten, Inc.	36,700	372,923
Rinnai Corp.	2,250	161,738
Rohm Co. Ltd.	3,660	134,073
Ryohin Keikaku Co. Ltd.	3,100	247,855
Sekisui Chemical Co. Ltd.	9,000	98,620
Shin-Etsu Chemical Co. Ltd.	9,920	658,314
Softbank Corp.	1,500	69,123
Sony Financial Holdings, Inc.	9,300	139,233
Sumitomo Corp.	10,900	136,337
Sumitomo Electric Industries Ltd.	14,200	175,050
Sumitomo Mitsui Financial Group, Inc.	19,800	793,640
Suzuki Motor Corp.	27,461	615,525
T&D Holdings, Inc.	12,300	148,363
Terumo Corp.	2,800	120,408
Toda Corp.	37,000	86,823
Tokio Marine Holdings, Inc.	36,902	1,038,334
Tokyo Gas Co. Ltd.	93,581	510,731
Toyota Industries Corp.	13,914	506,743
Toyota Motor Corp.	7,100	366,384
Ube Industries Ltd.	70,600	138,681
West Japan Railway Co.	3,600	172,584
Yahoo! Japan Corp. (c)	419	192,639
Yamada Denki Co. Ltd.	5,950	271,345

		20,099,326

Kazakhstan – 0.1%
KazMunaiGas Exploration Production JSC-GDR	16,446	301,500

Malaysia – 0.4%
Axiata Group Bhd	194,351	414,609
IHH Healthcare Bhd (a)	420,700	508,571
Telekom Malaysia Bhd	94,914	165,359

		1,088,539

Mexico – 0.3%
Fibra Uno Administracion SA de CV	34,200	113,180
Fomento Economico Mexicano SAB de CV - ADR	1,430	162,305
Macquarie Mexico Real Estate Management SA de CV (a)	42,992	96,014
Mexichem SAB de CV	31,572	169,865
TF Administradora Industrial S de RL de CV (a)	85,900	191,910

		733,274

Netherlands – 0.5%
CNH Global NV	990	40,907
DE Master Blenders 1753 NV (a)	4,947	76,410
ING Groep NV CVA (a)	34,755	246,668
Koninklijke KPN NV (b)	16,102	54,158
Unilever NV-NY Shares	1,946	79,786
Unilever NV CVA	8,650	354,303
Ziggo NV	14,909	524,293

		1,376,525

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Philippines – 0.1%
Philippine Long Distance Telephone Co. - ADR	1,827	$129,607

Portugal – 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	23,536	99,375

Russia – 0.2%
Federal Hydrogenerating Co. JSC - ADR	72,726	139,488
Novorossiysk Commercial Sea Port PJSC - GDR	15,316	127,199
Sberbank of Russia	98,073	311,872

		578,559

Singapore – 0.6%
CapitaLand Ltd.	103,700	295,068
Keppel Corp. Ltd.	41,450	374,206
Oversea-Chinese Banking Corp. Ltd.	37,400	321,062
Raffles Medical Group Ltd.	42,300	111,836
Singapore Press Holdings Ltd.	20,370	73,559
Singapore Telecommunications Ltd.	128,300	371,270

		1,547,001

South Africa – 0.1%
Life Healthcare Group Holdings Ltd.	43,872	164,380
MTN Group Ltd.	4,152	72,604

		236,984

South Korea – 0.9%
Cheil Industries, Inc.	1,451	114,633
Hyundai Motor Co.	1,546	311,607
KT Corp.	970	30,810
KT Corp. - ADR	5,055	79,414
POSCO	351	102,961
Samsung Electronics Co. Ltd.	1,320	1,813,686

		2,453,111

Spain – 0.3%
Banco Bilbao Vizcaya Argentaria SA	20,945	181,568
Banco Santander SA	38,534	258,917
Telefonica SA	20,481	275,389
Telefonica SA - ADR (a)	4,830	65,253

		781,127

Sweden – 0.2%
Svenska Handelsbanken AB, Class A	9,615	410,350

Switzerland – 1.6%
Glencore International Plc	17,598	95,240
Nestle SA	12,739	921,530
Novartis AG, Registered Shares	4,638	329,645
Roche Holding AG	4,864	1,132,712
Swisscom AG, Registered Shares	434	200,856
Syngenta AG, Registered Shares	2,829	1,180,489
TE Connectivity Ltd.	1,158	48,555
UBS AG, Registered Shares	14,236	218,265
Zurich Insurance Group AG	747	207,964

		4,335,256

Taiwan – 0.4%
Cheng Shin Rubber Industry Co. Ltd.	51,123	150,841
Chunghwa Telecom Co. Ltd.	24,517	76,284
Chunghwa Telecom Co. Ltd. - ADR	6,545	203,549
Far EasTone Telecommunications Co. Ltd	63,635	146,793
Taiwan Semiconductor Manufacturing Co. Ltd.	85,822	289,191
Yulon Motor Co. Ltd.	69,059	123,646

		990,304

Thailand – 0.3%
Bangkok Dusit Medical Services PCL, Class F	39,700	221,837
PTT Global Chemical PCL	130,752	310,570

Common Stocks	Shares	Value

Thailand (concluded)
PTT PCL	16,979	$188,011
Siam Commercial Bank PCL	36,046	218,666

		939,084

United Arab Emirates – 0.0%
NMC Health Plc (a)	25,097	125,107

United Kingdom – 3.2%
Amlin Plc	12,213	78,607
Antofagasta Plc	12,016	179,697
AstraZeneca Plc	12,191	611,327
AstraZeneca Plc - ADR	792	39,584
BG Group Plc	52,421	899,468
BHP Billiton Plc	11,545	336,008
BP Plc	27,296	190,787
BP Plc - ADR	7,470	316,355
BT Group Plc	113,965	481,507
Delta Topco Ltd. (a)	369,427	227,124
Diageo Plc - ADR	3,488	438,930
Genel Energy Plc	15,534	191,229
GlaxoSmithKline Plc	11,972	279,931
GlaxoSmithKline Plc - ADR	852	39,967
Guinness Peat Group Plc (a)	171,517	86,146
HSBC Holdings Plc	94,766	1,011,778
Invensys Plc	36,515	194,678
Lloyds Banking Group Plc (a)	339,568	251,277
Manchester United Plc, Class A (a)(b)	9,352	156,646
National Grid Plc	49,935	580,568
Pearson Plc	7,047	126,807
Polyus Gold International Ltd. (a)	64,006	207,928
Royal Dutch Shell Plc - ADR	3,842	250,345
Shire Plc	12,901	392,923
SSE Plc	20,912	471,646
Unilever Plc	3,444	145,720
Unilever Plc - ADR	2,151	90,858
Vodafone Group Plc	85,602	242,763
Vodafone Group Plc - ADR	12,992	369,103

		8,889,707

United States – 33.2%
3M Co.	3,956	420,562
Abbott Laboratories	8,109	286,410
AbbVie, Inc.	6,900	281,382
ACE Ltd.	9,076	807,492
Activision Blizzard, Inc.	38,111	555,277
Adobe Systems, Inc. (a)	1,454	63,264
AES Corp.	21,718	272,995
Aetna, Inc.	11,244	574,793
Agilent Technologies, Inc.	5,282	221,686
Alexion Pharmaceuticals, Inc. (a)	2,446	225,374
Allergan, Inc.	4,670	521,312
Alliance Data Systems Corp. (a)	378	61,194
Amazon.com, Inc. (a)	1,476	393,339
Amdocs Ltd.	1,273	46,146
American Capital Agency Corp.	8,560	280,597
American Electric Power Co, Inc.	7,730	375,910
American Express Co.	9,427	635,945
American International Group, Inc. (a)	5,535	214,869
American Tower Corp.	5,844	449,521
American Water Works Co., Inc.	7,300	302,512
Ameriprise Financial, Inc.	550	40,508
AmerisourceBergen Corp.	5,751	295,889
Amgen, Inc.	4,312	442,023
Anadarko Petroleum Corp.	10,265	897,674
Apache Corp.	2,953	227,853
Apple, Inc.	3,462	1,532,385

20	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Arch Capital Group Ltd. (a)	2,435	$128,008
AT&T Inc.	29,444	1,080,300
Autoliv, Inc.	433	29,938
Avery Dennison Corp.	3,430	147,730
AXIS Capital Holdings Ltd.	1,041	43,326
Bank of America Corp.	79,717	970,953
The Bank of New York Mellon Corp.	26,231	734,206
BB&T Corp.	8,998	282,447
Berkshire Hathaway, Inc., Class B (a)	2,041	212,672
The Boeing Co.	5,116	439,209
BorgWarner, Inc. (a)	2,296	177,573
Bristol-Myers Squibb Co.	11,713	482,458
CA, Inc.	1,448	36,446
Calpine Corp. (a)	19,406	399,764
Capital One Financial Corp.	6,795	373,385
Cardinal Health, Inc.	18,216	758,150
Celgene Corp. (a)	3,388	392,703
CF Industries Holdings, Inc.	718	136,686
Charter Communications, Inc., Class A (a)	3,203	333,689
Chevron Corp.	349	41,468
The Chubb Corp.	4,180	365,875
Cisco Systems, Inc.	28,303	591,816
Citigroup, Inc.	17,081	755,663
Citrix Systems, Inc. (a)	2,199	158,680
CMS Energy Corp.	7,685	214,719
CNA Financial Corp.	1,386	45,308
Coach, Inc.	3,379	168,916
Cobalt International Energy, Inc. (a)	7,896	222,667
The Coca-Cola Co.	28,066	1,134,989
Colgate-Palmolive Co	4,833	570,439
Comcast Corp., Class A	33,698	1,415,653
Computer Sciences Corp.	1,190	58,584
Constellation Brands, Inc., Class A (a)	1,335	63,599
Corning, Inc.	51,706	689,241
Coventry Health Care, Inc.	904	42,515
Crown Castle International Corp. (a)	3,489	242,974
Crown Holdings, Inc. (a)	3,231	134,442
Cubist Pharmaceuticals, Inc. (a)	3,159	147,904
Cummins, Inc.	1,734	200,815
CVS Caremark Corp.	8,927	490,896
DaVita HealthCare Partners, Inc. (a)	2,273	269,555
Delphi Automotive Plc	2,741	121,700
Devon Energy Corp.	7,791	439,568
Diamond Offshore Drilling, Inc.	579	40,275
Discover Financial Services	10,386	465,708
DISH Network Corp., Class A	1,338	50,710
Dominion Resources, Inc.	8,313	483,650
The Dow Chemical Co.	11,226	357,436
Dr. Pepper Snapple Group, Inc.	2,039	95,731
Duke Energy Corp.	3,998	290,215
E.I. du Pont de Nemours & Co.	7,744	380,695
Eastman Chemical Co.	693	48,420
Electronic Arts, Inc. (a)	27,226	481,900
EMC Corp. (a)	32,300	771,647
EOG Resources, Inc.	2,399	307,240
Equity Residential	4,566	251,404
Expedia, Inc.	810	48,608
Express Scripts Holding Co. (a)	6,011	346,534
Fidelity National Financial, Inc., Class A	6,630	167,275
Fidelity National Information Services, Inc.	1,283	50,832
FMC Corp.	16,208	924,342
Ford Motor Co.	43,588	573,182
Freeport-McMoRan Copper & Gold, Inc.	2,714	89,833
Freescale Semiconductor Ltd. (a)	23,588	351,225
Fusion-io, Inc. (a)	23,254	380,668
General Dynamics Corp.	576	40,614

Common Stocks	Shares	Value

United States (continued)
General Electric Co.	84,700	$1,958,264
General Mills, Inc.	7,919	390,486
General Motors Co. (a)	19,149	532,725
Gilead Sciences, Inc. (a)	7,974	390,168
The Goldman Sachs Group, Inc.	3,665	539,305
Google, Inc., Class A (a)	2,088	1,657,935
Halliburton Co.	5,607	226,579
HCA Holdings, Inc.	13,461	546,920
HealthSouth Corp. (a)	5,902	155,636
Helmerich & Payne, Inc.	705	42,794
Hillshire Brands Co.	9,535	335,155
Humana, Inc. (c)	9,088	628,072
Intel Corp.	16,524	361,049
International Game Technology	9,205	151,883
International Paper Co.	1,127	52,496
Intuit, Inc.	633	41,556
Johnson & Johnson	13,024	1,061,847
Johnson Controls, Inc.	4,889	171,457
JPMorgan Chase & Co.	33,338	1,582,221
KBR, Inc.	6,950	222,956
Kimberly-Clark Corp.	3,547	347,535
KLA-Tencor Corp.	712	37,551
Kohl’s Corp.	6,007	277,103
Kraft Foods Group, Inc. (c)	8,482	437,077
The Kroger Co.	1,378	45,667
L-3 Communications Holdings, Inc.	553	44,749
Leap Wireless International, Inc. (a)	6,089	35,864
Lear Corp.	900	49,383
Liberty Media Corp. (a)	1,869	208,636
Life Technologies Corp. (a)	2,282	147,486
Lincoln National Corp.	1,722	56,154
M&T Bank Corp.	1,793	184,966
Macy’s, Inc.	983	41,129
Marathon Oil Corp. (c)	35,890	1,210,211
Marathon Petroleum Corp. (c)	24,488	2,194,125
Mastercard, Inc., Class A	2,181	1,180,205
Mattel, Inc.	7,906	346,204
McDonald’s Corp.	7,799	777,482
McKesson Corp.	4,232	456,887
Mead Johnson Nutrition Co.	7,021	543,776
Medtronic, Inc.	7,107	333,745
Merck & Co., Inc.	23,721	1,049,180
MetLife, Inc.	5,940	225,839
MetroPCS Communications, Inc. (a)	7,932	86,459
Mettler-Toledo International, Inc. (a)	878	187,207
Microsoft Corp.	34,139	976,717
Mondelez International, Inc., Class A	19,808	606,323
Monsanto Co.	4,638	489,912
Morgan Stanley	7,466	164,103
Motorola Solutions, Inc.	817	52,312
Murphy Oil Corp.	664	42,317
Mylan, Inc. (a)	4,866	140,822
National Oilwell Varco, Inc.	8,808	623,166
Newmont Mining Corp.	11,666	488,689
NextEra Energy, Inc.	9,107	707,432
Northern Trust Corp.	3,404	185,722
Northrop Grumman Corp.	616	43,212
Occidental Petroleum Corp.	14,156	1,109,406
Onyx Pharmaceuticals, Inc. (a)	1,744	154,972
Oracle Corp.	58,527	1,892,763
PACCAR, Inc.	4,772	241,272
Parker Hannifin Corp.	464	42,493
PepsiCo, Inc.	11,750	929,543
PerkinElmer, Inc.	5,793	194,877
Perrigo Co.	1,935	229,743
Pfizer, Inc.	64,420	1,859,161

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	21

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (concluded)
Philip Morris International, Inc.	539	$49,971
Phillips 66	8,774	613,917
Platinum Underwriters Holdings Ltd.	1,582	88,291
PPG Industries, Inc.	426	57,058
PPL Corp.	9,836	307,965
Praxair, Inc.	1,381	154,037
Precision Castparts Corp.	1,925	365,019
The Procter & Gamble Co. (c)	17,700	1,363,962
The Progressive Corp.	11,130	281,255
Project Eagle Shell	15,769	268,073
Project Eagle Shell, Series D	16,516	280,772
Prudential Financial, Inc.	2,607	153,787
PulteGroup, Inc. (a)(c)	18,395	372,315
QEP Resources, Inc.	18,384	585,347
QUALCOMM, Inc.	20,828	1,394,435
Raytheon Co.	772	45,386
Red Hat, Inc. (a)	2,776	140,355
Reinsurance Group of America, Inc.	550	32,819
RenaissanceRe Holdings Ltd.	1,957	180,024
Rockwell Automation, Inc.	6,731	581,222
Ross Stores, Inc.	558	33,826
Schlumberger Ltd.	14,180	1,061,940
Sealed Air Corp.	6,462	155,799
Simon Property Group, Inc.	820	130,019
SM Energy Co.	6,608	391,326
The St. Joe Co. (a)	48,579	1,032,304
St. Jude Medical, Inc.	566	22,889
Stancorp Financial Group, Inc.	1,960	83,810
State Street Corp.	9,658	570,691
Stillwater Mining Co. (a)	9,023	116,667
Symantec Corp. (a)	1,650	40,722
Thermo Fisher Scientific, Inc.	4,532	346,653
TIBCO Software, Inc. (a)	14,077	284,637
Tiffany & Co. (c)	7,399	514,526
Time Warner Cable, Inc.	6,196	595,188
Torchmark Corp.	720	43,056
The Travelers Cos., Inc.	6,678	562,221
TRW Automotive Holdings Corp. (a)	2,300	126,500
U.S. Bancorp	15,750	534,397
Union Pacific Corp.	6,085	866,565
United Continental Holdings, Inc. (a)	11,614	371,764
United Parcel Service, Inc., Class B	4,683	402,270
United Technologies Corp.	11,746	1,097,429
United Therapeutics Corp. (a)	2,641	160,758
UnitedHealth Group, Inc.	8,290	474,271
Universal Health Services, Inc., Class B	11,847	756,668
Unum Group	1,696	47,912
Valero Energy Corp.	1,455	66,188
Verizon Communications, Inc.	18,801	924,069
Visa, Inc., Class A	8,858	1,504,443
VMware, Inc., Class A (a)	3,214	253,520
Wal-Mart Stores, Inc.	13,146	983,715
The Walt Disney Co.	1,528	86,790
Waters Corp. (a)	3,170	297,695
WellPoint, Inc.	3,094	204,916
Wells Fargo & Co.	41,190	1,523,618
Western Digital Corp.	1,002	50,381
WhiteWave Foods Co., Class A (a)	3,000	51,210
Whiting Petroleum Corp. (a)	7,575	385,113
Williams-Sonoma, Inc. (c)	2,977	153,375
Wyndham Worldwide Corp.	670	43,202
XL Group Plc	15,985	484,345

		91,055,164

Total Common Stocks – 59.4%		162,607,336

Corporate Bonds	Par (000)		Value

Argentina – 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (d)	USD	25	$11,750

Australia – 0.2%
FMG Resources August 2006 Pty Ltd., 6.00%, 4/01/17 (d)		110	113,025
TFS Corp. Ltd., 11.00%, 7/15/18 (d)		336	315,730

			428,755

Brazil – 0.3%
Banco Bradesco SA/Cayman Islands, 4.50%, 1/12/17 (d)		200	213,500
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (d)		153	168,245
Odebrecht Finance Ltd., 5.13%, 6/26/22 (d)		200	210,300
OGX Austria GmbH, 8.50%, 6/01/18 (d)		282	219,960

			812,005

Canada – 0.0%
Viterra, Inc., 5.95%, 8/01/20 (d)		57	61,338

Chile – 0.2%
Banco Del Estado De Chile/New York, 2.03%, 4/25/15		194	198,534
Banco Santander Chile, 2.29%, 2/14/14 (d)(e)		165	163,467
Inversiones Alsacia SA, 8.00%, 8/18/18 (d)		143	135,922

			497,923

China – 0.1%
Celestial Nutrifoods Ltd., 13.77%, 6/12/49 (a)(f)(g)	SGD	400	3,224
China Milk Products Group Ltd., 0.00%, 1/15/49 (a)(f)	USD	300	90,000
China Petroleum & Chemical Corp., Series SINO, 1.56%, 4/24/14 (g)(h)	HKD	540	83,364

			176,588

Hong Kong – 0.0%
FU JI Food and Catering Services Holdings Ltd., 18.39%, 10/18/10 (a)(f)(g)	CNY	1,900	3,059

India – 0.2%
REI Agro Ltd.:
5.50%, 11/13/14 (d)(g)	USD	220	157,850
5.50%, 11/13/14		152	109,440
Suzlon Energy Ltd.:
0.00%, 10/11/12 (a)(f)(h)		142	97,270
35.55%, 7/25/14 (g)(h)		190	123,500

			488,060

Ireland – 0.1%
Nara Cable Funding Ltd., 8.88%, 12/01/18 (d)	EUR	100	134,269
Ono Finance II Plc, 10.88%, 7/15/19 (d)	USD	150	155,250

			289,519

Italy – 0.1%
Intesa Sanpaolo SpA, 3.13%, 1/15/16		246	240,476

Luxembourg – 0.2%
Capsugel FinanceCo SCA, 9.88%, 8/01/19 (d)	EUR	100	144,203
Intelsat Jackson Holdings SA, 7.50%, 4/01/21	USD	206	229,175
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22 (d)		200	199,750
TNK-BP Finance SA, 7.50%, 7/18/16 (d)		100	114,580

			687,708

Mexico – 0.1%
Banco Santander Mexico SA, 4.13%, 11/09/22 (d)		150	150,750

22	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Netherlands – 0.6%
Bio City Development Co. BV, 8.00%, 7/06/18 (g)	USD	800	$799,000
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.38%, 1/19/17		236	252,665
Volkswagen International Finance NV, 5.50%, 11/09/15 (d)(g)	EUR	300	392,231
Ziggo BV, 3.63%, 3/27/20		100	128,340

			1,572,236

Singapore – 0.5%
CapitaLand Ltd.:
2.10%, 11/15/16 (g)	SGD	250	202,523
3.13%, 3/05/18 (g)		250	218,443
2.95%, 6/20/22 (g)		750	603,337
Keppel Land Ltd., 2.50%, 6/23/13 (g)		200	161,212
Olam International Ltd., 6.00%, 10/15/16 (g)	USD	300	282,000

			1,467,515

South Korea – 0.2%
Export-Import Bank of Korea, 1.25%, 11/20/15		200	200,123
Zeus Cayman, 6.57%, 8/19/13 (g)(h)	JPY	37,000	383,043

			583,166

Switzerland – 0.0%
UBS AG, 5.88%, 12/20/17	USD	100	118,608

United Arab Emirates – 0.5%
Dana Gas Sukuk Ltd., 7.50%, 10/31/13		1,120	985,376
Pyrus Ltd., 7.50%, 12/20/15 (d)(g)		200	251,400

			1,236,776

United Kingdom – 0.6%
Barclays Bank Plc, 7.63%, 11/21/22		500	493,125
BAT International Finance Plc, 2.13%, 6/07/17 (d)		157	161,707
Delta Topco Ltd., 10.00%, 11/24/60		305	310,638
Essar Energy Plc, 4.25%, 2/01/16		200	162,000
Lloyds TSB Bank Plc, 13.00% (e)(i)	GBP	255	569,637

			1,697,107

United States – 2.4%
Ally Financial, Inc., 4.50%, 2/11/14	USD	127	129,699
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 7/15/17		122	123,016
Bank of America Corp.:
2.00%, 1/11/18		221	219,949
1.35%, 3/22/18 (e)		119	118,885
Brookdale Senior Living, Inc., 2.75%, 6/15/18 (g)		33	39,827
Building Materials Corp. of America, 6.88%, 8/15/18 (d)		38	40,755
Cablevision Systems Corp., 5.88%, 9/15/22		101	99,864
CIT Group, Inc., 4.75%, 2/15/15 (d)		180	188,550
Cobalt International Energy, Inc., 2.63%, 12/01/19 (g)		490	547,269
CONSOL Energy, Inc., 8.00%, 4/01/17		250	270,000
Cricket Communications, Inc., 7.75%, 10/15/20		101	100,747
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		82	79,130
Cubist Pharmaceuticals, Inc., 2.50%, 11/01/17 (g)		99	168,857
Daimler Finance North America LLC, 0.91%, 1/09/15 (d)(e)		240	240,971
DaVita HealthCare Partners, Inc., 6.38%, 11/01/18		41	43,614
DJO Finance LLC/DJO Finance Corp., 9.75%, 10/15/17		12	12,510

Corporate Bonds	Par (000)		Value

United States (concluded)
Electronic Arts, Inc., 0.75%, 7/15/16 (g)	USD	89	$86,219
Ford Motor Credit Co. LLC, 2.38%, 1/16/18		200	198,830
Forest City Enterprises, Inc., 4.25%, 8/15/18 (g)		166	183,741
General Electric Capital Corp.:
Series B, 6.25% (e)(i)		200	219,507
6.00%, 8/07/19		164	199,107
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (g)		283	614,287
Hologic, Inc., 2.00%, 12/15/37 (g)(j)		327	394,853
HSBC USA, Inc., 1.63%, 1/16/18		162	161,849
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		33	36,217
7.63%, 6/15/21		58	66,337
Hyundai Capital America:
1.63%, 10/02/15 (d)		63	63,430
2.13%, 10/02/17 (d)		101	101,823
Morgan Stanley, 4.75%, 3/22/17		94	103,684
Mylan, Inc., 3.75%, 9/15/15 (g)		233	516,241
Phibro Animal Health Corp., 9.25%, 7/01/18 (d)		18	19,350
Reliance Holdings USA, Inc., 4.50%, 10/19/20 (d)		250	262,067
Salesforce.com, Inc., 0.25%, 4/01/18 (d)(g)		315	315,591
SunGard Data Systems, Inc., 7.38%, 11/15/18		144	154,080
Take-Two Interactive Software, Inc.:
4.38%, 6/01/14 (g)		57	88,101
1.75%, 12/01/16 (g)		245	281,291
Texas Industries, Inc., 9.25%, 8/15/20		189	206,483

			6,696,731

Total Corporate Bonds – 6.3%			17,220,070

Floating Rate Loan Interests (e)	Par (000)		Value

Canada – 0.0%
Essar Steel Algoma, Inc., Term Loan, 1.25% - 8.75%, 4/22/13		96	97,114

Chile – 0.0%
GNL Quintero SA, Tranche B Facility, 0.31% - 1.31%, 4/22/13		196	171,526

France – 0.1%
Constellium Holdco BV (Constellium France SAS):
Term Loan B, 6.00%, 2/25/20		78	101,480
Term Loan B, 6.00%, 2/25/20		78	79,772

			181,252

United Kingdom – 0.2%
Delta Debtco, Ltd., Term Loan, 9.25%, 7/01/13		470	497,613
Kleinwort Benson Group, Bridge Loan, 0.00%, 4/20/13		253	–

			497,613

United States – 0.4%
Cricket Communications Inc., Term Loan, 1.25% - 4.75%, 5/13/13		195	196,024
Navistar, Inc., Tranche B Term Loan, 1.50% - 7.00%, 4/30/13		41	41,498
Obsidian Natural Gas Trust, Term Loan, 5.00% - 7.00%, 4/02/13		221	221,897

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	23

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (e)	Par (000)		Value

United States (concluded)
Univision Communications, Inc., 2013 Converted Extended First - Lien Term Loan, 1.25% - 4.75%, 4/30/13	USD	313	$314,515
Vodafone Americas Finance 2, Inc., New Series A Loan, 6.25%, 7/11/13 (k)		251	257,447

			1,031,381

Total Floating Rate Loan Interests – 0.7%			1,978,886

Foreign Government Obligations	Par (000)		Value

Australia – 1.9%
Commonwealth of Australia:
5.50%, 12/15/13	AUD	716	758,794
5.75%, 5/15/21		552	673,043
5.50%, 4/21/23		2,253	2,755,129
Queensland Treasury Corp.:
6.00%, 9/14/17		332	381,432
6.00%, 6/14/21		498	589,362

			5,157,760

Brazil – 1.4%
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 8/15/22	BRL	1,666	2,193,804
Series F, 10.00%, 1/01/21		3,223	1,655,683

			3,849,487

Canada – 0.4%
Canadian Government Bond:
4.00%, 6/01/16	CAD	271	290,010
1.50%, 3/01/17		481	477,463
3.50%, 6/01/20		351	390,033

			1,157,506

Germany – 1.8%
Bundesrepublik Deutschland:
4.25%, 7/04/17	EUR	1,833	2,754,998
3.50%, 7/04/19		1,440	2,183,724

			4,938,722

Hong Kong – 0.3%
Hong Kong Government Bond:
1.67%, 3/24/14	HKD	1,250	163,396
3.51%, 12/08/14		2,450	333,209
1.69%, 12/22/14		1,250	165,107
0.27%, 12/18/17		1,200	152,748
3.56%, 6/25/18		750	111,336

			925,796

Malaysia – 0.5%
Federation of Malaysia:
3.21%, 5/31/13	MYR	1,602	517,920
3.46%, 7/31/13		955	309,086
5.09%, 4/30/14		1,557	514,132

			1,341,138

Netherlands – 0.1%
Kingdom of the Netherlands, 1.00%, 2/24/17	USD	313	315,667

Russia – 0.1%
Russian Federation, 7.50%, 2/27/19	RUB	10,187	345,401

Foreign Government Obligations	Par (000)		Value

Switzerland – 0.2%
Switzerland Government Bond:
2.00%, 4/28/21	CHF	114	$134,123
2.00%, 5/25/22		85	100,381
4.00%, 2/11/23		162	223,526

			458,030

United Kingdom – 1.3%
United Kingdom Gilt, 4.75%, 3/07/20	GBP	1,810	3,407,315

Total Foreign Government Obligations – 8.0%			21,896,822

Investment Companies	Shares		Value

ETFS Gold Trust (a)		6,733	1,060,210
ETFS Palladium Trust (a)		2,478	187,659
ETFS Platinum Trust (a)		1,911	294,734
iShares Gold Trust (a)(l)		57,032	885,137
SPDR Gold Trust (a)		13,238	2,044,609

Total Investment Companies – 1.6%			4,472,349

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities – 0.1%
Banc of America Large Loan Trust, Series 2010, Class HLTN, 2.50%, 11/15/15 (d)(e)	USD	258	259,523

Preferred Securities

Capital Trusts	Par (000)		Value

Germany – 0.0%
Deutsche Bank Capital Funding Trust VII, 5.63% (d)(e)(i)		39	37,167

Switzerland – 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (e)		174	185,745

United States – 0.2%
Citigroup, Inc., 5.95% (e)(i)		122	126,575
USB Capital IX, 3.50% (e)(i)		226	209,638
NBCUniversal Enterprise, Inc., 5.25% (d)(i)		100	101,010

			437,223

Total Capital Trusts – 0.3%			660,135

Preferred Stocks	Shares		Value

United Kingdom – 0.2%
HSBC Holdings Plc, Series 2, 8.00%		6,606	185,629
Royal Bank of Scotland Group Plc:
Series M, 6.40%		4,200	93,744
Series Q, 6.75%		2,350	54,896
Series T, 7.25%		6,421	156,416

			490,685

24	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Preferred Stocks	Shares		Value

United States – 0.8%
Bank of America Corp., Series 8, 8.63%		12,845	$327,547
Cliffs Natural Resources, Inc., 7.00% (g)		6,113	114,130
Continental Airlines Finance Trust II, 6.00% (g)		550	25,644
Fannie Mae, Series S, 8.25% (a)(e)		22,641	74,489
General Motors Co., Series B, 4.75% (g)		6,072	260,732
Health Care REIT, Inc., Series I, 6.50% (g)		3,386	210,304
NextEra Energy, Inc., 5.60%		4,261	229,979
PPL Corp.:
8.75% (g)		3,169	176,672
9.50% (g)		3,986	218,433
United Technologies Corp., 7.50% (g)		2,278	136,338
US Bancorp:
Series F, 6.50% (e)		5,702	170,262
Series G, 6.00% (e)		3,150	87,696
Wells Fargo & Co., Series L, 7.50% (g)		125	161,094

Total Preferred Stocks – 1.0%			2,684,005

Trust Preferreds

United States – 0.3%
Citigroup Capital XIII, 7.88%, 10/30/40 (e)		11,236	321,237
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (e)		13,382	363,990
Omnicare Capital Trust II, Series B, 4.00%, 6/15/33 (g)		2,166	111,549
RBS Capital Funding Trust VII, Series G, 6.08% (a)(f)(i)		4,152	89,310

Total Trust Preferreds – 0.3%			886,086

Total Preferred Securities – 1.6%			4,230,226

U.S. Government Sponsored Agency Securities	Par (000)		Value

Mortgage-Backed Securities – 0.1%
Fannie Mae Mortgage-Backed Securities, 3.50%, 4/01/43 (m)	USD	325	343,381

U.S. Treasury Obligations

U.S. Treasury Notes:
2.25%, 3/31/16		2,471	2,609,994
0.63%, 9/30/17		1,301	1,298,359
1.38%, 9/30/18		1,367	1,404,046
1.00%, 9/30/19		1,007	999,249
1.25%, 10/31/19		336	338,367
3.50%, 5/15/20 (n)		4,205	4,855,694
2.63%, 8/15/20		2,208	2,412,160
2.00%, 11/15/21		399	411,469
1.75%, 5/15/22		471	472,462
1.63%, 11/15/22		825	810,369

Total U.S. Treasury Obligations – 5.7%			15,612,169

Warrants (o)	Shares		Value

Australia – 0.0%
TFS Corp. Ltd. (Issued/exercisable 8/01/11, 1 Share for 1 warrant, Expires 9/03/13, Strike Price AUD 1.28)		124,320	19,236

Warrants (o)	Shares		Value

Canada – 0.0%
Kinross Gold Corp. (Issued/exercisable 10/29/18, 1 Share for 1 warrant, Expires 9/03/13, Strike Price CAD 32.00)		3,427	$17

Total Warrants – 0.0%			19,253

Total Long-Term Investments (Cost – $209,097,193) – 83.5%			228,640,015

Short-Term Securities

Foreign Agency Obligations (p)	Par (000)		Value

Japan Treasury Discount Bill:
0.04%, 9/10/13	JPY	80,000	849,289
0.05%, 6/20/13		50,000	530,850
0.08%, 5/13/13		70,000	743,215
Mexico Cetes:
0.00%, 8/22/13	MXN	3,246	259,499
1.98%, 4/04/13		11,361	921,887
3.98%, 9/05/13		4,220	336,611
3.99%, 9/19/13		8,773	698,742
Republic of Turkey:
6.04%, 7/17/13	TRY	326	177,110
6.32%, 5/15/13		702	384,671
6.40%, 9/11/13		259	139,155

Total Foreign Agency Obligations – 1.8%			5,041,029

Money Market Funds	Beneficial Interest (000)		Value

BlackRock Liquidity Series, LLC Money Market Series, 0.23% (l)(q)(r)	USD	153	153,070

Total Money Market Funds – 0.1%			153,070

Time Deposits	Par (000)		Value

Japan – 0.0%
Brown Brothers Harriman & Co., 0.01%, 4/01/13	JPY	1,144	12,151

Total Time Deposits – 0.0%			12,151

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Bills (p):
0.09%, 4/04/13-5/09/13	USD	3,570	3,569,861
0.07%, 4/11/13		6,908	6,907,851
0.06%, 4/18/13-5/23/13		8,260	8,259,490
0.08%, 4/25/13-5/16/13		7,675	7,674,482
0.05%, 5/02/13		5,200	5,199,753
0.06%, 6/13/13		3,770	3,769,559

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	25

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)		Value

0.06%, 6/20/13	USD	2,750	$2,749,618

Total U.S. Treasury Obligations – 13.9%			38,130,614

Total Short-Term Securities
(Cost – $43,310,828) – 15.8%			43,336,864

Options Purchased			Value

(Cost – $1,881,239) – 0.8%			2,320,669

Total Investments Before Investments Sold Short, Options Written and TBA Sale Commitments
(Cost – $254,289,260*) – 100.1%			274,297,548

Investments Sold Short	Shares		Value

Specialty Retail – (0.2)%
Fast Retailing Co. Ltd.		1,500	(488,161)

Total Investments Sold Short
(Proceeds – $408,024) – (0.2)%			(488,161)

Options Written			Value

(Premiums Received – $ 468,135) – (0.2)%			$(669,194)

TBA Sale Commitments (m)	Par (000)		Value

Fannie Mae Mortgage-Backed Securities, 3.50%, 4/01/43	USD	325	(343,381)

Total TBA Sale Commitments
(Proceeds – $343,331) – (0.1)%			(343,381)

Total Investments Net of Investments Sold Short, Options Written and TBA Sale Commitments – 99.6%			272,796,812
Other Assets Less Liabilities – 0.4%			1,180,068

Net Assets – 100.0%			$273,976,880

Notes to Consolidated Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$255,988,906

Gross unrealized appreciation	$29,195,414
Gross unrealized depreciation	(10,886,772)

Net unrealized appreciation	$18,308,642

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable rate security. Rate shown is as of report date.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	Convertible security.
(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(k)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(l)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	49,835	–		(49,835)[1]	–	–	$15
BlackRock Liquidity Series, LLC Money Market Series	$131,800	$21,270	[2]	–	$153,070	$153,070	$177
iShares Gold Trust	57,032	–		–	57,032	$885,137	–

1 Represents net beneficial interest sold.

2 Represents net shares purchased.

26	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

(m)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America Corp.	$343,381	$2,769
JPMorgan Chase & Co.	$(343,381)	$ (51)

(n)	All or a portion of security pledged as collateral in connection with open financial futures contracts.
(o)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(p)	Rates shown are discount rates or a range of discount rates at the time of purchase.
(q)	Security was purchased with the cash collateral from loaned securities. The Portfolio may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.
(r)	Represents the current yield as of report date.

—	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased/(Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

6	Nikkei 225 Index	Chicago Mercantile	June 2013	USD	395,466	$ 23,572
14	TOPIX Index	Tokyo	June 2013	USD	1,546,719	72,613
(1)	CAC 40 Index	Euronext Paris	April 2013	USD	(47,837)	203
(10)	EURO STOXX 50 Index	Eurex	June 2013	USD	(327,372)	13,437
(1)	FTSE 100 Index	Euronext LIFFE	June 2013	USD	(96,522)	(276)
(4)	FTSE/MIB Index	Borsa Italiana	June 2013	USD	(385,489)	19,369
(47)	S&P 500 E-Mini Index	Chicago Mercantile	June 2013	USD	(3,672,462)	(50,984)

Total						$ 77,934

—	Foreign currency exchange contracts as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	2,129,876	USD	22,613	Goldman Sachs Group, Inc.	4/01/13	$ 2
USD	2,146	MXN	26,412	Deutsche Bank AG	4/01/13	1
USD	52,819	AUD	50,645	BNP Paribas SA	4/02/13	118
USD	24,750	EUR	19,388	BNP Paribas SA	4/02/13	(102)
USD	15,574	HKD	120,931	Goldman Sachs Group, Inc.	4/02/13	(4)
USD	1,211	MXN	15,013	Deutsche Bank AG	4/02/13	(8)
EUR	99,256	USD	127,425	BNP Paribas SA	4/03/13	(199)
USD	2,252	MXN	27,829	Deutsche Bank AG	4/03/13	(8)
EUR	508,000	JPY	64,430,910	Bank of America Corp.	4/04/13	(33,273)
JPY	4,318,085	USD	45,854	Goldman Sachs Group, Inc.	4/04/13	(4)
JPY	22,885,891	USD	245,000	UBS AG	4/04/13	(1,871)
USD	690,000	JPY	64,446,345	Bank of America Corp.	4/04/13	5,353
USD	939,188	JPY	87,569,860	UBS AG	4/04/13	8,887
USD	878,684	MXN	11,360,500	Deutsche Bank AG	4/04/13	(40,474)
USD	987,501	GBP	635,000	Deutsche Bank AG	4/05/13	22,689
USD	687,037	JPY	64,202,000	Barclays Plc	4/05/13	4,981
USD	686,000	JPY	64,094,077	BNP Paribas SA	4/05/13	5,091
USD	548,918	JPY	51,051,000	Deutsche Bank AG	4/05/13	6,573
CAD	707,365	USD	685,000	Credit Suisse Group AG	4/11/13	11,119
EUR	497,000	JPY	60,735,388	Morgan Stanley	4/11/13	(8,115)
EUR	276,035	USD	358,732	Morgan Stanley	4/11/13	(4,864)
JPY	46,142,000	USD	500,000	Deutsche Bank AG	4/11/13	(9,787)
USD	686,000	JPY	64,149,232	Bank of America Corp.	4/11/13	4,478
USD	1,317,894	JPY	123,032,000	Deutsche Bank AG	4/11/13	10,801
USD	274,000	JPY	25,894,918	JPMorgan Chase & Co.	4/11/13	(1,108)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	27

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

—	Foreign currency exchange contracts as of March 31, 2013 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	686,000	JPY	64,066,912	JPMorgan Chase & Co.	4/11/13	$ 5,353
USD	543,819	BRL	1,079,780	Deutsche Bank AG	4/12/13	10,377
USD	686,000	JPY	64,113,560	Goldman Sachs Group, Inc.	4/12/13	4,853
USD	686,000	JPY	64,135,512	Morgan Stanley	4/12/13	4,619
USD	975,295	JPY	91,055,000	UBS AG	4/12/13	7,920
EUR	661,000	USD	859,022	Credit Suisse Group AG	4/18/13	(11,603)
USD	685,000	JPY	63,778,295	BNP Paribas SA	4/18/13	7,388
USD	685,825	JPY	64,019,000	Credit Suisse Group AG	4/18/13	5,655
USD	648,222	JPY	60,729,000	Morgan Stanley	4/18/13	3,007
EUR	513,000	JPY	62,671,158	Goldman Sachs Group, Inc.	4/19/13	(8,170)
EUR	332,000	USD	431,497	Goldman Sachs Group, Inc.	4/19/13	(5,862)
USD	288,404	GBP	190,600	Deutsche Bank AG	4/19/13	(1,168)
USD	686,000	GBP	450,909	Deutsche Bank AG	4/19/13	947
USD	385,787	GBP	255,000	Goldman Sachs Group, Inc.	4/19/13	(1,627)
EUR	530,000	USD	688,300	BNP Paribas SA	4/25/13	(8,796)
USD	659,303	JPY	60,587,000	BNP Paribas SA	4/25/13	15,568
USD	772,182	JPY	71,023,000	Credit Suisse Group AG	4/25/13	17,565
USD	682,000	JPY	62,375,720	Goldman Sachs Group, Inc.	4/25/13	19,260
EUR	513,000	JPY	62,392,342	Barclays Plc	4/26/13	(5,208)
EUR	497,000	JPY	60,451,451	BNP Paribas SA	4/26/13	(5,099)
EUR	357,200	USD	465,700	Deutsche Bank AG	4/26/13	(7,736)
USD	679,000	JPY	62,410,285	Goldman Sachs Group, Inc.	4/26/13	15,888
EUR	831,804	USD	1,087,209	Deutsche Bank AG	5/02/13	(20,713)
EUR	405,082	USD	528,608	UBS AG	5/02/13	(9,233)
EUR	728,240	USD	941,927	UBS AG	5/02/13	(8,216)
USD	690,515	AUD	668,000	Credit Suisse Group AG	5/02/13	(3,152)
USD	688,000	JPY	65,449,440	JPMorgan Chase & Co.	5/02/13	(7,434)
EUR	228,449	USD	295,805	Barclays Plc	5/03/13	(2,897)
EUR	500,989	USD	649,039	BNP Paribas SA	5/03/13	(6,692)
EUR	845,751	USD	1,095,197	Credit Suisse Group AG	5/03/13	(10,811)
EUR	501,499	USD	649,446	Goldman Sachs Group, Inc.	5/03/13	(6,445)
USD	448,333	GBP	296,000	JPMorgan Chase & Co.	5/10/13	(1,319)
USD	806,594	JPY	77,047,500	Barclays Plc	5/10/13	(12,126)
USD	640,186	JPY	60,480,900	Goldman Sachs Group, Inc.	5/10/13	(2,495)
USD	641,373	JPY	60,568,100	JPMorgan Chase & Co.	5/10/13	(2,234)
USD	748,423	JPY	70,000,000	UBS AG	5/13/13	4,574
USD	253,825	TRY	466,124	Credit Suisse Group AG	5/15/13	(2,228)
USD	127,966	TRY	235,586	Credit Suisse Group AG	5/15/13	(1,447)
USD	561,643	JPY	50,000,000	Barclays Plc	6/20/13	30,173
USD	180,551	TRY	326,400	Barclays Plc	7/17/13	2,765
USD	257,341	MXN	3,246,000	Credit Suisse Group AG	8/22/13	(1,899)
USD	257,013	MXN	3,246,000	Credit Suisse Group AG	9/05/13	(1,896)
USD	77,104	MXN	973,800	Credit Suisse Group AG	9/05/13	(569)
USD	834,115	JPY	80,000,000	Deutsche Bank AG	9/10/13	(16,901)
USD	139,322	TRY	259,000	UBS AG	9/11/13	(663)
USD	436,753	MXN	5,523,000	Credit Suisse Group AG	9/19/13	(3,214)
USD	257,006	MXN	3,250,000	Credit Suisse Group AG	9/19/13	(1,891)

Total						$(43,556)

28	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

—	Exchange-traded options purchased as of March 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Barrick Gold Corp.	Call	USD	80.00	1/18/14	804	$ 3,216
Goldcorp, Inc.	Call	USD	80.00	1/18/14	503	3,521
Newmont Mining Corp.	Call	USD	90.00	1/18/14	643	7,073
Humana, Inc.	Put	USD	67.50	8/17/13	37	17,575

Total						$31,385

—	Over-the-counter options purchased as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value

Nikkei 225 Index	Goldman Sachs Group, Inc.	Call	JPY	11,400.00	4/12/13	112	–	$110,588
S&P 500 Volatility Index	Credit Suisse Group AG	Call	USD	18.00	5/22/13	6,500	–	8,125
Nikkei 225 Index	Bank of America Corp.	Call	JPY	9,600.00	12/13/13	75	–	226,947
Nikkei 225 Index	Citigroup, Inc.	Call	JPY	9,400.00	12/13/13	75	–	240,698
Nikkei 225 Index	JPMorgan Chase & Co.	Call	JPY	9,354.06	12/13/13	75	–	243,882
Nikkei 225 Index	JPMorgan Chase & Co.	Call	JPY	9,617.63	12/13/13	70	–	210,694
Nikkei 225 Index	JPMorgan Chase & Co.	Call	JPY	11,000.00	12/13/13	38	–	69,556
Nikkei 225 Index	JPMorgan Chase & Co.	Call	JPY	11,000.00	12/13/13	10	–	18,304
Nikkei 225 Index	JPMorgan Chase & Co.	Call	JPY	11,000.00	12/13/13	3	–	5,491
Activision Blizzard, Inc.	Goldman Sachs Group, Inc.	Call	USD	20.00	1/17/14	20,532	–	3,329
Aetna, Inc.	Goldman Sachs Group, Inc.	Call	USD	60.00	1/17/14	14,902	–	18,792
Agnico-Eagle Mines Ltd.	Deutsche Bank AG	Call	USD	85.00	1/17/14	15,341	–	2,131
Alcoa, Inc.	Goldman Sachs Group, Inc.	Call	USD	15.00	1/17/14	37,091	–	919
AngloGold Ashanti Ltd.	Deutsche Bank AG	Call	USD	65.00	1/17/14	18,192	–	220
Autozone, Inc.	Goldman Sachs Group, Inc.	Call	USD	550.00	1/17/14	1,556	–	529
Bank of America Corp.	Goldman Sachs Group, Inc.	Call	USD	17.00	1/17/14	82,791	–	14,647
Best Buy Co., Inc.	Goldman Sachs Group, Inc.	Call	USD	30.00	1/17/14	44,707	–	25,718
Boeing Co.	Goldman Sachs Group, Inc.	Call	USD	110.00	1/17/14	13,247	–	5,117
Boston Scientific Corp.	Goldman Sachs Group, Inc.	Call	USD	10.00	1/17/14	37,422	–	8,495
Bristol-Myers Squibb Co.	Goldman Sachs Group, Inc.	Call	USD	50.00	1/17/14	37,090	–	5,842
Broadcom Corp.	Goldman Sachs Group, Inc.	Call	USD	55.00	1/17/14	19,870	–	1,308
Caterpillar, Inc.	Goldman Sachs Group, Inc.	Call	USD	135.00	1/17/14	21,526	–	1,767
Cisco Systems, Inc.	Goldman Sachs Group, Inc.	Call	USD	30.00	1/17/14	82,791	–	4,651
Citigroup, Inc.	Goldman Sachs Group, Inc.	Call	USD	50.00	1/17/14	82,791	–	193,960
Coeur Dalene Mines Corp.	Deutsche Bank AG	Call	USD	40.00	1/17/14	7,279	–	709

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	29

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

—	Over-the-counter options purchased as of March 31, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value

Corning, Inc.	Goldman Sachs Group, Inc.	Call	USD	20.00	1/17/14	41,396	–	$2,337
Eldorado Gold Corp.	Deutsche Bank AG	Call	USD	25.00	1/17/14	21,600	–	383
EMC Corp.	Goldman Sachs Group, Inc.	Call	USD	40.00	1/17/14	57,954	–	2,241
Endeavour Silver Corp	Deutsche Bank AG	Call	USD	20.00	1/17/14	5,784	–	193
First Majestic Silver Corp.	Deutsche Bank AG	Call	USD	35.00	1/17/14	3,654	–	299
Freeport-McMoRan Copper & Gold, Inc.	Goldman Sachs Group, Inc.	Call	USD	65.00	1/17/14	44,707	–	2,006
General Electric Co.	Goldman Sachs Group, Inc.	Call	USD	35.00	1/17/14	82,791	–	2,129
Gold Fields Ltd.	Deutsche Bank AG	Call	USD	22.00	1/17/14	44,654	–	21
Halliburton Co.	Goldman Sachs Group, Inc.	Call	USD	55.00	1/17/14	31,461	–	11,161
Harmony Gold Mining Co. Ltd.	Deutsche Bank AG	Call	USD	15.00	1/17/14	11,389	–	583
Hewlitt-Packard Co.	Goldman Sachs Group, Inc.	Call	USD	30.00	1/17/14	82,791	–	66,480
Humana, Inc.	Goldman Sachs Group, Inc.	Call	USD	105.00	1/17/14	6,623	–	1,846
IAMGOLD Corp.	Deutsche Bank AG	Call	USD	30.00	1/17/14	19,209	–	218
Intel Corp.	Goldman Sachs Group, Inc.	Call	USD	40.00	1/17/14	82,791	–	1,288
International Business Machines Co.	Goldman Sachs Group, Inc.	Call	USD	295.00	1/17/14	8,610	–	377
J.C. Penney Co., Inc.	Goldman Sachs Group, Inc.	Call	USD	55.00	1/17/14	23,182	–	568
JPMorgan Chase & Co.	Goldman Sachs Group, Inc.	Call	USD	60.00	1/17/14	82,791	–	34,639
Kinross Gold Corp.	Deutsche Bank AG	Call	USD	20.00	1/17/14	82,692	–	2,135
Las Vegas Sands Corp.	Goldman Sachs Group, Inc.	Call	USD	77.25	1/17/14	29,805	–	24,250
Lowes Cos.	Goldman Sachs Group, Inc.	Call	USD	45.00	1/17/14	66,233	–	60,325
Marvell Technology Group Ltd.	Goldman Sachs Group, Inc.	Call	USD	20.00	1/17/14	48,019	–	2,090
Mastercard, Inc.	Goldman Sachs Group, Inc.	Call	USD	660.00	1/17/14	2,484	–	13,761
McDonald’s Corp.	Goldman Sachs Group, Inc.	Call	USD	135.00	1/17/14	14,902	–	786
Microsoft Corp.	Goldman Sachs Group, Inc.	Call	USD	45.00	1/17/14	82,791	–	2,406
Monster Beverage Corp.	Goldman Sachs Group, Inc.	Call	USD	105.00	1/17/14	11,591	–	1,144
NetApp, Inc.	Goldman Sachs Group, Inc.	Call	USD	60.00	1/17/14	27,156	–	2,230
New Gold, Inc.	Deutsche Bank AG	Call	USD	22.00	1/17/14	12,251	–	773
Novagold Resources, Inc.	Deutsche Bank AG	Call	USD	12.00	1/17/14	11,322	–	1
Pan American Silver Corp.	Deutsche Bank AG	Call	USD	50.00	1/17/14	20,658	–	304
Priceline.com, Inc.	Goldman Sachs Group, Inc.	Call	USD	1,000.00	1/17/14	3,312	–	15,582
QUALCOMM, Inc.	Goldman Sachs Group, Inc.	Call	USD	95.00	1/17/14	33,117	–	4,930
Randgold Resources Ltd.	Deutsche Bank AG	Call	USD	165.00	1/17/14	2,788	–	476
Royal Gold, Inc.	Deutsche Bank AG	Call	USD	125.00	1/17/14	2,748	–	1,283

30	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

—	Over-the-counter options purchased as of March 31, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value
	Goldman Sachs
Safeway, Inc.	Group, Inc.	Call	USD	25.00	1/17/14	19,870		–	$59,643
Seabridge Gold, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	1,810		–	169
Silver Standard Resources, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	5,058		–	381
Silver Wheaton Corp.	Deutsche Bank AG	Call	USD	55.00	1/17/14	20,745		–	5,204
Silvercorp Metals, Inc.	Deutsche Bank AG	Call	USD	15.00	1/17/14	11,797		–	115
	Goldman Sachs
Staples, Inc.	Group, Inc.	Call	USD	20.00	1/17/14	72,856		–	7,020
	Goldman Sachs
Starwood Hotels & Resort Worldwide, Inc.	Group, Inc.	Call	USD	85.00	1/17/14	4,967		–	2,037
Stillwater Mining Co.	Deutsche Bank AG	Call	USD	25.00	1/17/14	13,231		–	887
	Goldman Sachs
United Technologies Corp.	Group, Inc.	Call	USD	120.00	1/17/14	12,584		–	2,206
	Goldman Sachs
UnitedHealth Group, Inc.	Group, Inc.	Call	USD	85.00	1/17/14	16,558		–	947
	Goldman Sachs
Visa, Inc.	Group, Inc.	Call	USD	190.00	1/17/14	7,617		–	35,824
	Goldman Sachs
Western Union Co.	Group, Inc.	Call	USD	25.00	1/17/14	11,591		–	104
	Goldman Sachs
Yahoo!, Inc.	Group, Inc.	Call	USD	25.00	1/17/14	57,954		–	101,487
Yamana Gold, Inc.	Deutsche Bank AG	Call	USD	30.00	1/17/14	49,656		–	4,970
	Goldman Sachs
Yum! Brands, Inc.	Group, Inc.	Call	USD	100.00	1/17/14	11,591		–	1,936
	Goldman Sachs
Goldman Sachs JPY Weak Yen Index	Group, Inc.	Call	USD	93.80	3/14/14	3,984		–	114,500
Nikkei 225 Index	BNP Paribas SA	Call	JPY	9,685.15	3/14/14	76		–	230,510
	Goldman Sachs
S&P 500 Index	Group, Inc.	Put	USD	1,520.00	4/19/13	666		–	3,330
	JPMorgan Chase &
S&P 500 Index	Co.	Put	USD	1,510.00	4/19/13	665		–	2,826
Russell 2000 Index		Put	USD	890.00	5/17/13	726		–	4,900
	Bank of America
S&P 500 Index	Corp.	Put	USD	1,520.00	5/17/13	445		–	6,041
	Credit Suisse Group
S&P 500 Index	AG	Put	USD	1,520.00	5/17/13	908		–	12,326
S&P 500 Index	Deutsche Bank AG	Put	USD	1,470.00	5/17/13	441		–	3,043
S&P 500 Index	Deutsche Bank AG	Put	USD	1,470.00	5/17/13	440		–	3,036
	Credit Suisse Group
EUR Currency	AG	Put	USD	1.20	6/03/13	–	EUR	2,040	4,074
KOPSI Index	Citigroup, Inc.	Put	USD	243.53	12/12/13	18		–	104

Total									$2,289,284

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	31

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

—	Exchange-traded options written as of March 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Marathon Oil Corp.	Call	USD	67.50	4/20/13	65	$(146,250)
PulteGroup, Inc.	Call	USD	19.00	4/20/13	66	(9,537)
Tiffany & Co.	Call	USD	65.00	5/18/13	28	(14,840)
Kraft Foods Group, Inc.	Call	USD	47.50	6/22/13	49	(22,050)
Marathon Petroleum Corp.	Call	USD	77.50	7/20/13	65	(91,650)
The Procter & Gamble Co.	Call	USD	72.50	7/20/13	177	(88,057)
Humana, Inc.	Call	USD	75.00	8/17/13	37	(10,823)
Williams-Sonoma, Inc.	Call	USD	55.00	1/18/14	12	(3,840)
Williams-Sonoma, Inc.	Call	USD	52.50	1/18/14	17	(7,225)
Humana, Inc.	Put	USD	60.00	8/17/13	37	(7,955)

Total						$(402,227)

—	Over-the-counter barrier options written as of March 31, 2013 were as follows:

Description	Counterparty	Strike Price		Barrier Price/Range		Expiration Date	Contracts	Market Value
	Goldman Sachs
S&P 500 Index	Group, Inc.	USD	1,450.00	USD	1,375.00	04/19/13	666	$(755)

—	Over-the-counter options written as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value
	Goldman Sachs
Yahoo! Japan Corp.	Group, Inc.	Call	JPY	37,761.36	4/11/13	210		–	$(12,341)
	Goldman Sachs
Yahoo! Japan Corp.	Group, Inc.	Call	JPY	37,761.36	5/02/13	209		–	(12,930)
	JPMorgan Chase &
Russell 2000 Index	Co.	Call	USD	975.00	5/17/13	726		–	(6,135)
S&P 500 Index	Deutsche Bank AG	Call	USD	1,580.00	5/17/13	440		–	(8,074)
S&P 500 Index	Deutsche Bank AG	Call	USD	1,580.00	5/17/13	441		–	(8,092)
	Credit Suisse Group
S&P 500 Volatility Index	AG	Call	USD	25.00	5/22/13	6,500		–	(3,088)
	Credit Suisse Group
EUR Currency	AG	Call	USD	1.40	6/03/13	–	EUR	2,040	(140)
Nikkei 225 Index	Citigroup, Inc.	Call	JPY	11,000.00	12/13/13	51		–	(93,352)
	Goldman Sachs
Goldman Sachs JPY Weak Yen Index	Group, Inc.	Call	USD	111.44	3/14/14	3,984		–	(64,063)
Nikkei 225 Index	BNP Paribas SA	Put	JPY	9,300.00	3/14/13	76		–	(11,126)
	Goldman Sachs
Nikkei 225 Index	Group, Inc.	Put	JPY	10,500.00	4/12/13	112		–	(492)
	JPMorgan Chase &
S&P 500 Index	Co.	Put	USD	1,410.00	4/19/13	665		–	(416)
	JPMorgan Chase &
Russell 2000 Index	Co.	Put	USD	825.00	5/17/13	726		–	(1,488)
	Bank of America
S&P 500 Index	Corp.	Put	USD	1,420.00	5/17/13	445		–	(1,579)
	Credit Suisse Group
S&P 500 Index	AG	Put	USD	1,420.00	5/17/13	908		–	(3,222)
S&P 500 Index	Deutsche Bank AG	Put	USD	1,370.00	5/17/13	440		–	(847)
S&P 500 Index	Deutsche Bank AG	Put	USD	1,370.00	5/17/13	441		–	(849)
	Bank of America
Nikkei 225 Index	Corp.	Put	JPY	8,286.96	12/13/13	75		–	(5,526)
Nikkei 225 Index	Citigroup, Inc.	Put	JPY	8,305.01	12/13/13	75		–	(5,592)

32	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

—	Over-the-counter options written as of March 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value
	JPMorgan Chase &
Nikkei 225 Index	Co.	Put	JPY	8,808.23	12/13/13	70	–	$(7,224)
	JPMorgan Chase &
Nikkei 225 Index	Co.	Put	JPY	8,592.09	12/13/13	75	–	(6,737)
S&P 500 Index	Citigroup, Inc.	Put	USD	1,149.60	12/20/13	305	–	(3,019)
	Goldman Sachs
Goldman Sachs JPY Weak Yen Index	Group, Inc.	Put	USD	83.58	3/14/14	3,984	–	(9,880)

Total								$(266,212)

—	Over-the-counter interest rate swaptions written as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
					6-month JPY
10-Year Interest Rate Swap	Morgan Stanley	Put	3.15%	Receive	LIBOR	4/30/13	JPY	124,318	–

—	Interest rate swaps outstanding as of March 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Exchange	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.54%[1]	3-month LIBOR	Deutsche Bank AG	9/14/15	USD	1,686	$(1,266)
0.50%[1]	3-month LIBOR	JPMorgan Chase & Co.	9/17/15	USD	1,658	124
0.76%[1]	6-month LIBOR	Deutsche Bank AG	2/28/16	GBP	813	(392)
1.28%[2]	3-month LIBOR	UBS AG	6/22/16	USD	724	2,867
1.30%[2]	3-month LIBOR	Deutsche Bank AG	8/17/16	USD	2	7
1.01%[2]	3-month LIBOR	Deutsche Bank AG	9/27/16	USD	6,289	219
1.00%[2]	3-month LIBOR	Goldman Sachs Group, Inc.	9/28/16	USD	6,724	(685)
1.24%[2]	3-month LIBOR	Deutsche Bank AG	9/14/18	USD	675	2,983
1.19%[2]	3-month LIBOR	JPMorgan Chase & Co.	9/17/18	USD	680	(51)
1.40%[2]	6-month LIBOR	Deutsche Bank AG	2/28/19	GBP	325	3,120

Total						$6,926

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.

—	Total return swaps outstanding as of March 31, 2013 were as follows:

Reference Entity	Fixed Amount			Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation

SGX Nikkei Stock Average Dividend Point Index Futures
December 2013	JPY	434,255,500	[1]	Citigroup, Inc.	3/31/14	USD	9	$46,282

[1]Fund	receives the total return of the reference entity and pays the fixed rate. Net payment made at termination.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	33

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the year. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

34	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$158,920	–	–	$158,920
Australia	–	$1,093,681	–	1,093,681
Belgium	145,863	320,426	–	466,289
Brazil	3,323,698	–	–	3,323,698
Canada	6,683,065	–	–	6,683,065
Chile	120,936	–	–	120,936
China	239,656	1,183,383	–	1,423,039
Denmark	–	148,305	–	148,305
France	760,237	3,974,919	–	4,735,156
Germany	–	5,431,455	–	5,431,455
Hong Kong	–	407,573	–	407,573
Indonesia	–	90,508	–	90,508
Ireland	424,860	–	–	424,860
Israel	35,618	–	–	35,618
Italy	–	1,894,333	–	1,894,333
Japan	5,080,558	15,018,768	–	20,099,326
Kazakhstan	301,500	–	–	301,500
Malaysia	165,359	923,180	–	1,088,539
Mexico	733,274	–	–	733,274
Netherlands	197,103	1,179,422	–	1,376,525
Philippines	129,607	–	–	129,607
Portugal	99,375	–	–	99,375
Russia	578,559	–	–	578,559
Singapore	–	1,547,001	–	1,547,001
South Africa	164,380	72,604	–	236,984
South Korea	2,307,668	145,443	–	2,453,111
Spain	65,253	715,874	–	781,127
Sweden	–	410,350	–	410,350
Switzerland	48,555	4,286,701	–	4,335,256
Taiwan	203,549	786,755	–	990,304
Thailand	939,084	–	–	939,084
United Arab Emirates	125,107	–	–	125,107
United Kingdom	1,701,788	6,960,795	$227,124	8,889,707
United States	90,506,319	–	548,845	91,055,164
Corporate Bonds	–	15,645,439	1,574,631	17,220,070
Floating Rate Loan Interests	–	728,923	1,249,963	1,978,886
Foreign Government Obligations	–	21,896,822	–	21,896,822
Investment Companies	4,472,349	–	–	4,472,349
Non-Agency Mortgage-Backed Securities	–	259,523	–	259,523
Preferred Securities	3,570,091	660,135	–	4,230,226
U.S. Government Sponsored Agency Securities	–	343,381	–	343,381
U.S. Treasury Obligations	–	15,612,169	–	15,612,169
Warrants	19,253	–	–	19,253
Short-Term Securities:
Foreign Agency Obligations	–	5,041,029	–	5,041,029
Money Market Funds	–	153,070	–	153,070
Time Deposits	–	12,151	–	12,151
U.S. Treasury Obligations	–	38,130,614	–	38,130,614
Options Purchased:
Equity Contracts	56,645	2,259,950	–	2,316,595
Foreign Currency Exchange Contracts	–	4,074	–	4,074
Liabilities:
Investments:
Investments Sold Short	(488,161)	–	–	(488,161)
TBA Sale Commitments	–	(343,381)	–	(343,381)

Total	$122,870,068	$146,995,375	$3,600,563	$273,466,006

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	35

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Portfolio

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Equity contracts	$129,194	–	–	$129,194
Foreign currency exchange contracts	121	$235,884	–	236,005
Interest rate contracts		9,320	–	9,320
Other contracts	–	46,282	–	46,282
Liabilities:
Equity contracts	(482,476)	(237,838)	–	(720,314)
Foreign currency exchange contracts	(321)	(279,380)	–	(279,701)
Interest rate contracts		(2,394)	–	(2,394)

Total	$(353,482)	$(228,126)	–	$(581,608)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$33,124	–	–	$33,124
Foreign currency at value	408,246	–	–	408,246
Cash pledged as collateral for financial futures contracts	415,370	–	–	415,370
Liabilities:
Cash received as collateral for swaps	–	$(700,000)	–	(700,000)
Collateral on securities loaned at value	–	(153,070)	–	(153,070)

Total	$856,740	$(853,070)	–	$3,670

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total

Assets:
Opening Balance, as of December 31, 2012	$569,167	$1,502,772	$1,146,526	$3,218,465
Transfers into Level 3[2]	–	–	–	–
Transfers out of Level 3[2]	–	–	–	–
Accrued discounts/premiums	–	–	52	52
Net realized gain (loss)	–	–	37	37
Net change in unrealized appreciation/depreciation[3]	21,416	71,859	10,207	103,482
Purchases	185,386	–	100,243	285,629
Sales	–	–	(7,102)	(7,102)

Closing Balance, as of March 31, 2013	$775,969	$1,574,631	$1,249,963	$3,600,563

[2]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[3]	The change in unrealized appreciation/depreciation on investments still held as of March 31, 2013 was $103,482.

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

36	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Auto Components – 0.2%
Dana Holding Corp.	2,326	$41,473
Delphi Automotive Plc	1,500	66,600
Lear Corp.	203	11,139

		119,212

Automobiles – 0.6%
General Motors Co. (a)	11,698	325,438

Biotechnology – 0.0%
Ironwood Pharmaceuticals, Inc. (a)	1,250	22,863

Capital Markets – 1.6%
American Capital Ltd. (a)	54,897	801,222

Chemicals – 0.5%
CF Industries Holdings, Inc.	500	95,185
Huntsman Corp.	7,300	135,707

		230,892

Commercial Banks – 0.5%
CIT Group, Inc. (a)	5,324	231,487

Commercial Services & Supplies – 0.0%
ADA-ES, Inc. (a)	330	8,768

Diversified Financial Services – 0.1%
Bank of America Corp.	4,100	49,938

Diversified Telecommunication Services – 0.1%
Broadview Networks Holdings, Inc. (a)	5,362	33,781

Electrical Equipment – 0.0%
Medis Technologies Ltd. (a)	14,935	–

Hotels, Restaurants & Leisure – 0.3%
Caesars Entertainment Corp. (a)	9,185	145,674
Travelport LLC (a)	15,059	753

		146,427

Insurance – 1.0%
American International Group, Inc. (a)	13,433	521,469

Media – 0.2%
Cablevision Systems Corp., Class A	6,761	101,144

Paper & Forest Products – 0.7%
Ainsworth Lumber Co. Ltd. (a)	55,533	222,176
Ainsworth Lumber Co. Ltd. (a)(b)	15,671	62,786
NewPage Corp.	528	44,880

		329,842

Semiconductors & Semiconductor Equipment – 0.1%
Freescale Semiconductor Ltd. (a)	747	11,123
NXP Semiconductor NV (a)	1,634	49,445

		60,568

Common Stocks	Shares		Value

Software – 0.0%
Bankruptcy Management Solutions, Inc. (a)		117	–

Total Common Stocks – 5.9%			$2,983,051

Corporate Bonds	Par (000)		Value

Advertising – 0.2%
Affinion Group, Inc., 7.88%, 12/15/18	USD	56	44,240
Checkout Holding Corp., 10.74%, 11/15/15 (b)(c)		63	47,880

			92,120

Aerospace & Defense – 0.9%
Bombardier, Inc., 4.25%, 1/15/16 (b)		105	108,937
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		35	38,063
7.13%, 3/15/21		80	87,000
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		104	114,400
Sequa Corp., 7.00%, 12/15/17 (b)		100	101,250

			449,650

Airlines – 1.1%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		95	98,751
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		160	160,800
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		36	39,924
National Air Cargo Group, Inc.:
12.38%, 8/16/15		105	105,635
12.38%, 8/16/15		106	106,970
U.S. Airways Pass-Through Trust, Series 2012-2, Class B, 6.75%, 12/03/22		45	47,925

			560,005

Auto Components – 0.4%
Delphi Corp.:
6.13%, 5/15/21		15	16,500
5.00%, 2/15/23		25	26,437
Icahn Enterprises LP, 4.00%, 8/15/13 (b)(d)(e)		50	50,125
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		85	93,500

			186,562

Beverages – 0.0%
Constellation Brands, Inc., 7.25%, 5/15/17		6	6,904

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar	FKA	Formerly Known As
EUR	Euro	USD	US Dollar

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	37

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Building Products – 0.7%
Building Materials Corp. of America:
7.00%, 2/15/20 (b)	USD	60	$65,100
6.75%, 5/01/21 (b)		30	32,775
Interline Brands, Inc., 7.50%, 11/15/18		50	54,250
The Ryland Group, Inc., 6.63%, 5/01/20		80	87,200
USG Corp., 9.75%, 1/15/18		110	130,350

			369,675

Capital Markets – 0.1%
E*Trade Financial Corp.:
1.83%, 8/31/19 (b)(c)(d)		37	38,318
Series A, 1.83%, 8/31/19 (c)(d)		1	1,036

			39,354

Chemicals – 3.2%
Ashland, Inc., 3.88%, 4/15/18 (b)		55	55,687
Axiall Corp., 4.88%, 5/15/23 (b)		18	18,315
Celanese U.S. Holdings LLC, 5.88%, 6/15/21		72	78,480
Eagle Spinco, Inc., 4.63%, 2/15/21 (b)		65	66,137
Huntsman International LLC:
8.63%, 3/15/20		15	16,763
4.88%, 11/15/20		53	53,397
4.88%, 11/15/20 (b)		23	23,173
8.63%, 3/15/21		65	73,125
INEOS Finance Plc:
8.38%, 2/15/19 (b)		100	110,625
7.50%, 5/01/20 (b)		75	81,656
Kraton Polymers LLC/Kraton Polymers Capital Corp., 6.75%, 3/01/19		25	26,000
LyondellBasell Industries NV, 5.75%, 4/15/24		280	328,300
Momentive Performance Materials, Inc., 8.88%, 10/15/20		60	61,800
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18		15	14,625
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		45	46,125
Orion Engineered Carbons Bondco GmbH, 9.63%, 6/15/18 (b)		200	222,500
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (b)		29	29,181
PolyOne Corp., 7.38%, 9/15/20		40	44,200
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		77	78,925
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19 (b)		70	69,300
Tronox Finance LLC, 6.38%, 8/15/20 (b)		150	145,500

			1,643,814

Commercial Banks – 0.6%
CIT Group, Inc.:
5.25%, 3/15/18		100	108,000
6.63%, 4/01/18 (b)		25	28,500
5.50%, 2/15/19 (b)		80	87,800
5.00%, 8/15/22		90	96,101

			320,401

Commercial Services & Supplies – 4.5%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (b)		33	35,557
ARAMARK Corp., 5.75%, 3/15/20 (b)		114	116,565
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		110	122,326
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		3	3,263
Casella Waste Systems, Inc., 7.75%, 2/15/19		8	7,620
Ceridian Corp.:
11.25%, 11/15/15		20	20,650

Corporate Bonds	Par (000)		Value

Commercial Services & Supplies (concluded)
8.88%, 7/15/19 (b)	USD	190	$221,113
11.00%, 3/15/21 (b)		220	235,950
Covanta Holding Corp., 6.38%, 10/01/22		45	48,978
HD Supply, Inc.:
8.13%, 4/15/19		131	148,030
11.00%, 4/15/20		260	315,250
11.50%, 7/15/20		90	106,650
7.50%, 7/15/20 (b)		302	317,855
Igloo Holdings Corp., 8.25%, 12/15/17 (b)(f)		55	56,787
International Lease Finance Corp., 8.63%, 9/15/15		30	34,125
Laureate Education, Inc., 9.25%, 9/01/19 (b)		140	155,575
Leucadia National Corp., 8.13%, 9/15/15		144	163,260
Mobile Mini, Inc., 7.88%, 12/01/20		50	55,625
Tervita Corp., 8.00%, 11/15/18 (b)		63	65,126
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)		75	78,375

			2,308,680

Communications Equipment – 0.1%
Alcatel-Lucent USA, Inc.:
6.50%, 1/15/28		10	7,600
6.45%, 3/15/29		32	24,640

			32,240

Computers & Peripherals – 0.2%
EMC Corp., Series B, 1.75%, 12/01/13 (d)		36	53,730
SanDisk Corp., 1.50%, 8/15/17 (d)		50	64,437

			118,167

Construction & Engineering – 0.4%
Aguila 3 SA, 7.88%, 1/31/18 (b)		150	160,875
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23 (b)		26	26,780

			187,655

Containers & Packaging – 1.8%
Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc.:
9.13%, 10/15/20 (b)		200	220,500
7.00%, 11/15/20 (b)		200	205,500
4.88%, 11/15/22 (b)		200	197,500
Berry Plastics Corp., 9.75%, 1/15/21		25	29,219
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		12	13,110
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (b)		29	28,130
Graphic Packaging International, Inc.:
7.88%, 10/01/18		40	44,100
4.75%, 4/15/21		39	39,487
Greif, Inc., 7.75%, 8/01/19		50	58,250
Sealed Air Corp., 6.50%, 12/01/20 (b)		40	43,800
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)		50	55,250

			934,846

Distributors – 0.0%
VWR Funding, Inc., 7.25%, 9/15/17 (b)		15	15,881

Diversified Consumer Services – 0.1%
ServiceMaster Co., 8.00%, 2/15/20		55	58,987

Diversified Financial Services – 3.9%
Air Lease Corp., 4.50%, 1/15/16		110	114,125
Ally Financial, Inc., 8.00%, 11/01/31		368	465,520
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (b)		40	40,700
CNG Holdings, Inc., 9.38%, 5/15/20 (b)		50	49,063

38	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Diversified Financial Services (concluded)
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1:
Class B, 6.50%, 5/30/21 (b)	USD 200	$211,165
Class A, 5.13%, 11/30/24 (b)	200	215,000
General Motors Financial Co., Inc., 6.75%, 6/01/18	20	22,650
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	570	609,900
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)	200	203,500
Nuveen Investments, Inc., 9.13%, 10/15/17 (b)	51	52,657

		1,984,280

Diversified Telecommunication Services – 4.5%
Avaya, Inc.:
7.00%, 4/01/19 (b)	45	43,987
10.50%, 3/01/21 (b)	82	78,105
Broadview Networks Holdings, Inc., 10.50%, 11/15/17	83	80,850
CenturyLink, Inc., 5.63%, 4/01/20	130	132,925
Consolidated Communications Finance Co., 10.88%, 6/01/20 (b)	65	74,100
Intelsat Luxembourg SA:
11.50%, 2/04/17	360	382,320
6.75%, 6/01/18 (b)	210	216,300
7.75%, 6/01/21 (b)	215	218,763
Level 3 Communications, Inc.:
6.50%, 10/01/16 (d)	55	72,841
8.88%, 6/01/19 (b)	55	60,087
Level 3 Financing, Inc.:
8.13%, 7/01/19	235	258,500
7.00%, 6/01/20 (b)	73	76,467
8.63%, 7/15/20	100	111,500
ProtoStar I Ltd., 18.00%, 10/15/13 (a)(b)(d)(g)	163	82
Sprint Capital Corp., 6.88%, 11/15/28	293	299,593
TW Telecom Holdings, Inc., 5.38%, 10/01/22	55	57,337
Windstream Corp.:
7.88%, 11/01/17	70	79,975
7.50%, 4/01/23	15	15,900
6.38%, 8/01/23 (b)	15	14,887

		2,274,519

Electric Utilities – 2.7%
DPL, Inc.:
6.50%, 10/15/16	20	21,100
7.25%, 10/15/21	60	63,600
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
6.88%, 8/15/17 (b)	55	57,887
11.25%, 12/01/18 (b)	120	116,100
10.00%, 12/01/20	850	963,687
10.00%, 12/01/20 (b)	60	67,500
FPL Energy National Wind Portfolio LLC, 6.13%, 3/25/19 (b)	84	74,061

		1,363,935

Electrical Equipment – 0.2%
General Cable Corp., 5.75%, 10/01/22 (b)	110	112,200

Electronic Equipment, Instruments & Components – 0.1%
Belden, Inc., 5.50%, 9/01/22 (b)	70	71,750

Energy Equipment & Services – 1.6%
Atwood Oceanics, Inc., 6.50%, 2/01/20	40	43,500
Cie Generale de Geophysique - Veritas, 6.50%, 6/01/21	80	84,000

Corporate Bonds	Par (000)		Value

Energy Equipment & Services (concluded)
Gulfmark Offshore, Inc., 6.38%, 3/15/22	USD	25	$26,000
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		55	56,925
Key Energy Services, Inc., 6.75%, 3/01/21		30	31,275
Oil States International, Inc.:
6.50%, 6/01/19		170	181,900
5.13%, 1/15/23 (b)		30	30,000
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		110	120,450
Seadrill Ltd., 5.63%, 9/15/17 (b)		210	212,100

			786,150

Food & Staples Retailing – 0.1%
Rite Aid Corp., 9.25%, 3/15/20		45	50,794

Food Products – 0.3%
Del Monte Corp., 7.63%, 2/15/19		6	6,225
JBS USA LLC/JBS USA Finance, Inc., 11.63%, 5/01/14		20	22,150
Post Holdings, Inc., 7.38%, 2/15/22		100	109,375

			137,750

Health Care Equipment & Supplies – 1.5%
Biomet, Inc.:
6.50%, 8/01/20 (b)		150	159,187
6.50%, 10/01/20 (b)		277	284,791
DJO Finance LLC/DJO Finance Corp.:
8.75%, 3/15/18		34	37,910
9.88%, 4/15/18		70	76,825
Hologic, Inc., 6.25%, 8/01/20 (b)		117	124,459
Kinetic Concepts, Inc./KCI USA, Inc.:
10.50%, 11/01/18		69	74,693
12.50%, 11/01/19		10	9,850

			767,715

Health Care Providers & Services – 5.1%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19		70	75,250
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		56	58,660
7.13%, 7/15/20		56	60,760
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22		26	27,007
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		165	188,925
HCA Holdings, Inc., 6.25%, 2/15/21		34	36,253
HCA, Inc.:
7.88%, 2/15/20		20	22,100
6.50%, 2/15/20		395	445,609
7.25%, 9/15/20		115	127,219
5.88%, 3/15/22		90	96,975
4.75%, 5/01/23		69	68,655
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		96	100,920
INC Research LLC, 11.50%, 7/15/19 (b)		73	78,293
Omnicare, Inc., 7.75%, 6/01/20		220	243,650
Symbion, Inc., 8.00%, 6/15/16		65	68,737
Teleflex, Inc., 6.88%, 6/01/19		55	59,537
Tenet Healthcare Corp.:
6.25%, 11/01/18		296	328,560
8.88%, 7/01/19		190	213,750
6.75%, 2/01/20		60	64,500
4.50%, 4/01/21 (b)		51	49,980
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.:
8.00%, 2/01/18		41	43,614

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	39

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Health Care Providers & Services (concluded)
7.75%, 2/01/19	USD 110	$117,700

		2,576,654

Hotels, Restaurants & Leisure – 2.2%
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	15	10,219
Caesars Operating Escrow LLC/Caesars Escrow Corp., 9.00%, 2/15/20 (b)	60	60,375
Diamond Resorts Corp., 12.00%, 8/15/18	230	254,150
Eldorado Resorts LLC/Eldorado Capital Corp., 8.63%, 6/15/19 (b)	25	24,656
Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15/15 (a)(b)(g)	25	16
HRP Myrtle Beach Operations LLC/HRP Myrtle Beach Capital Corp., 0.00%, 4/01/12 (a)(b)(g)	250	–
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19	5	5,437
5.88%, 3/15/21 (b)	22	22,000
MGM Resorts International:
7.50%, 6/01/16	27	29,903
7.63%, 1/15/17	16	17,760
8.63%, 2/01/19	3	3,495
MTR Gaming Group, Inc., 11.50%, 8/01/19 (f)	25	26,067
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)	105	113,925
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21 (b)	30	30,000
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)	91	91,114
Station Casinos LLC, 7.50%, 3/01/21 (b)	158	162,345
Sterling Entertainment Enterprises LLC, 10.00%, 11/25/19	150	150,000
Travelport LLC, 6.31%, 12/01/16 (b)(f)	85	85,607
Waterford Gaming LLC/Waterford Gaming Financial Corp., 8.63%, 9/15/14 (b)	70	15,665

		1,102,734

Household Durables – 1.9%
Beazer Homes USA, Inc., 6.63%, 4/15/18	70	75,600
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)	70	74,900
DR Horton, Inc., 4.38%, 9/15/22	65	63,863
Jarden Corp., 7.50%, 5/01/17	30	33,937
K Hovnanian Enterprises, Inc.:
7.25%, 10/15/20 (b)	125	138,437
9.13%, 11/15/20 (b)	15	16,706
KB Home, 7.50%, 9/15/22	17	19,083
PulteGroup, Inc., 6.38%, 5/15/33	10	10,050
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19	260	291,850
Standard Pacific Corp., 8.38%, 1/15/21	140	165,725
William Lyon Homes, Inc., 8.50%, 11/15/20 (b)	50	54,500

		944,651

Household Products – 1.9%
Libbey Glass, Inc., 6.88%, 5/15/20	55	59,331
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (b)	7	7,473
Reynolds Group Issuer, Inc.:
7.88%, 8/15/19	190	209,475
9.88%, 8/15/19	100	109,625
5.75%, 10/15/20	235	239,406
6.88%, 2/15/21	100	106,500
Spectrum Brands Escrow Corp.:
6.38%, 11/15/20 (b)	190	204,013

Corporate Bonds	Par (000)		Value

Household Products (concluded)
6.63%, 11/15/22 (b)	USD	30	$32,550
Spectrum Brands, Inc., 9.50%, 6/15/18		15	16,987

			985,360

Independent Power Producers & Energy Traders – 0.9%
Calpine Corp.:
7.25%, 10/15/17 (b)		56	59,360
7.50%, 2/15/21 (b)		37	40,607
7.88%, 1/15/23 (b)		46	51,060
GenOn REMA LLC, Series B, 9.24%, 7/02/17		70	77,191
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		84	94,131
NRG Energy, Inc.:
8.25%, 9/01/20		85	95,944
6.63%, 3/15/23 (b)		22	23,320

			441,613

Insurance – 0.2%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)		68	69,870
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)		34	36,167
Radian Group, Inc., 2.25%, 3/01/19 (d)		10	12,050

			118,087

Internet Software & Services – 0.8%
IAC/InterActiveCorp., 4.75%, 12/15/22 (b)		42	41,055
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		180	201,600
10.13%, 7/01/20		150	176,625

			419,280

IT Services – 0.7%
313 Group, Inc.:
6.38%, 12/01/19 (b)		94	93,295
8.75%, 12/01/20 (b)		204	206,295
WEX, Inc., 4.75%, 2/01/23 (b)		56	54,180

			353,770

Life Sciences Tools & Services – 0.1%
Pharmaceutical Product Development, Inc., 9.50%, 12/01/19 (b)		60	68,850

Machinery – 0.8%
Boart Longyear Management Pty Ltd., 7.00%, 4/01/21 (b)		45	46,463
Dematic SA/DH Services Luxembourg S.a.r.l, 7.75%, 12/15/20 (b)		16	16,640
The Manitowoc Co., Inc., 5.88%, 10/15/22		90	94,500
Navistar International Corp., 8.25%, 11/01/21		68	69,275
SPX Corp., 6.88%, 9/01/17		30	33,375
Terex Corp., 6.00%, 5/15/21		80	84,200
Titan International, Inc., 7.88%, 10/01/17 (b)		55	59,194

			403,647

Media – 5.1%
AMC Networks, Inc., 4.75%, 12/15/22		41	40,795
Cablevision Systems Corp., 5.88%, 9/15/22		105	103,819
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		115	112,987
5.13%, 2/15/23		130	126,100
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (b)		166	124,500
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20 (b)		80	83,000
Cinemark USA, Inc.:
8.63%, 6/15/19		40	44,150

40	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Media (concluded)
5.13%, 12/15/22 (b)	USD	25	$25,125
Clear Channel Communications, Inc., 9.00%, 12/15/19 (b)		92	88,435
Clear Channel Worldwide Holdings, Inc.:
Series B, 7.63%, 3/15/20		80	83,500
6.50%, 11/15/22 (b)		125	130,313
6.50%, 11/15/22 (b)		319	336,545
DISH DBS Corp.:
5.88%, 7/15/22		205	214,994
5.00%, 3/15/23 (b)		105	103,294
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (b)		60	66,600
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)		120	130,500
The McClatchy Co., 9.00%, 12/15/22 (b)		50	54,250
MDC Partners, Inc., 6.75%, 4/01/20 (b)		30	30,300
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		55	55,413
Nielsen Finance LLC/Nielsen Finance Co., 11.63%, 2/01/14		26	28,015
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18 (b)		32	31,760
Regal Entertainment Group, 5.75%, 2/01/25		32	31,440
Unitymedia Hessen GmbH & Co. KG, 7.50%, 3/15/19		230	251,563
Univision Communications, Inc., 6.75%, 9/15/22 (b)		71	76,680
WMG Acquisition Corp.:
11.50%, 10/01/18		84	98,595
6.00%, 1/15/21 (b)		45	47,137
Wolverine Healthcare Analytics, Inc., 10.63%, 6/01/20 (b)		60	68,400

			2,588,210

Metals & Mining – 3.3%
ArcelorMittal:
9.50%, 2/15/15		80	90,400
4.25%, 2/25/15		48	49,620
4.25%, 8/05/15		77	80,030
4.25%, 3/01/16		64	66,332
5.00%, 2/25/17		70	73,255
6.13%, 6/01/18		74	79,920
6.00%, 3/01/21		10	10,514
6.75%, 2/25/22		30	32,786
7.50%, 10/15/39		10	10,275
7.25%, 3/01/41		32	31,840
FMG Resources August 2006 Pty Ltd.:
6.38%, 2/01/16 (b)		18	18,047
6.00%, 4/01/17 (b)		59	60,623
Global Brass and Copper, Inc., 9.50%, 6/01/19 (b)		50	55,375
Goldcorp, Inc., 2.00%, 8/01/14 (d)		115	119,959
Kaiser Aluminum Corp., 8.25%, 6/01/20		45	50,400
New Gold, Inc., 7.00%, 4/15/20 (b)		25	26,875
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (d)		85	95,253
Novelis, Inc., 8.75%, 12/15/20		455	513,013
Steel Dynamics, Inc., 6.38%, 8/15/22 (b)		45	48,600
Taseko Mines Ltd., 7.75%, 4/15/19		90	90,675
Walter Energy, Inc.:
9.88%, 12/15/20 (b)		22	23,870
8.50%, 4/15/21 (b)		20	20,500

			1,648,162

Multiline Retail – 0.2%
Dollar General Corp., 4.13%, 7/15/17		94	100,933

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels – 9.9%
Access Midstream Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22	USD	100	$107,250
4.88%, 5/15/23		65	64,187
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (d)		108	103,950
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.88%, 8/01/23 (b)		56	55,720
Aurora USA Oil & Gas, Inc.:
9.88%, 2/15/17 (b)		124	136,090
7.50%, 4/01/20 (b)		16	16,160
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		102	102,383
Carrizo Oil & Gas, Inc.:
8.63%, 10/15/18		50	54,750
7.50%, 9/15/20		44	46,970
Chaparral Energy, Inc., 7.63%, 11/15/22		40	43,700
Chesapeake Energy Corp.:
7.25%, 12/15/18		35	39,725
6.63%, 8/15/20		60	65,550
6.88%, 11/15/20		30	32,700
6.13%, 2/15/21		44	46,805
5.75%, 3/15/23		132	133,815
Chesapeake Midstream Partners LP/CHKM Finance Corp., 5.88%, 4/15/21		65	68,900
Concho Resources, Inc.:
6.50%, 1/15/22		67	73,030
5.50%, 10/01/22		13	13,520
Continental Resources, Inc.:
7.13%, 4/01/21		60	67,950
5.00%, 9/15/22		42	44,625
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.88%, 2/15/18		30	32,475
Denbury Resources, Inc., 4.63%, 7/15/23		133	128,345
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		130	146,900
7.75%, 6/15/19		85	91,163
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.88%, 5/01/19		120	131,400
7.75%, 9/01/22		40	44,200
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (b)		152	159,220
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21 (b)		12	12,390
Halcon Resources Corp., 8.88%, 5/15/21 (b)		72	77,580
Hilcorp Energy I LP/Hilcorp Finance Co., 7.63%, 4/15/21 (b)		49	53,900
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 3/01/20 (b)		25	26,563
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		84	94,920
Laredo Petroleum, Inc.:
9.50%, 2/15/19		70	79,100
7.38%, 5/01/22		20	21,900
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/01/19 (b)		65	66,463
8.63%, 4/15/20		20	22,050
7.75%, 2/01/21		25	26,813
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		85	91,587
5.50%, 2/15/23		26	27,235
4.50%, 7/15/23		15	14,681
MEG Energy Corp.:
6.50%, 3/15/21 (b)		310	330,150
6.38%, 1/30/23 (b)		39	40,560

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	41

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
Newfield Exploration Co.:
6.88%, 2/01/20	USD	25	$26,813
5.63%, 7/01/24		18	18,585
Northern Oil and Gas, Inc., 8.00%, 6/01/20		60	62,550
Oasis Petroleum, Inc.:
7.25%, 2/01/19		40	43,400
6.50%, 11/01/21		50	54,500
6.88%, 1/15/23		40	44,000
Offshore Group Investment Ltd., 7.13%, 4/01/23 (b)		72	73,620
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20 (b)		35	38,500
Peabody Energy Corp.:
6.00%, 11/15/18		49	52,063
6.25%, 11/15/21		55	57,200
7.88%, 11/01/26		85	90,950
4.75%, 12/15/66 (d)		73	59,495
Plains Exploration & Production Co., 6.88%, 2/15/23		96	108,720
Precision Drilling Corp.:
6.63%, 11/15/20		15	16,013
6.50%, 12/15/21		25	26,687
QEP Resources, Inc.:
6.88%, 3/01/21		65	73,937
5.38%, 10/01/22		56	58,100
5.25%, 5/01/23		30	30,750
Range Resources Corp.:
6.75%, 8/01/20		21	23,100
5.75%, 6/01/21		67	71,857
5.00%, 8/15/22		37	37,740
Regency Energy Partners LP/Regency Energy Finance Corp., 6.88%, 12/01/18		28	30,520
Sabine Pass Liquefaction LLC, 5.63%, 2/01/21 (b)		277	287,387
Sabine Pass LNG LP:
7.50%, 11/30/16		200	221,000
6.50%, 11/01/20 (b)		45	47,363
SandRidge Energy, Inc.:
8.75%, 1/15/20		8	8,620
7.50%, 2/15/23		91	94,413
SM Energy Co.:
6.63%, 2/15/19		20	21,450
6.50%, 11/15/21		50	54,625
6.50%, 1/01/23		25	27,375
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (b)		21	22,155
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		50	53,625
Western Refining, Inc., 6.25%, 4/01/21 (b)		28	28,630
Whiting Petroleum Corp., 6.50%, 10/01/18		30	32,250

			5,035,368

Paper & Forest Products – 1.0%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)		90	98,100
Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.00%, 4/01/20		130	144,625
Clearwater Paper Corp.:
7.13%, 11/01/18		60	65,250
4.50%, 2/01/23 (b)		33	32,340
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		40	41,900
NewPage Corp., 11.38%, 12/31/14 (a)(g)		122	–
PH Glatfelter Co., 5.38%, 10/15/20		40	41,900
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)		25	25,813

Corporate Bonds	Par (000)		Value

Paper & Forest Products (concluded)
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (b)	USD	45	$46,350

			496,278

Pharmaceuticals – 1.0%
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (b)		40	40,550
inVentiv Health, Inc., 9.00%, 1/15/18 (b)		40	42,000
Omnicare, Inc., 3.75%, 4/01/42 (d)		48	53,610
Sky Growth Acquisition Corp., 7.38%, 10/15/20 (b)		70	74,025
Valeant Pharmaceuticals International:
6.50%, 7/15/16 (b)		58	60,537
6.88%, 12/01/18 (b)		104	111,735
6.38%, 10/15/20 (b)		75	79,078
7.25%, 7/15/22 (b)		20	21,750

			483,285

Real Estate Investment Trusts (REITs) – 0.2%
Felcor Lodging LP:
6.75%, 6/01/19		44	47,740
5.63%, 3/01/23 (b)		29	29,544
Host Hotels & Resorts LP, 2.50%, 10/15/29 (b)(d)		20	27,900

			105,184

Real Estate Management & Development – 1.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (b)		38	38,570
Mattamy Group Corp., 6.50%, 11/15/20 (b)		35	34,913
Realogy Group LLC:
11.50%, 4/15/17		110	117,013
12.00%, 4/15/17		20	21,275
7.88%, 2/15/19 (b)		355	388,725
7.63%, 1/15/20 (b)		100	112,750
9.00%, 1/15/20 (b)		65	75,563
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(g)		15	–

			788,809

Road & Rail – 0.6%
The Hertz Corp.:
4.25%, 4/01/18 (b)		30	30,563
7.50%, 10/15/18		85	93,819
6.75%, 4/15/19		50	54,563
7.38%, 1/15/21		100	111,250
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		24	24,690

			314,885

Semiconductors & Semiconductor Equipment – 0.6%
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (b)		200	207,500
Spansion LLC, 7.88%, 11/15/17		90	94,500

			302,000

Software – 5.0%
Epicor Software Corp., 8.63%, 5/01/19		100	108,250
First Data Corp.:
7.38%, 6/15/19 (b)		200	212,750
6.75%, 11/01/20 (b)		320	333,600
8.25%, 1/15/21 (b)		44	45,760
12.63%, 1/15/21		87	94,286
11.25%, 1/15/21 (b)		47	48,880
10.63%, 6/15/21 (b)		128	129,440
IMS Health, Inc., 12.50%, 3/01/18 (b)		415	498,000
Infor US, Inc., 9.38%, 4/01/19		290	328,787

42	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Software (concluded)
Interactive Data Corp., 10.25%, 8/01/18	USD	250	$284,375
Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.25%, 1/15/18 (b)		27	27,877
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		85	86,063
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (b)		111	123,765
SunGard Data Systems, Inc.:
7.38%, 11/15/18		117	125,190
6.63%, 11/01/19 (b)		110	113,575

			2,560,598

Specialty Retail – 1.4%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		70	78,400
Claire’s Stores, Inc., 9.00%, 3/15/19 (b)		59	66,670
J Crew Group, Inc., 8.13%, 3/01/19		35	37,625
Michaels Stores, Inc., 7.75%, 11/01/18		35	38,237
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00%, 6/15/18 (b)(f)		28	28,980
Party City Holdings, Inc., 8.88%, 8/01/20 (b)		137	150,357
Penske Automotive Group, Inc., 5.75%, 10/01/22 (b)		85	88,613
RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.25%, 2/01/21		147	166,477
Sally Holdings LLC/Sally Capital, Inc.:
6.88%, 11/15/19		30	33,225
5.75%, 6/01/22		30	31,313

			719,897

Textiles, Apparel & Luxury Goods – 0.1%
Levi Strauss & Co., 6.88%, 5/01/22 (b)		20	21,900
PVH Corp., 4.50%, 12/15/22		29	28,565

			50,465

Trading Companies & Distributors – 0.9%
Aircastle Ltd.:
6.75%, 4/15/17		55	60,500
6.25%, 12/01/19		38	41,515
Ashtead Capital, Inc., 6.50%, 7/15/22 (b)		90	97,763
H&E Equipment Services, Inc., 7.00%, 9/01/22 (b)		79	86,900
United Rentals North America, Inc.:
5.75%, 7/15/18		65	70,444
7.38%, 5/15/20		50	55,500
7.63%, 4/15/22		55	61,463

			474,085

Wireless Telecommunication Services – 3.2%
Cricket Communications, Inc., 7.75%, 10/15/20		91	90,773
Crown Castle International Corp., 5.25%, 1/15/23		165	167,887
Digicel Group Ltd., 8.25%, 9/30/20 (b)		240	254,400
Digicel Ltd.:
8.25%, 9/01/17 (b)		240	253,800
6.00%, 4/15/21 (b)		200	199,000
DigitalGlobe, Inc., 5.25%, 2/01/21 (b)		92	91,425
MetroPCS Wireless, Inc., 6.63%, 11/15/20		75	78,375
NII Capital Corp., 7.63%, 4/01/21		57	41,040

Corporate Bonds	Par (000)		Value

Wireless Telecommunication Services (concluded)
Sprint Nextel Corp.:
9.00%, 11/15/18 (b)	USD	130	$160,713
7.00%, 3/01/20 (b)		245	285,425

			1,622,838

Total Corporate Bonds – 77.9%			39,579,677

Floating Rate Loan Interests (e)	Par (000)		Value

Aerospace & Defense – 0.2%
Sequa Corp., Initial Term Loan, 1.25% - 5.25%, 5/01/17		99	100,738

Airlines – 0.4%
AWAS Finance Luxembourg S.à.r.l., Loan, 0.75% - 3.50%, 6/10/16		35	35,739
Genesee & Wyoming, Inc., 3.50%, 9/29/17		48	48,112
Northwest Airlines, Inc.:
Term Loan, 2.30%, 3/10/17		41	38,079
Term Loan, 2.30%, 3/10/17		22	20,433
Term Loan, 1.68%, 9/10/18		19	16,910
Term Loan, 1.68%, 9/10/18		18	16,020

			175,293

Building Products – 0.2%
Capital Safety North America Holdings, Inc. (FKA Hupah Finance, Inc.), Initial Term Loan, 1.25% - 4.50%, 1/21/19		124	124,371

Capital Markets – 0.3%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Senior Secured Term Loan, 1.25% - 5.50%, 8/22/16		166	168,490

Chemicals – 0.7%
Ascend Performance Materials Operations LLC, Term B Loan, 1.25% - 6.75%, 4/10/18		193	196,670
US Coatings Acquisition, Inc./Flash Dutch 2 BV:
Initial Euro Term Loan, 5.25%, 1/18/20		15	19,421
Initial Term B Loan, 4.75%, 1/10/20		125	126,615

			342,706

Commercial Services & Supplies – 0.5%
Getty Images, Inc., Initial Term Loan, 1.25% - 4.75%, 9/12/19		60	60,628
HD Supply, Inc., Term Loan, 1.25% - 4.50%, 10/12/17		199	200,825

			261,453

Communications Equipment – 0.6%
Alcatel-Lucent USA, Inc.:
Euro Term Loan, 1.00% - 7.50%, 1/31/19	EUR	45	58,064
U.S. Term Loan, 1.00% - 7.25%, 1/31/19	USD	264	268,125

			326,189

Diversified Financial Services – 0.4%
Nuveen Investments, Inc., Term Loan A, 7.25%, 5/13/17		50	50,902

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	43

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (e)	Par (000)		Value

Diversified Financial Services (concluded)
Springleaf Financial Funding Co. (FKA American General Finance Corp.), Initial Loan, 1.25% - 5.50%, 5/10/17	USD	140	$140,729

			191,631

Diversified Telecommunication Services – 0.9%
Avaya, Inc., Term B-5 Loan, 1.25% - 8.00%, 3/30/18		7	7,404
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings Ltd.), Tranche B-1 Term Loan, 1.25% - 4.50%, 4/02/18		379	383,702
Level 3 Financing, Inc., Tranche B-II 2019 Term Loan, 1.50% - 4.75%, 8/01/19		75	75,828

			466,934

Energy Equipment & Services – 0.4%
Offshore Group Investment Ltd. (Vantage Delaware Holdings LLC), Loan, 1.25% - 6.25%, 3/28/19		50	50,187
Vantage Drilling Co., Term Loan, 6.25%, 10/05/17		163	163,893

			214,080

Food & Staples Retailing – 0.0%
Rite Aid Corp., Term Loan, 5.75%, 8/04/20		20	20,700

Food Products – 0.1%
AdvancePierre Foods, Inc., Term Loan (First Lien), 1.25% - 5.75%, 6/30/17		40	40,409

Health Care Equipment & Supplies – 0.1%
Bausch & Lomb, Inc., Parent Term Loan, 1.00% - 5.25%, 5/17/19		64	65,062

Health Care Providers & Services – 0.5%
Harden Healthcare LLC:
Tranche A Additional Term Loan, 7.75%, 3/02/15		93	90,814
Tranche A Term Loan, 8.50%, 3/02/15		39	38,930
LHP Operations Co. LLC, Term Loan, 1.50% - 9.00%, 7/03/18		45	45,612
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 1.25% - 5.75%, 6/06/19		60	60,245

			235,601

Hotels, Restaurants & Leisure – 2.5%
Harrah’s Las Vegas Propco LLC, Senior Loan, 0.20% - 3.70%, 2/13/13		879	827,819
MGM Resorts International (FKA MGM Mirage), Term B Loan, 1.00% - 4.25%, 12/27/19		204	207,632
Station Casinos LLC, B Term Loan, 1.00% - 5.00%, 2/22/20		185	187,003
Travelport Holdings Ltd.:
Extended Tranche A Loan, 0.30% - 6.30%, 12/01/16 (f)		39	13,651
Extended Tranche B Loan, 0.30% - 13.80%, 12/01/16 (f)		131	10,010

			1,246,115

Independent Power Producers & Energy Traders – 0.5%
Dynegy Midwest Generation LLC, Term Loan, 1.50% - 9.25%, 8/05/16		231	240,741

Insurance – 0.1%
Alliant Holdings I, Inc., Initial Term Loan, 1.25% - 5.00%, 12/03/19		60	60,548

Internet Software & Services – 0.6%
Zayo Group LLC (Zayo Capital, Inc.), Initial Loan, 1.25% - 4.75%, 7/02/19		309	311,518

Floating Rate Loan Interests (e)	Par (000)		Value

Life Sciences Tools & Services – 0.2%
Patheon, Inc., Initial Term Loan, 1.25% - 7.25%, 12/03/19	USD	35	$35,436
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 1.00% - 4.25%, 12/05/18		54	54,852

			90,288

Machinery – 0.6%
Rexnord LLC/RBS Global, Inc., Term B Loan Refinancing, 1.00% - 4.50%, 4/01/18		99	99,839
Schaeffler AG, Facility C, 1.00% - 4.25%, 1/27/17		70	70,758
Silver II Borrower SCA (Silver II U.S. Holdings LLC), Refinancing Term Loan, 1.00% - 4.00%, 12/31/19		110	110,527

			281,124

Media – 0.7%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Original Term Loan, 1.25% - 5.75%, 7/03/14		20	15,159
Clear Channel Communications, Inc.:
Tranche B Term Loan, 0.20% - 3.85%, 1/29/16		235	207,744
Tranche C Term Loan, 0.20% - 3.85%, 1/29/16		72	62,666
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.), Term B Loan, 1.00% - 4.25%, 6/29/18		80	80,376

			365,945

Metals & Mining – 0.7%
Constellium Holdco BV (Constellium France SAS), Term Loan B, 6.00%, 2/25/20		50	50,875
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Term Loan, 1.00% - 5.25%, 10/04/17		308	311,948

			362,823

Oil, Gas & Consumable Fuels – 1.0%
Chesapeake Energy Corp., Loan, 1.25% - 5.75%, 12/02/17		125	128,735
Dynegy Power LLC, Term Loan, 1.50% - 9.25%, 8/05/16		317	329,355
Samson Investment Co., Initial Term Loan (Second Lien), 1.25% - 6.00%, 9/25/18		45	45,506

			503,596

Professional Services – 0.2%
Interactive Data Corp., Refinanced Term Loan, 3.75%, 2/11/18		80	80,647

Real Estate Investment Trusts (REITs) – 0.1%
iStar Financial, Inc., Loan, 1.00% - 4.50%, 10/08/17		59	59,254

Real Estate Management & Development – 0.2%
Realogy Corp.:
Extended Synthetic Commitment, 0.05% - 4.40%, 10/10/16		110	111,421
Initial Term B Loan, 1.00% - 4.50%, 10/10/16		13	12,784

			124,205

Software – 0.4%
First Data Corp., 2018 Dollar Term Loan, 0.20% - 4.20%, 3/26/18		125	124,454

44	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (e)	Par (000)			Value

Software (concluded)
Kronos, Inc., Initial Term Loan (Second Lien), 1.25% - 9.75%, 4/23/20	USD	90		$93,825

				218,279

Wireless Telecommunication Services – 0.8%
Vodafone Americas Finance 2, Inc., Initial Loan, 6.88%, 8/11/15 (e)(f)		399		406,521

Total Floating Rate Loan Interests – 13.9%				7,085,261

Foreign Agency Obligations – 0.0%	Par (000)			Value

Eksportfinans ASA, 0.51%, 4/05/13 (e)		15		14,997

Other Interests (a)(h)	Beneficial Interest (000)

Auto Components – 0.0%
Lear Corp., Escrow		250		9,375

Capital Markets – 0.1%
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (g)		110		29,425
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (g)		30		8,025

				37,450

Household Durables – 0.1%
Stanley-Martin, Class B Membership Units (acquired 4/03/06, cost $48,824) (i)		–	(j)	68,950

Total Other Interests – 0.2%				115,775

Preferred Securities

Preferred Stocks	Shares			Value

Auto Components – 0.9%
Dana Holding Corp., 4.00% (b)		3,230		488,336

Preferred Stocks	Shares	Value

Real Estate Investment Trusts (REITs) – 0.1%
MPG Office Trust, Inc., Series A, 7.63%	1,788	$48,616

Total Preferred Stocks – 1.0%		536,952

Trust Preferreds	Shares	Value

Diversified Financial Services – 1.3%
GMAC Capital Trust I, 8.13%, 2/15/40 (e)	23,870	649,264

Total Preferred Securities – 2.3%		1,186,216

Warrants (k)

Software – 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)	78	–

Total Long-Term Investments (Cost – $49,073,073) – 100.2%		50,964,977

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (l)(m)	604,367	604,367

Total Short-Term Securities (Cost – $604,367) – 1.2%		604,367

Total Investments (Cost – $49,677,440*) – 101.4%		51,569,344
Liabilities in Excess of Other Assets – (1.4)%		(724,775)

Net Assets – 100.0%		$50,844,569

Notes to Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$49,754,918

Gross unrealized appreciation	$2,884,271
Gross unrealized depreciation	(1,069,845)

Net unrealized appreciation	$1,814,426

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	Convertible security.
(e)	Variable rate security. Rate shown is as of report date.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)	Restricted security as to resale. As of report date, the Fund held 0.14% of its net assets, with a current market value of $68,950 and original cost of $48,824 in this security.
(j)	Amount is less than $500.
(k)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	45

Schedule of Investments (continued)	BlackRock High Yield Portfolio

(l)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at March 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	946,191	(341,824)	604,367	$48

(m)	Represents the current yield as of report date.

—	Foreign currency exchange contracts as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	24,326	CAD	24,000	Deutsche Bank AG	4/17/13	$ 711
USD	19,928	EUR	15,000	BNP Paribas SA	4/23/13	697
USD	40,080	EUR	30,000	BNP Paribas SA	4/23/13	1,618
USD	27,049	EUR	20,000	Citigroup, Inc.	4/23/13	1,407
Total						$4,433

—	Credit default swaps – sold protection outstanding as of March 31, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD112	$16,299
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC	USD168	8,787
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	3/20/16	CCC	USD8	346
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC	USD202	12,455
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC	USD101	2,713
Total						$40,600

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

46	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock High Yield Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$2,885,731	$62,786	$34,534	$2,983,051
Corporate Bonds	–	39,136,140	443,537	39,579,677
Floating Rate Loan Interests	–	5,776,999	1,308,262	7,085,261
Foreign Agency Obligations	–	14,997	–	14,997
Other Interests	–	37,450	78,325	115,775
Preferred Securities	1,186,216	–	–	1,186,216
Warrants	–	–	–	–
Short-Term Securities	604,367	–	–	604,367

Total	$4,676,314	$45,028,372	$1,864,658	$51,569,344

[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Credit contracts	–	$40,600	–	$40,600
Foreign currency exchange contracts		4,433	–	4,433

Total	–	$45,033	–	$45,033

[2]	Derivative financial instruments are foreign currency exchange contracts and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$95,870	–	–	$95,870
Foreign currency at value	1,053	–	–	1,053
Cash pledged as collateral for swap contracts	26,000	–	–	26,000

Total	$122,923	–	–	$122,923

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total

Assets:
Opening Balance, as of December 31, 2012	$36,023	$449,482	$1,039,097	$71,806	$1,596,408
Transfers into Level 3[1]	–	–	–	–	–
Transfers out of Level 3[1]	–	–	(137,919)	–	(137,919)
Accrued discounts/premiums	–	(794)	363	–	(431)
Net realized gain (loss)	–	–	1,256	6,519	7,775
Net change in unrealized appreciation/depreciation[2]	(1,489)	(2,493)	11,353	–	7,371
Purchases	–	–	495,574	–	495,574
Sales	–	(2,658)	(101,462)	–	(104,120)

Closing Balance, as of March 31, 2013	$34,534	$443,537	$1,308,262	$78,325	$1,864,658

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[2]	The change in unrealized appreciation/depreciation on investments still held as of March 31, 2013 was $15,718.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	47

Schedule of Investments (concluded)	BlackRock High Yield Portfolio

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of March 31, 2013. The table does not include Level 3 investments with values derived utilizing third party pricing information without adjustment. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments. The value of Level 3 investments derived using third party pricing information is $1,267,879.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized

Assets:
Common Stocks[2]	$ 33,781	Market Comparable Companies	EBITDA Multiple	3.5x
Corporate Bonds	150,000	Cost[3]	N/A	–
	212,605	Market Comparable Companies	Yield	12.10%
Floating Rate Loan Interests	131,443	Discounted Cash Flow	Yield	9.50%
Other Interests[4]	68,950	Discounted Cash Flow	Perpetuity Growth Rate	3.5%
			Free Cash Flow	$23.9 – $35.2[5]
			Weighted Cost of Capital	11.00%

Total	$596,779

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Yield	Decrease	Increase
Perpetuity Growth Rate	Increase	Decrease
Free Cash Flow	Increase	Decrease
Weighted Cost of Capital	Decrease	Increase

[2]

For the period ended March 31, 2013, the valuation technique for certain investments classified as common stocks changed to a market approach. The investment was previously valued utilizing the company’s financial restructuring plan. Market information became available for this investment; therefore, the market approach is considered to be a more relevant measure of fair value for this investment.

[3]

The Fund fair values certain of its Level 3 investments using prior transaction prices (acquisition cost), although the transaction may not have occurred during the current reporting period. In such cases, these investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

[4]

For the period ended March 31, 2013, the valuation technique for certain investments classified as other interests changed from a market approach to an income approach. Market information previously utilized to determine fair value under the market approach no longer applied to this investment; therefore, the income approach is considered to be a more relevant measure of fair value for this investment.

[5]	Amount is stated in millions.

48	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense – 0.9%
The Boeing Co.	17,400	$1,493,790

Airlines – 3.1%
Delta Air Lines, Inc. (a)	91,200	1,505,712
United Continental Holdings, Inc. (a)	107,517	3,441,619

		4,947,331

Auto Components – 1.0%
TRW Automotive Holdings Corp. (a)	29,925	1,645,875

Beverages – 1.6%
The Coca-Cola Co.	60,925	2,463,807

Capital Markets – 1.5%
The Goldman Sachs Group, Inc.	15,939	2,345,424

Chemicals – 0.3%
Cabot Corp.	14,049	480,476

Commercial Banks – 3.8%
Regions Financial Corp.	55,375	453,521
SunTrust Banks, Inc.	59,900	1,725,719
U.S. Bancorp	114,975	3,901,102

		6,080,342

Commercial Services & Supplies – 0.6%
Tyco International Ltd.	31,650	1,012,800

Computers & Peripherals – 4.1%
Apple, Inc.	10,400	4,603,352
EMC Corp. (a)	82,800	1,978,092

		6,581,444

Construction & Engineering – 1.1%
KBR, Inc.	54,900	1,761,192

Consumer Finance – 1.9%
Discover Financial Services	66,700	2,990,828

Containers & Packaging – 1.8%
Packaging Corp. of America	43,041	1,931,249
Rock-Tenn Co., Class A	9,700	900,063

		2,831,312

Diversified Financial Services – 8.7%
Bank of America Corp.	374,000	4,555,320
Citigroup, Inc.	99,993	4,423,690
JPMorgan Chase & Co.	104,365	4,953,163

		13,932,173

Diversified Telecommunication Services – 1.2%
Verizon Communications, Inc.	38,075	1,871,386

Electronic Equipment, Instruments & Components – 0.7%
Avnet, Inc. (a)	29,800	1,078,760

Energy Equipment & Services – 0.6%
Oceaneering International, Inc.	15,450	1,026,035

Food & Staples Retailing – 4.2%
CVS Caremark Corp.	73,875	4,062,386
Wal-Mart Stores, Inc.	34,725	2,598,472

		6,660,858

Health Care Equipment & Supplies – 0.9%
Abbott Laboratories	39,500	1,395,140

Health Care Providers & Services – 1.4%
McKesson Corp.	20,100	2,169,996

Industrial Conglomerates – 3.3%
3M Co.	40,425	4,297,582
General Electric Co.	42,925	992,426

		5,290,008

Common Stocks	Shares	Value

Insurance – 3.9%
American International Group, Inc. (a)	52,900	$2,053,578
The Chubb Corp.	20,250	1,772,483
The Travelers Cos., Inc.	28,200	2,374,158

		6,200,219

Internet Software & Services – 3.8%
Google, Inc., Class A (a)	7,625	6,054,478

IT Services – 5.8%
Alliance Data Systems Corp. (a)	4,500	728,505
International Business Machines Corp.	7,100	1,514,430
Mastercard, Inc., Class A	7,450	4,031,419
Teradata Corp. (a)	50,100	2,931,351

		9,205,705

Life Sciences Tools & Services – 1.2%
Agilent Technologies, Inc.	45,000	1,888,650

Machinery – 1.4%
Ingersoll-Rand Plc	39,500	2,172,895

Media – 6.3%
Comcast Corp., Class A	87,000	3,654,870
News Corp., Class A	140,725	4,294,927
Time Warner Cable, Inc.	21,380	2,053,763

		10,003,560

Multiline Retail – 1.3%
Dillard’s, Inc., Class A	17,830	1,400,547
Nordstrom, Inc.	12,575	694,517

		2,095,064

Oil, Gas & Consumable Fuels – 11.0%
Chevron Corp.	28,800	3,422,016
Exxon Mobil Corp.	38,550	3,473,741
Marathon Oil Corp.	55,575	1,873,989
Marathon Petroleum Corp.	38,650	3,463,040
PBF Energy, Inc.	39,164	1,455,726
Suncor Energy, Inc.	94,460	2,834,744
Tesoro Corp.	17,118	1,002,259

		17,525,515

Paper & Forest Products – 1.9%
Domtar Corp.	4,600	357,052
International Paper Co.	58,100	2,706,298

		3,063,350

Pharmaceuticals – 8.7%
AbbVie, Inc.	37,600	1,533,328
Eli Lilly & Co.	28,225	1,602,898
Johnson & Johnson	7,400	603,322
Merck & Co., Inc.	104,400	4,617,612
Pfizer, Inc.	183,450	5,294,367
Zoetis, Inc. (a)	6,900	230,460

		13,881,987

Semiconductors & Semiconductor Equipment – 1.8%
KLA-Tencor Corp.	39,675	2,092,459
Teradyne, Inc. (a)(b)	50,500	819,110

		2,911,569

Software – 5.6%
Activision Blizzard, Inc.	113,300	1,650,781
CA, Inc.	23,825	599,675
Microsoft Corp.	131,200	3,753,632
Oracle Corp.	90,600	2,930,004

		8,934,092

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	49

Schedule of Investments (continued)	BlackRock Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Specialty Retail – 1.7%
Ross Stores, Inc.	44,900	$2,721,838

Textiles, Apparel & Luxury Goods – 0.9%
NIKE, Inc., Class B	23,162	1,366,789

Tobacco – 0.7%
Philip Morris International, Inc.	12,550	1,163,511

Total Long-Term Investments (Cost – $130,733,478) – 98.7%		157,248,199

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (c)(d)	2,227,299	2,227,299

Short-Term Securities	Beneficial Interest (000)	Value

BlackRock Liquidity Series, LLC Money Market Series, 0.23% (c)(d)(e)	$839	$839,459

Total Short-Term Securities (Cost – $3,066,758) – 1.9%		3,066,758

Total Investments (Cost – $133,800,236*) – 100.6%		160,314,957
Liabilities in Excess of Other Assets – (0.6)%		(935,729)

Net Assets – 100.0%		$159,379,228

Notes to Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$135,627,077

Gross unrealized appreciation	$25,539,608
Gross unrealized depreciation	(851,728)

Net unrealized appreciation	$24,687,880

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Net Activity	Shares/Beneficial Interest Held at March 31, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,847,977	379,322	2,227,299	$737
BlackRock Liquidity Series LLC, Money Market Series	$ 804,075	$ 35,384	$ 839,459	$219

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

50	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments (concluded)	BlackRock Large Cap Core Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$157,248,199	–	–	$157,248,199
Short-Term Securities	2,227,299	$ 839,459	–	3,066,758

Total	$159,475,498	$ 839,459	–	$160,314,957

[1]	See above Schedule of Investments for values in each industry.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities:
Bank overdraft	–	$(72,828)	–	$(72,828)
Collateral on securities loaned at value	–	(839,459)	–	(839,459)

Total	–	$(912,287)	–	$(912,287)

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	51

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Euro – 0.6%
National Australia Bank Ltd., London, 0.30%, 10/21/13 (a)	$1,000	$1,000,000

		1,000,000

Yankee (b) – 23.0%
Australia and New Zealand Banking Group Ltd., New York, 0.28%, 4/30/13 (a)	1,500	1,500,098
Bank of Montreal, Chicago, 0.42%, 7/17/13 (a)	1,500	1,500,000
Bank of Nova Scotia, Houston:
0.72%, 10/18/13 (a)	1,000	1,002,510
0.36%, 1/02/14 (a)	1,500	1,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.34%, 4/22/13	2,000	2,000,000
BNP Paribas S.A., New York, 0.42%, 9/05/13 (a)	2,000	2,000,000
Canadian Imperial Bank of Commerce, New York:
0.31%, 9/03/13 (a)	2,625	2,625,000
0.32%, 1/08/14 (a)	1,000	1,000,000
0.31%, 2/04/14 (a)	1,000	1,000,000
Credit Suisse, New York:
0.28%, 6/06/13	2,000	2,000,000
0.28%, 9/16/13	1,000	1,000,000
Deutsche Bank A.G., New York, 0.41%, 8/08/13	3,000	3,000,000
DnB NOR Bank ASA, New York, 0.28%, 7/19/13	1,000	1,000,000
Mitsubishi UFJ Trust and Banking Corp., New York, 0.32%, 5/15/13 (a)	2,000	2,000,000
Nordea Bank Finland Plc, New York:
0.26%, 6/03/13	1,000	1,000,009
0.28%, 7/17/13	475	474,993
Rabobank Nederland N.V., New York:
0.48%, 4/24/13	1,600	1,600,000
0.42%, 10/29/13 (a)	2,000	2,000,000
0.41%, 1/08/14	1,000	1,000,000
Skandinaviska Enskilda Banken AB, New York, 0.30%, 4/08/13	510	510,000
Societe Generale, New York, 0.31%, 5/02/13	1,000	1,000,000
Sumitomo Mitsui Banking Corp., New York, 0.23%, 5/07/13	1,000	1,000,000
Sumitomo Trust & Banking Co. Ltd., New York:
0.23%, 5/13/13	2,000	2,000,000
0.27%, 5/22/13	3,000	3,000,000
Svenska Handelsbanken, New York, 0.26%, 6/10/13	1,000	1,000,019

		37,712,629

Total Certificates of Deposit – 23.6%		38,712,629

Commercial Paper

Aspen Funding Corp., 0.27%, 6/03/13 (c)	4,000	3,998,110
Bedford Row Funding Corp., 0.35%, 8/16/13 (c)	1,000	998,668

Commercial Paper	Par (000)	Value

BNP Paribas Finance, Inc.:
0.33%, 5/06/13 (c)	$1,000	$999,679
0.40%, 9/09/13 (c)	1,300	1,297,704
Cancara Asset Securitisation LLC:
0.24%, 4/22/13 (c)	2,500	2,499,650
0.24%, 5/03/13 (c)	5,000	4,998,933
Ciesco LLC:
0.29%, 4/30/13 (c)	3,000	2,999,307
0.26%, 6/04/13 (c)	4,000	3,998,151
Collateralized Commercial Paper Co. LLC, 0.31%, 5/15/13 (c)	1,000	999,621
Commonwealth Bank of Australia, 0.34%, 11/14/13 (a)(d)	1,250	1,249,921
DnB NOR Bank ASA:
0.27%, 7/30/13 (c)	1,500	1,498,650
0.27%, 8/05/13 (c)	2,000	1,998,110
Erste Abwicklungsanstalt:
0.32%, 7/15/13 (c)	1,000	999,067
0.38%, 8/02/13 (c)	2,000	1,997,403
0.25%, 9/10/13 (c)	1,000	998,875
0.25%, 9/27/13 (c)	2,000	1,997,514
General Electric Capital Corp., 0.24%, 8/26/13 (c)	2,000	1,998,040
Govco LLC, 0.30%, 5/24/13 (c)	4,000	3,998,233
ING US Funding LLC:
0.22%, 5/09/13 (c)	1,321	1,320,693
0.23%, 5/09/13 (c)	4,000	3,999,029
Lloyds TSB Bank Plc, 0.24%, 4/24/13 (c)	3,000	2,999,550
Natixis U.S. Finance Co., LLC, 0.18%, 4/01/13 (c)	4,000	4,000,000
Nieuw Amsterdam Receivables Corp., 0.19%, 4/18/13 (c)	3,000	2,999,731
Nordea North America, Inc.:
0.30%, 5/16/13 (c)	2,000	1,999,250
0.28%, 7/15/13 (c)	475	474,612
0.28%, 7/16/13 (c)	475	474,608
NRW.Bank, 0.17%, 4/09/13 (c)	2,000	1,999,927
UBS Finance Delaware LLC, 0.23%, 7/18/13 (c)	1,000	999,310
Westpac Banking Corp., 0.29%, 10/08/13 (a)(d)	2,000	2,000,000

Total Commercial Paper – 38.2%		62,792,346

Corporate Notes

JPMorgan Chase Bank N.A., 0.37%, 5/17/13 (a)	2,310	2,310,000
National Australia Bank Ltd., 1.70%, 12/10/13 (d)	1,500	1,513,887
Sumitomo Mitsui Banking Corp., 2.15%, 7/22/13 (d)	2,500	2,513,557

Total Corporate Notes – 3.9%		6,337,444

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AMT	Alternative Minimum Tax	LOC	Letter of Credit
		(subject to)	RB	Revenue Bonds
	HDA	Housing Development Authority	VRDN	Variable Rate Demand Notes
	IDRB	Industrial Development Revenue Bond

52	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds (e)	Par (000)	Value

California Housing Finance Agency RB Series 2003U AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.12%, 4/04/13	$600	$600,000
Catawba County RB (Catawba Valley Medical Center Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.24%, 4/04/13	4,285	4,285,000
Houston Utility System RB (First Lien Water Revenue Project) Series 2004B-3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.12%, 4/04/13	3,000	3,000,000
Michigan State HDA RB Series 2009D VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.12%, 4/04/13	965	965,000
New York City Industrial Development Agency RB (New York Law School Project) Series A VRDN (JPMorgan Chase Bank LOC), 0.11%, 4/04/13	1,760	1,760,000
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 VRDN (Freddie Mac LOC), 0.12%, 4/04/13	3,600	3,600,000

Total Municipal Bonds – 8.6%		14,210,000

U.S. Government Sponsored Agency
Obligations

Fannie Mae Variable Rate Notes, 0.17%, 2/27/15 (a)	1,000	999,520
Freddie Mac Variable Rate Notes: (a)
0.35%, 9/03/13 (a)	2,000	1,999,829
0.14%, 9/13/13 (a)	5,000	4,998,630

Total U.S. Government Sponsored Agency Obligations – 4.9%		7,997,979

U.S. Treasury Obligations

U.S. Treasury Notes:
0.63%, 4/30/13	7,700	7,702,535
3.50%, 5/31/13	1,500	1,508,188

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Notes: (concluded)
0.38%, 6/30/13	$1,000	$1,000,333
3.38%, 6/30/13	2,000	2,015,762
0.13%, 8/31/13	500	499,845
1.50%, 12/31/13	1,000	1,010,140
1.25%, 2/15/14	3,000	3,028,234

Total U.S. Treasury Obligations – 10.2%		16,765,037

Repurchase Agreements

Deutsche Bank Securities Inc., 0.20%, 4/01/13	12,432	12,432,000
(Purchased on 3/28/13 to be repurchased at $12,432,276, collateralized by Fannie Mae Bond, 1.00% due at 2/27/17, par and fair value of $12,569,000 and $12,681,255, respectively)
Goldman Sachs & Co., 0.13%, 4/03/13	3,000	3,000,000

(Purchased on 3/27/13 to be repurchased at $3,000,076, collateralized by various U.S. government sponsored agency obligations, 3.00% - 5.45% due from 1/01/21 - 9/01/42, aggregate par and fair value of $3,299,404 and $3,090,000, respectively)

Mizuho Securities USA, 1.24%, 4/01/13 (e)	1,700	1,700,000

(Purchased on 3/04/13 to be repurchased at $1,701,640, collateralized by various corporate/debt, U.S. government sponsored agency and U.S. Treasury obligations, 0.00% - 6.27% due from 1/15/16 - 6/20/37, aggregate par and fair value of $61,114,147 and $1,825,515, respectively)

Total Repurchase Agreements – 10.4%		17,132,000

Total Investments (Cost – $163,947,435*) – 99.8%		163,947,435
Other Assets Less Liabilities – 0.2%		252,191

Net Assets – 100.0%		$164,199,626

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	US dollar denominated security issued by foreign domiciled entity.
(c)	Rate shown reflects the discount rate at the time of purchase.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	53

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$163,947,435	–	$163,947,435

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, cash of $423 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

54	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class A2, 0.92%, 12/25/33 (a)	USD	23	$20,159
Alm Loan Funding, Series 2012-7A, Class A1, 1.72%, 10/19/24 (a)(b)		250	250,500
AmeriCredit Automobile Receivables Trust:
Series 2011-5, Class C, 3.44%, 10/08/17		90	94,229
Series 2012-2, Class C, 2.64%, 10/10/17		115	118,516
Series 2012-3, Class C, 2.42%, 5/08/18		100	102,908
Series 2012-4, Class B, 1.31%, 11/08/17		45	45,257
Series 2012-4, Class C, 1.93%, 8/08/18		70	70,909
Series 2012-5, Class C, 1.69%, 11/08/18		85	85,712
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	126	163,620
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.78%, 1/20/25 (a)(b)	USD	330	330,000
CarMax Auto Owner Trust, Series 2012-1, Class D, 3.09%, 8/15/18		35	36,176
Cavalry CLO Ltd., Series 2A, Class B1, 2.38%, 1/17/24 (a)(b)		170	168,300
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 0.82%, 9/25/33 (a)		27	25,355
Series 2004-5, Class A, 1.10%, 10/25/34 (a)		32	31,218
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.51%, 10/20/43 (a)(b)		113	104,818
DT Auto Owner Trust:
Series 2012-1A, Class B, 2.26%, 10/16/17 (b)		250	251,375
Series 2012-1A, Class D, 4.94%, 7/16/18 (b)		250	257,883
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class C, 2.07%, 9/15/15 (b)		60	60,352
Series 2010-5, Class D, 2.41%, 9/15/15 (b)		30	30,154
Series 2011-2, Class C, 2.37%, 9/15/15		75	75,422
Series 2011-2, Class D, 2.86%, 9/15/15		50	50,372
Series 2012-1, Class C, 1.70%, 1/15/16 (a)		105	105,681
Series 2012-1, Class D, 2.30%, 1/15/16 (a)		100	100,606
Series 2012-4, Class C, 1.39%, 9/15/16		100	100,528
Series 2012-4, Class D, 2.09%, 9/15/16		100	100,531
Series 2012-5, Class C, 2.14%, 9/15/19		100	100,102
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 1.43%, 4/25/25 (a)(b)		250	247,969

Asset-Backed Securities	Par (000)		Value

HLSS Servicer Advance Receivables Backed Notes, Series 2013-T1, Class A2, 1.50%, 1/16/46 (b)	USD	200	$201,360
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		60	61,277
ING Investment Management Co.:
Series 2012-2A, Class A, 1.83%, 10/15/22 (a)(b)		250	250,950
Series 2012-3A, Class A, 1.75%, 10/15/22 (a)(b)		315	315,630
JG Wentworth XX LLC, Series 2010-1A, Class A, 5.56%, 7/15/59 (b)		390	460,894
KKR Financial CLO Corp., Series 2007-AA, Class A, 1.03%, 10/15/17 (a)(b)		221	219,354
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE1, Class A2MZ, 0.80%, 12/25/34 (a)		35	33,200
Nationstar Agency Advance Funding Trust, Series 2013-T2A, Class AT2, 1.89%, 2/15/18 (b)		210	211,451
Nelnet Student Loan Trust:
Series 2006-1, Class A5, 0.40%, 8/23/27 (a)		130	127,474
Series 2008-3, Class A4, 1.94%, 11/25/24 (a)		135	143,725
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.46%, 6/25/35 (a)		103	101,767
Option One Mortgage Acceptance Corp. Asset Back Certificates, Series 2003-4, Class A2, 0.84%, 7/25/33 (a)		58	53,040
OZLM Funding Ltd., Series 2012-2A, Class A1, 2.21%, 10/30/23 (a)(b)		250	254,750
PFS Financing Corp.:
Series 2012-AA, Class A, 1.40%, 2/15/16 (a)(b)		110	110,719
Series 2013-AA, Class B, 1.30%, 2/16/16 (a)(b)		170	170,096
RAAC Trust, Series 2005-SP2, Class 2A, 0.50%, 6/25/44 (a)		210	183,249
RASC Trust, Series 2003-KS5, Class AIIB, 0.78%, 7/25/33 (a)		29	22,653
Santander Drive Auto Receivables Trust:
Series 2011-S1A, Class B, 1.48%, 5/15/17 (b)		45	45,324
Series 2012-1, Class B, 2.72%, 5/16/16		55	56,353
Series 2012-1, Class C, 3.78%, 11/15/17		70	73,249
Series 2012-2, Class C, 3.20%, 2/15/18		160	166,370
Series 2012-3, Class B, 1.94%, 12/15/16-3/15/18		220	223,168
Series 2012-3, Class C, 3.01%, 4/16/18		215	223,167
Series 2012-4, Class C, 2.94%, 12/15/17		110	114,261

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro	RB	Revenue Bonds
LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced

JPY	Japanese Yen	USD	US Dollar

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	55

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

Series 2012-5, Class B, 1.56%, 8/15/18	USD	105	$106,025
Series 2012-5, Class C, 2.70%, 8/15/18		50	52,184
Series 2012-6, Class B, 1.33%, 5/15/17- 3/15/18		285	285,339
Series 2012-AA, Class B, 1.21%, 10/16/17 (b)		220	220,355
Series 2012-AA, Class C, 1.78%, 11/15/18 (b)		400	402,744
Series 2013-2, Class C, 1.95%, 3/15/19		330	329,848
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.48%, 4/25/35 (a)		18	17,059
Scholar Funding Trust:
Series 2011-A, Class A, 1.20%, 10/28/43 (a)(b)		105	104,907
Series 2013-A, Class A, 0.85%, 1/30/45 (a)(b)		370	368,187
SLM Student Loan Trust:
Series 2004-B, Class A2, 0.48%, 6/15/21 (a)		154	151,522
Series 2008-5, Class A4, 2.00%, 7/25/23 (a)		125	131,791
Series 2011-C, Class A2B, 4.54%, 10/17/44 (b)		100	112,350
Series 2012-A, Class A1, 1.60%, 8/15/25 (a)(b)		76	77,526
Series 2012-A, Class A2, 3.83%, 1/17/45 (b)		100	109,473
Series 2012-C, Class A1, 1.30%, 8/15/23 (a)(b)		134	135,285
Series 2012-C, Class A2, 3.31%, 10/15/46 (b)		265	282,903
Series 2012-D, Class A2, 2.95%, 2/15/46 (b)		310	325,848
Series 2012-E, Class A1, 0.95%, 10/16/23 (a)(b)		122	122,843
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.50%, 1/25/35 (a)		81	71,035
Vibrant CLO Ltd., Series 2012-1A, Class A1, 1.79%, 7/17/24 (a)(b)		500	503,555
World Financial Network Credit Card Master Trust:
Series 2012-C, Class A, 2.23%, 8/15/22		220	226,542
Series 2012-D, Class A, 2.15%, 4/17/23		265	269,474

Total Asset-Backed Securities – 14.5%			11,358,928

Corporate Bonds	Par (000)		Value

Auto Components – 0.1%
BorgWarner, Inc., 4.63%, 9/15/20		65	71,507

Automobiles – 0.1%
Ford Motor Co., 4.75%, 1/15/43		111	103,308

Beverages – 0.2%
Pernod-Ricard SA, 4.45%, 1/15/22 (b)		150	164,746

Capital Markets – 0.5%
The Goldman Sachs Group, Inc.:
5.75%, 1/24/22		95	110,459
3.63%, 1/22/23		315	317,215
Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (c)(d)		150	–

			427,674

Commercial Banks – 0.9%
Canadian Imperial Bank of Commerce, 2.60%, 7/02/15 (b)		135	141,183

Corporate Bonds	Par (000)		Value

Commercial Banks (concluded)
Commerzbank AG, 6.38%, 3/22/19	EUR	100	$134,267
HSBC Bank Brasil SA – Banco Multiplo, 4.00%, 5/11/16 (b)	USD	330	342,787
Wells Fargo & Co., 3.45%, 2/13/23		111	111,746

			729,983

Containers & Packaging – 0.2%
Rock Tenn Co., 4.00%, 3/01/23		125	126,411

Diversified Financial Services – 4.5%
Bank of America Corp.:
6.50%, 8/01/16		55	63,343
3.88%, 3/22/17		120	129,091
2.00%, 1/11/18		280	278,668
5.65%, 5/01/18		610	705,652
5.70%, 1/24/22		255	298,692
3.30%, 1/11/23		120	118,327
Citigroup, Inc.:
4.59%, 12/15/15		658	713,252
4.45%, 1/10/17		50	55,047
Ford Motor Credit Co. LLC, 6.63%, 8/15/17		100	116,622
General Electric Capital Corp., 3.10%, 1/09/23		170	168,311
JPMorgan Chase & Co.:
3.25%, 9/23/22		69	68,893
3.20%, 1/25/23		130	129,790
Novus USA Trust, Series 2013-1, 1.59%, 2/28/14 (a)(b)		250	250,000
Tiers Trust, Series 2012-01, 2.04%, 5/12/14 (a)(b)		449	449,561

			3,545,249

Diversified Telecommunication Services – 0.6%
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		104	113,620
Level 3 Financing, Inc., 8.13%, 7/01/19		105	115,500
Sprint Capital Corp., 6.88%, 11/15/28		47	48,058
Verizon Communications, Inc., 3.85%, 11/01/42		210	181,627

			458,805

Electric Utilities – 1.7%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		13	17,273
5.95%, 12/15/36		56	63,503
Duke Energy Carolinas LLC, 4.25%, 12/15/41		75	76,884
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20		230	260,763
Florida Power & Light Co., 5.95%, 2/01/38		225	292,374
Georgia Power Co., 3.00%, 4/15/16		190	202,478
Jersey Central Power & Light Co., 7.35%, 2/01/19		55	70,048
MidAmerican Energy Holdings Co., 5.95%, 5/15/37		250	308,079
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (b)		60	62,959

			1,354,361

Energy Equipment & Services – 1.0%
Transocean, Inc.:
5.05%, 12/15/16		135	149,998
2.50%, 10/15/17		215	217,721
6.00%, 3/15/18		394	446,246

			813,965

Food Products – 0.2%
Kraft Foods Group, Inc., 5.00%, 6/04/42		91	97,572

56	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Food Products (concluded)
Mondelez International, Inc., 6.50%, 8/11/17	USD	75	$90,558

			188,130

Health Care Equipment & Supplies – 0.5%
Boston Scientific Corp.:
6.25%, 11/15/15		280	314,028
6.00%, 1/15/20		60	70,132

			384,160

Health Care Providers & Services – 0.9%
Coventry Health Care, Inc., 5.45%, 6/15/21		98	115,498
HCA, Inc., 7.25%, 9/15/20		225	248,906
Tenet Healthcare Corp.:
6.25%, 11/01/18		110	122,100
8.88%, 7/01/19		70	78,750
UnitedHealth Group, Inc., 3.38%, 11/15/21		35	36,950
WellPoint, Inc., Series A, 3.70%, 8/15/21		66	69,701

			671,905

Household Products – 0.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.88%, 8/15/19		200	220,500
6.88%, 2/15/21		130	138,450

			358,950

Insurance – 1.8%
Allianz Finance II BV, 5.75%, 7/08/41 (a)	EUR	200	285,870
American International Group, Inc.:
3.80%, 3/22/17	USD	190	205,594
5.45%, 5/18/17		85	97,370
4.88%, 6/01/22		187	211,551
AXA SA, 5.25%, 4/16/40 (a)	EUR	100	132,465
Lincoln National Corp., 7.00%, 6/15/40	USD	20	26,346
Manulife Financial Corp., 3.40%, 9/17/15		90	94,674
Prudential Financial, Inc.:
4.75%, 9/17/15		136	148,167
5.38%, 6/21/20		110	129,733
4.50%, 11/15/20		110	123,635

			1,455,405

Media – 2.4%
CBS Corp.:
4.63%, 5/15/18		35	39,112
8.88%, 5/15/19		80	106,850
5.75%, 4/15/20		60	70,646
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		75	113,653
Comcast Corp.:
5.88%, 2/15/18		152	183,373
4.65%, 7/15/42		146	148,578
COX Communications, Inc.:
3.25%, 12/15/22 (b)		222	225,527
8.38%, 3/01/39 (b)		150	222,205
4.70%, 12/15/42 (b)		56	55,114
NBCUniversal Media LLC:
5.15%, 4/30/20		246	291,550
4.38%, 4/01/21		30	33,755
Time Warner Cable, Inc., 4.50%, 9/15/42		176	159,988
Time Warner, Inc., 4.70%, 1/15/21		50	56,381
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		150	159,750

			1,866,482

Corporate Bonds	Par (000)	Value

Metals & Mining – 0.6%
Freeport-McMoRan Copper & Gold, Inc.:
3.10%, 3/15/20 (b)	USD 137	$137,458
3.55%, 3/01/22	50	49,700
3.88%, 3/15/23 (b)	83	83,240
5.45%, 3/15/43 (b)	9	8,895
Novelis, Inc., 8.75%, 12/15/20	145	163,487

		442,780

Multiline Retail – 0.3%
Macy’s Retail Holdings, Inc.:
7.45%, 7/15/17	120	147,518
2.88%, 2/15/23	125	120,975

		268,493

Multi-Utilities – 0.2%
Dominion Resources, Inc., 1.95%, 8/15/16	145	149,529

Oil, Gas & Consumable Fuels – 3.0%
Anadarko Petroleum Corp., 5.95%, 9/15/16	174	200,293
CONSOL Energy, Inc., 8.25%, 4/01/20	16	17,720
Energy Transfer Partners LP:
3.60%, 2/01/23	90	89,561
6.50%, 2/01/42	152	173,679
Enterprise Products Operating LLC, 4.45%, 2/15/43	55	52,888
Laredo Petroleum, Inc., 7.38%, 5/01/22	70	76,650
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19 (b)	130	132,925
MEG Energy Corp.:
6.50%, 3/15/21 (b)	235	250,275
6.38%, 1/30/23 (b)	40	41,600
Murphy Oil Corp.:
2.50%, 12/01/17	125	125,519
4.00%, 6/01/22	29	28,913
3.70%, 12/01/22	174	169,042
5.13%, 12/01/42	20	18,686
Noble Holding International Ltd., 3.95%, 3/15/22	55	56,635
Peabody Energy Corp.:
6.00%, 11/15/18	12	12,750
6.25%, 11/15/21	78	81,120
Pride International, Inc., 6.88%, 8/15/20	55	68,953
Range Resources Corp.:
7.25%, 5/01/18	185	192,400
5.75%, 6/01/21	25	26,813
Valero Energy Corp., 6.63%, 6/15/37	21	25,588
Western Gas Partners LP:
5.38%, 6/01/21	240	271,452
4.00%, 7/01/22	59	61,033
The Williams Cos., Inc.:
7.88%, 9/01/21	104	132,890
3.70%, 1/15/23	90	89,344

		2,396,729

Paper & Forest Products – 0.6%
International Paper Co.:
4.75%, 2/15/22	324	364,702
6.00%, 11/15/41	75	87,261

		451,963

Pharmaceuticals – 0.4%
Teva Pharmaceutical Finance Co. BV:
3.65%, 11/10/21	45	47,889
2.95%, 12/18/22	138	138,356

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	57

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Pharmaceuticals (concluded)
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	USD	110	$117,062

			303,307

Real Estate Investment Trusts (REITs) – 0.4%
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/01/20		30	30,100
4.75%, 6/01/21		65	72,237
Vornado Realty LP, 5.00%, 1/15/22		165	182,791

			285,128

Real Estate Management & Development – 0.1%
Realogy Group LLC, 7.88%, 2/15/19 (b)		90	98,550

Road & Rail – 0.2%
Burlington Northern Santa Fe LLC, 3.00%, 3/15/23		134	135,025

Software – 0.1%
First Data Corp., 7.38%, 6/15/19 (b)		50	53,188

Specialty Retail – 0.2%
QVC, Inc.:
7.50%, 10/01/19 (b)		90	99,464
4.38%, 3/15/23 (b)		5	5,055
5.95%, 3/15/43 (b)		20	19,916

			124,435

Thrifts & Mortgage Finance – 0.4%
Radian Group, Inc., 5.38%, 6/15/15		340	345,100

Trading Companies & Distributors – 0.3%
United Rentals North America, Inc., 7.63%, 4/15/22		180	201,150

Wireless Telecommunication Services – 1.5%
America Movil SAB de CV, 2.38%, 9/08/16		205	210,878
CC Holdings GS V LLC, 3.85%, 4/15/23 (b)		89	89,664
Cricket Communications, Inc., 7.75%, 5/15/16		110	114,813
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		385	471,008
MetroPCS Wireless, Inc., 7.88%, 9/01/18		3	3,278
SBA Tower Trust, 5.10%, 4/15/42 (b)		80	89,980
Sprint Nextel Corp., 9.00%, 11/15/18 (b)		190	234,887

			1,214,508

Total Corporate Bonds – 24.4%			19,190,926

Floating Rate Loan Interests (a) – 0.2%	Par (000)		Value

Hotels, Restaurants & Leisure – 0.2%
Motel 6, Loan,10.00%, 10/15/17		150	150,000

Foreign Agency Obligations	Par (000)		Value

Caixa Economica Federal:
2.38%, 11/06/17 (b)		150	145,725
3.50%, 11/07/22 (b)		150	143,250
DP World Sukuk Ltd., 6.25%, 7/02/17		300	335,250
Eksportfinans ASA, 5.50%, 5/25/16		155	161,009
Hydro-Quebec:
8.40%, 1/15/22		170	242,704
8.05%, 7/07/24		445	649,885
Kreditanstalt fuer Wiederaufbau, 1.38%, 7/15/13		160	160,464
Nexen, Inc.:
5.88%, 3/10/35		10	12,077

Foreign Agency Obligations	Par (000)		Value

6.40%, 5/15/37	USD	55	$71,050
7.50%, 7/30/39		140	203,548
Petrobras International Finance Co., 3.88%, 1/27/16		330	345,340

Total Foreign Agency Obligations – 3.1%			2,470,302

Foreign Government Obligations	Par (000)		Value

Argentina – 0.0%
Republic of Argentina, 2.50%, 12/31/38 (e)		95	29,688

Brazil – 0.1%
Federative Republic of Brazil, 7.13%, 1/20/37		50	69,375

Germany – 1.6%
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	EUR	875	1,216,721

Italy – 0.7%
Buoni Poliennali Del Tesoro:
4.75%, 6/01/17		60	80,832
5.25%, 8/01/17		345	474,724

			555,556

Mexico – 0.4%
United Mexican States:
5.63%, 1/15/17	USD	90	103,500
5.13%, 1/15/20		190	222,490

			325,990

Poland – 0.1%
Republic of Poland, 6.38%, 7/15/19		60	73,713

Russia – 0.5%
Russian Federation, 7.50%, 3/31/30 (e)		329	408,013

South Africa – 0.2%
Republic of South Africa, 5.50%, 3/09/20		140	159,950

Turkey – 0.2%
Republic of Turkey, 7.00%, 3/11/19		100	120,750

Total Foreign Government Obligations – 3.8%			2,959,756

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations – 2.2%
Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 9/25/37		618	483,528
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA5, Class 2A1, 0.40%, 4/25/46 (a)		106	72,255
Series 2006-OA5, Class 3A1, 0.40%, 4/25/46 (a)		175	134,529
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 1A1, 2.73%, 3/27/37 (a)(b)		88	84,848
Series 2011-2R, Class 2A1, 2.63%, 7/27/36 (a)(b)		295	289,598
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RMP1, Class A2, 0.35%, 12/25/36 (a)		134	103,262
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 3A1, 2.60%, 8/25/35 (a)		77	72,456

58	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.00%, 11/25/34 (a)	USD	38	$37,012
IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 3.25%, 11/25/37 (a)		142	129,995
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 6/25/21		19	18,641
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		18	18,136
Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A1, 0.42%, 2/25/46 (a)		130	63,057
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 5.17%, 4/25/47 (a)		307	238,512

			1,745,829

Commercial Mortgage-Backed Securities – 9.5%
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AAB, 5.38%, 9/10/47		217	227,392
Series 2007-1, Class AMFX, 5.48%, 1/15/49		15	16,490
Series 2007-3, Class A4, 5.80%, 6/10/49 (a)		290	332,077
Series 2007-3, Class AM, 5.80%, 6/10/49 (a)		100	113,665
Banc of America Large Loan Trust, Series 2010-HLTN, Class HLTN, 2.50%, 11/15/15 (a)(b)		588	591,426
Banc of America Re-REMIC Trust, Series 2010-UB4, Class A4A, 5.01%, 12/20/41 (a)(b)		190	197,917
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (a)		30	33,014
Series 2007-PW17, Class A3, 5.74%, 6/11/50		186	194,935
Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AJ, 4.96%, 5/15/43 (a)		170	178,308
Commercial Mortgage Pass-Through Certificates:
Series 2006-C8, Class AM, 5.35%, 12/10/46		110	123,275
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		100	111,981
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (b)		110	112,745
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		20	20,632
Credit Suisse Mortgage Capital Certificates, Series 2010-RR2, Class 2A, 5.76%, 9/15/39 (a)(b)		250	287,294
Deutsche Bank ReREMIC Trust, Series 2012-EZ1, Class A, 0.95%, 9/25/45 (b)		377	377,634
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (b)		100	101,138
FREMF Mortgage Trust, 3.74%, 4/25/45		80	78,203
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AJ, 5.87%, 7/10/38 (a)		70	70,201
Series 2007-GG11, Class A4, 5.74%, 12/10/49		50	57,741
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (a)		130	147,078

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
Series 2007-GG9, Class AM, 5.48%, 3/10/39	USD	40	$44,120
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.44%, 12/10/27 (a)(b)		180	160,470
GS Mortgage Securities Trust:
Series 2006-GG8, Class AJ, 5.62%, 11/10/39		150	146,674
Series 2006-GG8, Class AM, 5.59%, 11/10/39		40	45,065
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class C, 4.30%, 12/15/47 (a)		80	81,461
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (a)		110	118,645
Series 2007-CB18, Class A3, 5.45%, 6/12/47		75	77,325
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (a)		188	204,017
LB-UBS Commercial Mortgage Trust:
Series 2005-C2, Class AJ, 5.21%, 4/15/30 (a)		75	79,176
Series 2007-C7, Class A3, 5.87%, 9/15/45 (a)		100	115,098
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AJ, 5.27%, 11/12/37 (a)		100	107,048
Morgan Stanley, Series 2007-XLC1, Class A2 0.47%, 7/17/17 (a)		33	32,202
Morgan Stanley Capital I Trust:
Series 2007-HQ12, Class A2FX, 5.59%, 4/12/49 (a)		136	141,241
Series 2007-HQ12, Class AM, 5.57%, 4/12/49 (a)		190	207,324
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		60	66,681
Series 2007-IQ15, Class AM, 6.09%, 6/11/49 (a)		110	121,558
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		51	51,466
Morgan Stanley ReREMIC Trust:
Series 2009-IO, Class B, 4.19%, 7/17/56 (b)(f)		150	140,205
Series 2011-IO, Class A, 2.50%, 3/23/51 (b)		107	108,070
Series 2012-IO, Class AXB1, 1.00%, 12/01/42		84	84,001
Series 2012-IO, Class AXB2, 1.00%, 12/01/42		100	96,714
Series 2012-XA, Class A, 2.00%, 7/27/49 (b)		137	139,202
Motel 6 Trust, Series 2012-MTL6, Class B, 2.74%, 10/05/25 (b)		115	115,494
Queens Center Mortgage Trust, Series 2013-QCA, Class D, 3.47%, 1/11/37 (a)(b)		240	223,055
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.93%, 2/16/51 (a)(b)		380	437,692
S2 Hospitality LLC, Series 2012-LV1, Class A, 4.50%, 4/15/25 (b)		73	73,323
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (b)		181	179,283
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 5.93%, 2/15/51 (a)		280	320,987
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (b)		205	205,503

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	59

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A4, 3.04%, 3/15/45	USD	135	$138,143

			7,434,389

Interest Only Commercial Mortgage-Backed Securities – 1.4%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36 (a)(b)		1,760	106,864
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR1, Class XA, 2.25%, 5/15/45 (a)		1,108	151,877
Series 2013-LC6, Class XA, 1.96%, 1/10/46 (a)		1,756	194,038
GS Mortgage Securities Corp. II:
Series 2013-GC10, Class XA, 1.79%, 2/10/46 (a)		1,356	163,927
Series 2013-KYO, Class XB1, 3.25%, 11/08/29 (a)(b)		1,000	69,900
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class XA, 2.04%, 6/15/45 (a)		989	112,917
Morgan Stanley Capital I Trust, Series 2012-C4, Class XA, 2.69%, 3/15/45 (a)(b)		981	140,649
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class XA, 1.85%, 12/15/45 (a)(b)		1,136	139,777

			1,079,949

Total Non-Agency Mortgage-Backed Securities – 13.1%			10,260,167

Other Interests	Beneficial Interest (000)

Capital Markets – 0.0%
Lehman Brothers Holdings Capital Trust VII (c)(d)		55	–
Lehman Brothers Holdings, Inc. (d)		325	–

Total Other Interests – 0.0%			–

Preferred Securities

Capital Trusts

Capital Markets – 0.0%
State Street Capital Trust IV, 1.28%, 6/01/77 (a)		20	16,075

Commercial Banks – 0.2%
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (a)		120	120,300

Electric Utilities – 0.1%
Electricite de France SA, 5.25%, 1/29/49 (a)(b)		100	99,344

Insurance – 0.8%
American International Group, Inc., 8.18%, 5/15/68 (a)		60	80,775
MetLife Capital Trust IV, 7.88%, 12/15/67 (b)		205	256,763
Prudential Financial, Inc., 5.88%, 9/15/42 (a)		181	192,765
Prudential Financial, Inc., 5.20%, 3/15/44 (a)		5	5,013
XL Group Plc, 6.50% (a)(g)		115	112,413

			647,729

Media – 0.1%
NBCUniversal Enterprise, Inc., 5.25% (b)(g)		100	101,010

Total Capital Trusts – 1.2%			984,458

Preferred Stock – 0.1%	Shares		Value

Insurance – 0.1%
The Allstate Corp. 5.25%, 1/15/53		2,165	$56,680

Trust Preferreds

Diversified Financial Services – 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40 (h)		3,417	97,692

Total Preferred Securities – 1.4%			1,138,830

Taxable Municipal Bonds	Par (000)		Value

New York City Municipal Water Finance Authority RB:
5.38%, 6/15/43	USD	95	109,866
5.50%, 6/15/43		115	134,097

Total Taxable Municipal Bonds – 0.3%			243,963

U.S. Government Sponsored Agency Securities	Par (000)		Value

Agency Obligations – 2.1%
Fannie Mae, 1.86%, 10/09/19 (f)		275	243,709
Federal Home Loan Bank, 5.63%, 6/13/16		550	636,725
FREMF Mortgage Trust:
Series 2012-K23, Class B, 3.66%, 10/25/45 (a)		80	80,410
Series 2012-K706, Class C, 4.02%, 11/25/44 (a)		35	35,713
Series 2012-K711, Class B, 3.56%, 8/25/45 (a)		90	92,013
Tennessee Valley Authority, 5.25%, 9/15/39		450	574,168

			1,662,738

Commercial Mortgage-Backed Securities – 0.5%
Freddie Mac:
Series K013, Class A2, 3.97%, 1/25/21 (a)		220	248,129
Series K025, Class A2, 2.68%, 10/25/22		145	148,970

			397,099

Interest Only Collateralized Mortgage Obligations – 0.2%
Fannie Mae:
Series 2011-123, Class CS, 6.41%, 10/25/41 (a)		532	66,557
Series 2012-94, Class IK, 4.00%, 9/25/42		476	64,490

			131,047

Interest Only Commercial Mortgage-Backed Securities – 0.3%
Freddie Mac:
Series K019, Class X1, 1.75%, 3/25/22 (a)		259	31,776
Series K023, Class X1, 1.32%, 8/25/22 (a)		679	66,382
Series K707, Class X1, 1.56%, 1/25/47 (a)		547	42,005
Series K710, Class X1, 1.78%, 5/25/19 (a)		439	40,798
Ginnie Mae, Series 2012-120, Class IO, 1.01%, 2/16/53 (a)		581	50,291

			231,252

Mortgage-Backed Securities – 64.2%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/27-4/01/28 (i)		521	540,605
2.96%, 3/01/41 (a)		55	57,407
3.00%, 2/01/28-4/01/43 (i)		7,106	7,345,400

60	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value

Mortgage-Backed Securities (concluded)
3.15%, 3/01/41 (a)	USD	106	$111,168
3.27%, 12/01/40 (a)		118	124,925
3.32%, 6/01/41 (a)		106	111,754
3.48%, 9/01/41 (a)		74	78,661
3.50%, 1/01/27-4/01/43 (i)		4,107	4,346,445
4.00%, 2/01/25-4/01/43 (i)		4,302	4,601,243
4.50%, 2/01/25-4/01/43 (i)		4,387	4,727,699
4.78%, 8/01/38 (a)		151	162,221
5.00%, 9/01/33-4/01/43 (i)		1,710	1,857,560
5.50%, 9/01/34-4/01/43 (i)		2,022	2,217,839
6.00%, 2/01/17-4/01/43 (i)		1,480	1,633,260
6.50%, 5/01/40		545	611,228
7.00%, 2/01/16		12	13,136
Freddie Mac Mortgage-Backed Securities:
3.00%, 3/01/43-4/01/43 (i)		925	950,489
3.03%, 2/01/41 (a)		125	131,821
3.50%, 11/01/42-4/01/43 (i)		6,588	6,929,672
4.00%, 10/01/40-4/01/43 (i)		2,853	3,032,965
4.50%, 10/01/41-4/01/43 (i)		2,385	2,550,953
4.84%, 4/01/38 (a)		160	170,218
5.00%, 3/01/38-4/01/43 (i)		891	958,795
5.50%, 4/01/38-4/01/43 (i)		1,059	1,147,186
6.00%, 6/01/35		105	115,530
Ginnie Mae Mortgage-Backed Securities:
3.50%, 4/15/43 (i)		100	106,922
4.00%, 9/15/40-4/15/43 (i)		1,131	1,227,520
4.50%, 5/20/41-4/15/43 (i)		2,427	2,666,830
5.00%, 4/15/43 (i)		1,500	1,631,250
5.50%, 5/20/36-4/15/43 (i)		317	347,404

			50,508,106

Total U.S. Government Sponsored Agency Securities – 67.3%			52,930,242

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Bonds:
2.75%, 8/15/42		235	218,036
3.13%, 2/15/43 (j)(k)		11,255	11,276,103
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		316	329,692
U.S. Treasury Notes:
0.25%, 2/28/15 (k)		2,494	2,494,195
0.25%, 3/31/15		90	90,007
0.38%, 3/15/16 (k)		2,620	2,621,637
0.75%, 2/28/18 (k)		305	304,929
1.00%, 11/30/19		2,053	2,031,990
1.63%, 11/15/22		650	638,473
2.00%, 2/15/23 (k)		4,400	4,455,686

Total U.S. Treasury Obligations – 31.1%			24,460,748

Total Long-Term Investments
(Cost – $122,890,418) – 159.2%			125,163,862

Short-Term Securities	Par (000)		Value

Borrowed Bond Agreements – 0.2%
Credit Suisse Group AG, (0.10)%, Open (Purchased on 2/01/13 to be repurchased at $364,391, collateralized by U.S. Treasury Notes, 0.75% to 2.00% due from 12/31/17 to 2/15/23, aggregate par and fair value of USD 819,000 and $827,213, respectively)	USD	184	$183,587

Total Short-Term Securities (Cost – $183,587) – 0.2%			183,587

Options Purchased			Value

(Cost – $388,449) – 0.5%			359,737

Total Investments Before Borrowed Bonds, Options Written and TBA Sale Commitments
(Cost – $123,462,454*) – 159.9%			125,707,186

Borrowed Bonds	Par (000)

U.S. Treasury Obligations – (1.1)%
U.S. Treasury Notes:
0.75%, 12/31/17		(190)	(190,252)
2.00%, 2/15/23		(629)	(636,961)

Total Borrowed Bonds
(Proceeds – $821,695) – (1.1)%			(827,213)

Options Written			Value

(Premiums Received – $ 7,976) – (0.0)%			(5,800)

TBA Sale Commitments (i)	Par (000)		Value

Fannie Mae Mortgage-Backed Securities:
3.50%, 4/01/28-4/01/43		2,000	(2,114,313)
4.00%, 4/01/28-4/01/43		2,900	(3,093,770)
6.00%, 7/01/42-4/01/43		700	(766,813)
3.00%, 4/01/43		3,100	(3,197,359)
4.50%, 4/01/43		1,700	(1,831,484)
5.00%, 4/01/43		700	(758,297)
5.50%, 4/01/43		1,300	(1,417,813)
Freddie Mac Mortgage-Backed Securities:
5.50%, 4/01/42		600	(649,758)
5.00%, 7/01/42		200	(215,094)
3.00%, 4/01/43		600	(616,125)
3.50%, 4/01/43		4,000	(4,209,219)
4.00%, 4/01/43		2,200	(2,338,188)
4.50%, 4/01/43		1,400	(1,497,563)
Ginnie Mae Mortgage-Backed Securities:
5.50%, 4/01/42		100	(109,453)
4.00%, 4/15/43		300	(326,965)
4.50%, 4/15/43		1,100	(1,203,984)
5.00%, 4/15/43		700	(761,250)

Total TBA Sale Commitments (Proceeds – $25,055,704) – (31.9)%
			(25,107,448)

Total Investments Net of Borrowed Bonds, Options Written and TBA Sale Commitments – 126.9%			99,766,725
Liabilities in Excess of Other Assets – (26.9)%			(21,169,125)

Net Assets – 100.0%			$78,597,600

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	61

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Notes to Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$123,486,955

Gross unrealized appreciation	$2,248,943
Gross unrealized depreciation	(28,712)

Net unrealized appreciation	$2,220,231

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Non-income producing security.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(i)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America Corp.	–	$ 539
Barclays Plc	$107,858	$ 391
BNP Paribas SA	$5,937	$ (320)
Citigroup, Inc.	$(321,859)	$ (195)
Credit Suisse Group AG	$(1,967,312)	$ (7,496)
Deutsche Bank AG	$4,157,094	$ (1,465)
Goldman Sachs Group, Inc.	$647,934	$ 27
JPMorgan Chase & Co.	$2,812,254	$ 9,004
Morgan Stanley	$(319,828)	$ (422)

(j)	All or a portion of security has been pledged as collateral in connection with swaps.
(k)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—	Reverse repurchase agreements outstanding as of March 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest

Deutsche Bank AG	0.00%	10/24/12	12/31/22	$83,138	$83,138
Bank of America Corp.	0.03%	3/28/13	4/01/13	305,381	305,382
Bank of America Corp.	0.18%	3/28/13	4/01/13	2,494,000	2,494,050
Credit Suisse Group AG	(0.05)%	3/28/13	4/01/13	3,832,279	3,832,257
Deutsche Bank AG	0.11%	3/28/13	4/01/13	2,623,275	2,623,307
Morgan Stanley	0.25%	3/28/13	4/01/13	8,080,000	8,080,224

Total				$17,418,073	$17,418,358

—	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

8	Euro Dollar Futures	Chicago Mercantile	June 2013	USD	1,993,400	$ (90)
14	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2013	USD	2,022,563	8,717
39	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2013	USD	8,597,672	1,728
59	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2013	USD	7,319,227	17,026
8	Euro Dollar Futures	Chicago Mercantile	September 2013	USD	1,992,600	(133)
8	Euro Dollar Futures	Chicago Mercantile	December 2013	USD	1,992,000	(133)
9	Euro Dollar Futures	Chicago Mercantile	March 2014	USD	2,240,550	(212)
1	Euro Dollar Futures	Chicago Mercantile	December 2014	USD	248,638	824

62	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Total Return Portfolio

—	Financial futures contracts as of March 31, 2013 were as follows: (concluded)

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

9	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	2,236,275	$6,053
9	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	2,234,363	2,553
(34)	Euro-Bund	Eurex	June 2013	USD	6,340,629	(16,916)
(60)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2013	USD	7,919,062	(64,678)
(47)	Ultra Treasury Bonds	Chicago Board of Trade	June 2013	USD	7,406,906	(64,183)
(8)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	1,976,000	(1,067)
(8)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	1,972,700	(1,094)
(8)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	1,969,200	(1,163)
(8)	Euro Dollar Futures	Chicago Mercantile	March 2017	USD	1,965,700	(1,173)

Total						$(113,941)

—	Foreign currency exchange contracts as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	215,559	USD	289,335	Bank of New York Mellon Corp.	4/23/13	$(12,974)
EUR	320,000	USD	434,235	Deutsche Bank AG	4/23/13	(23,973)
EUR	468,000	USD	607,692	UBS AG	4/23/13	(7,684)
USD	2,439,808	EUR	1,831,000	Citigroup, Inc.	4/23/13	92,342
USD	382,666	EUR	292,000	Royal Bank of Scotland Group Plc	4/23/13	8,303
USD	408,448	EUR	307,000	Royal Bank of Scotland Group Plc	4/23/13	14,853
USD	203,720	EUR	153,000	UBS AG	4/23/13	7,563
USD	204,634	EUR	160,000	Citigroup, Inc.	6/19/13	(587)

Total						$77,843

—	Exchange-traded options purchased as of March 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

U.S. Treasury Bonds (30 Year)	Put	USD	142.00	4/01/13	22	$344
Euro Dollar (2 Year) Mid-Curve	Put	USD	98.75	9/13/13	65	6,500
Euro Dollar (2 Year) Mid-Curve	Put	USD	99.25	9/13/13	24	9,000

Total						$15,844

—	Over-the-counter interest rate swaptions purchased as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

10-Year Interest Rate Swap	Citigroup, Inc.	Call	2.42%	Receive	3-month LIBOR	3/07/14	USD	5,900	$192,698
20-Year Interest Rate Swap	Citigroup, Inc.	Put	1.88%	Pay	6-month JPY LIBOR	11/18/13	JPY	65,520	9,261
10-Year Interest Rate Swap	Citigroup, Inc.	Put	2.42%	Pay	3-month LIBOR	3/07/14	USD	5,900	141,934

Total									$343,893

—	Exchange-traded options written as of March 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Euro Dollar (3 Year) Mid-Curve	Put	USD	98.13	9/13/13	32	$(5,800)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	63

Schedule of Investments (continued)	BlackRock Total Return Portfolio

—	Credit default swaps - buy protection outstanding as of March 31, 2013 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Eastman Chemical Co.	0.68%	Morgan Stanley	9/20/13	USD	285	$(861)
Radian Group, Inc.	5.00%	Citibank, N.A.	6/20/15	USD	340	(27,922)
CDX.NA.HY Series 19 Version 1	5.00%	Credit Suisse Group AG	12/20/17	USD	430	(17,236)

Total						$(46,019)

—	Credit default swaps - sold protection outstanding as of March 31, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

CDX.NA.HY Series 19 Version 1	5.00%	Credit Suisse Group AG	12/20/17	B+	USD	548	$27,018
CMBX.NA Series 2 AM	0.50%	Deutsche Bank AG	3/15/49	A-	USD	130	12,126
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB-	USD	50	2,155

Total							$41,299

[1]	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Interest rate swaps outstanding as of March 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.56%[1]	3-month LIBOR	Deutsche Bank AG	7/02/14	USD	3,500	$(10,363)
2.57%[2]	3-month LIBOR	Deutsche Bank AG	10/27/20	USD	200	16,406
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	210	(28,163)
3.25%[1]	3-month LIBOR	UBS AG	7/05/21	USD	300	(38,191)
1.75%[2]	3-month LIBOR	Citigroup, Inc.	12/14/22	USD	100	(1,516)
2.89%[1]	3-month LIBOR	Citigroup, Inc.	1/14/43	USD	1,140	18,633
3.01%[1]	3-month LIBOR	Bank of America Corp.	2/06/43	USD	195	(1,407)
3.02%[1]	3-month LIBOR	Credit Suisse Group AG	2/06/43	USD	222	(1,740)
3.00%[1]	3-month LIBOR	JPMorgan Chase & Co.	2/11/43	USD	700	(3,049)
3.03%[1]	3-month LIBOR	Credit Suisse Group AG	2/19/43	USD	200	(1,883)

Total						$(51,273)

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.

—	Total return swaps outstanding as of March 31, 2013 were as follows:

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citigroup, Inc.	1/12/41	USD	195	$(3,910)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citigroup, Inc.	1/12/41	USD	130	882
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Group, Inc.	1/12/41	USD	65	61
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase & Co.	1/12/41	USD	260	2,723
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse Group AG	1/12/43	USD	90	(125)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Group, Inc.	1/12/43	USD	90	(42)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase & Co.	1/12/43	USD	181	1,803

Total						$1,392

[1]	Fund pays the floating rate and receives the total return of the reference entity.
[2]	Fund pays the total return of the reference entity and receives the floating rate.

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

64	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Total Return Portfolio

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$8,486,251	$2,872,677	$11,358,928
Corporate Bonds	–	18,491,365	699,561	19,190,926
Floating Rate Loan Interests	–	–	150,000	150,000
Foreign Agency Obligations	–	2,470,302	–	2,470,302
Foreign Government Obligations	–	2,959,756	–	2,959,756
Non-Agency Mortgage-Backed Securities	–	9,326,935	933,232	10,260,167
Preferred Securities	$154,372	984,458	–	1,138,830
Taxable Municipal Bonds	–	243,963	–	243,963
U.S. Government Sponsored Agency Securities	–	52,930,242	–	52,930,242
U.S. Treasury Obligations	–	24,460,748	–	24,460,748
Short-Term Securities:
Borrowed Bond Agreements	–	183,587	–	183,587
Options Purchased:
Equity Contracts	344	–	–	344
Interest Rate Contracts	15,500	343,893	–	359,393
Liabilities:
Investments:
Borrowed Bonds	–	(827,213)	–	(827,213)
TBA Sale Commitments	–	(25,107,448)	–	(25,107,448)

Total	$170,216	$94,946,839	$4,655,470	$99,772,525

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$41,299	–	$41,299
Foreign currency exchange contracts	–	123,061	–	123,061
Interest rate contracts	$36,901	35,039	–	71,940
Other contracts	–	5,469	–	5,469
Liabilities:
Credit contracts	–	(46,019)	–	(46,019)
Equity contracts	(5,800)	–	–	(5,800)
Foreign currency exchange contracts	–	(45,218)	–	(45,218)
Interest rate contracts	(150,842)	(86,312)	–	(237,154)
Other contracts	–	(4,077)	–	(4,077)

Total	$(119,741)	$23,242	–	$(96,499)

[1]

Derivative financial instruments are swaps, foreign currency exchange contracts, financial futures contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	65

Schedule of Investments (concluded)	BlackRock Total Return Portfolio

—

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized as within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$1,654,764	–	–	$1,654,764
Foreign currency at value	12,560	–	–	12,560
Liabilities:
Reverse repurchase agreements	–	$(17,418,073)	–	(17,418,073)

Total	$1,667,324	$(17,418,073)	–	$(15,750,749)

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	US Government Sponsored Agency Securities	Total

Assets:
Opening Balance, as of December 31, 2012	$2,424,893	$450,122	$150,000	$1,051,518	$156,080	$4,232,613
Transfers into Level 3[2]	500,000	–	–	199,375	–	699,375
Transfers out of Level 3[2]	(619,902)	–	–	(606,741)	(156,080)	(1,382,723)
Accrued discounts/premiums	87	(9)	–	337	–	415
Net realized gain (loss)	–	–	–	1,536	–	1,536
Net change in unrealized appreciation/depreciation[3]	1,974	(554)	–	(15,894)	–	(14,474)
Purchases	745,571	250,002	–	344,078	–	1,339,651
Sales	(179,946)	–	–	(40,977)	–	(220,923)

Closing Balance, as of March 31, 2013	$2,872,677	$699,561	$150,000	$933,232	–	$4,655,470

[2]

Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of December 31, 2012, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2013, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $1,382,723 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of March 31, 2013 was $(14,474).

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

66	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

HLSS Servicer Advance Receivables Backed Notes:
Series 2013-T1, Class A1, 0.90%, 1/15/14 (a)	USD	1,367	$1,368,367
Series 2013-T1, Class A2, 1.50%, 1/16/46 (a)		262	263,782

Total Asset-Backed Securities – 1.8%			1,632,149

Corporate Bonds	Par (000)		Value

Commercial Banks – 6.5%
Bank of Scotland Plc, 5.25%, 2/21/17 (a)		150	171,708
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (a)		1,800	1,905,480
The Toronto-Dominion Bank:
2.20%, 7/29/15 (a)		2,100	2,178,960
1.63%, 9/14/16 (a)		1,785	1,834,623

			6,090,771

Diversified Financial Services – 0.1%
Northern Rock Asset Management Plc, 5.63%, 6/22/17 (a)		100	115,888

Thrifts & Mortgage Finance – 0.4%
Cie de Financement Foncier SA, 2.50%, 9/16/15 (a)		400	414,707

Total Corporate Bonds – 7.0%			6,621,366

Foreign Agency Obligations	Par (000)		Value

Bank Nederlandse Gemeenten, 1.75%, 10/06/15 (a)		1,000	1,027,400
Hydro-Quebec:
8.40%, 1/15/22		225	321,226
8.05%, 7/07/24		590	861,645
Kreditanstalt fuer Wiederaufbau, 1.38%, 7/15/13		220	220,638
Landwirtschaftliche Rentenbank, 4.13%, 7/15/13		45	45,496

Total Foreign Agency Obligations – 2.6%			2,476,405

Foreign Government Obligations	Par (000)		Value

Qatar – 0.3%
Qatar Government International Bond, 4.00%, 1/20/15		260	274,040

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities – 1.4%
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class XA, 1.95%, 12/10/45 (b)	USD	5,409	$654,761
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class XA, 1.85%, 12/15/45 (a)(b)		5,458	671,757

			1,326,518

Total Non-Agency Mortgage-Backed Securities – 1.4%			1,326,518

U.S. Government Sponsored Agency Securities	Par (000)		Value

Agency Obligations – 4.8%
Fannie Mae:
0.65%, 3/28/16		1,900	1,902,067
1.63%, 10/26/15		2,265	2,335,634
1.86%, 10/09/19 (c)		360	319,037

			4,556,738

Commercial Mortgage-Backed Securities – 2.5%
Freddie Mac, Series K013, Class A2, 3.97%, 1/25/21 (b)		2,060	2,323,394

Interest Only Commercial Mortgage-Backed Securities – 1.8%
Freddie Mac:
Series K023, Class X1, 1.32%, 8/25/22 (b)		13,883	1,356,848
Series K024, Class X1, 0.79%, 9/25/22 (b)		2,278	153,717
Series K025, Class X1, 0.90%, 10/25/22 (b)		2,899	201,541
Ginnie Mae:
Series 2002-83, Class IO, 0.20%, 10/16/42 (b)		6,343	1,434
Series 2003-109, Class IO, 0.02%, 11/16/43 (b)		5,261	4,509
Series 2003-17, Class IO, 0.09%, 3/16/43 (b)		4,718	703
Series 2004-9, Class IO, 0.49%, 3/16/34 (b)		3,868	33,245

			1,751,997

Mortgage-Backed Securities – 150.5%
Fannie Mae Mortgage-Backed Securities:
2.50%, 12/01/27-4/01/28 (d)		1,698	1,761,900
2.96%, 3/01/41 (b)		109	114,814
3.00%, 9/01/27-4/01/43 (d)		31,418	32,405,931
3.15%, 3/01/41 (b)		159	166,752
3.27%, 12/01/40 (b)		155	163,791

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	67

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value

Mortgage-Backed Securities (concluded)
3.32%, 6/01/41 (b)	USD	212	$223,507
3.48%, 9/01/41 (b)		149	157,321
3.50%, 1/01/27-4/01/43 (d)		16,310	17,238,282
4.00%, 2/01/25-4/01/43 (d)		12,334	13,171,689
4.50%, 6/01/26-4/01/43 (d)		16,283	17,552,151
5.00%, 4/01/28-12/01/35 (d)		2,988	3,238,981
5.50%, 11/01/21-4/01/43 (d)		2,881	3,156,940
6.00%, 4/01/35-4/01/43 (d)		8,357	9,172,128
6.50%, 5/01/40		1,534	1,720,257
Freddie Mac Mortgage-Backed Securities:
3.00%, 3/01/43-4/01/43 (d)		2,315	2,378,118
3.03%, 2/01/41 (b)		187	197,731
3.50%, 11/01/42-4/01/43 (d)		4,778	5,030,242
4.00%, 9/01/40-4/01/43 (d)		5,215	5,541,975
4.50%, 10/01/41-4/01/43 (d)		3,248	3,474,058
5.00%, 3/01/38		1,444	1,555,135
5.50%, 4/01/38-1/01/40		535	579,262
8.00%, 3/01/30-6/01/31		23	25,354
Ginnie Mae Mortgage-Backed Securities:
2.90%, 1/15/42		301	312,612
3.00%, 6/15/42-4/15/43 (d)		750	783,791
3.25%, 9/15/42		125	130,748
3.50%, 9/15/42-4/15/43 (d)		7,528	8,087,667
3.75%, 9/15/42		168	181,288
3.99%, 11/15/40		101	108,956
4.00%, 9/15/40-4/15/43 (d)		1,664	1,808,403
4.25%, 8/15/41		130	142,288
4.50%, 5/20/41-4/15/43 (d)		7,808	8,598,977
5.00%, 4/15/43 (d)		2,400	2,612,969

			141,794,018

Total U.S. Government Sponsored Agency Securities – 159.6%			150,426,147

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Bonds, 3.13%, 2/15/43		4,450	4,458,344
U.S. Treasury Notes:
0.25%, 11/30/14		1,315	1,315,514
0.63%, 11/30/17		8,460	8,431,583
0.75%, 2/28/18		7,370	7,368,275
1.00%, 11/30/19		361	357,306
1.63%, 11/15/22		1,154	1,133,535
2.00%, 2/15/23		1,015	1,027,846

Total U.S. Treasury Obligations – 25.6%			24,092,403

Total Long-Term Investments (Cost – $186,147,096) – 198.3%			186,849,028

Short-Term Securities	Shares		Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (e)(f)		3,368,590	$3,368,590

Total Short-Term Securities (Cost – $3,368,590) – 3.6%			3,368,590

Options Purchased			Value

(Cost – $634,637) – 0.6%			578,662

Total Investments Before Options Written and TBA Sale Commitments (Cost – $190,150,323*) – 202.5%			190,796,280

Options Written			Value

(Premiums Received – $ 187,828) – (0.2)%			(140,165)

TBA Sale Commitments (d)	Par (000)		Value

Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/28	USD	700	(726,141)
3.00%, 4/01/28		15,400	(15,885,652)
3.50%, 4/01/28-4/01/43		10,200	(10,775,031)
4.00%, 7/01/41		8,300	(8,848,579)
4.50%, 4/01/43		11,000	(11,850,782)
5.00%, 4/01/43		200	(216,656)
5.50%, 7/01/41		2,300	(2,508,438)
6.00%, 4/01/43		4,400	(4,819,375)
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/43		1,000	(1,026,875)
3.50%, 4/01/43		3,100	(3,262,145)
4.00%, 4/01/43		4,400	(4,676,375)
4.50%, 4/01/43		1,200	(1,283,625)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 4/15/43		900	(965,500)
4.00%, 4/15/43		1,600	(1,736,437)
4.50%, 4/15/43		6,400	(7,003,000)

Total TBA Sale Commitments (Proceeds – $75,395,832) – (80.2)%			(75,584,611)

Total Investments Net of Options Written and TBA Sale Commitments – 122.1%			115,071,504
Liabilities in Excess of Other Assets – (22.1)%			(20,837,413)

Net Assets – 100.0%			$94,234,091

Notes to Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$190,200,538

Gross unrealized appreciation	$651,716
Gross unrealized depreciation	(55,974)

Net unrealized appreciation	$595,742

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

68	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

(d)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America Corp.	$641,531	$1,313
Barclays Plc	$726,141	$(273)
BNP Paribas SA	$218,905	$(219)
Citigroup, Inc.	$(2,070,156)	$(11,641)
Credit Suisse Group AG	$2,570,582	$(17,465)
Deutsche Bank AG	$16,127,305	$(6,133)
Goldman Sachs Group, Inc.	$(870,316)	$(11,105)
JPMorgan Chase & Co.	$526,871	$16,840
Morgan Stanley	$2,870,594	$25,910
Nomura Securities International, Inc.	$(213,844)	$(344)

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at March 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	11,299,523	(7,930,933)	3,368,590	$1,412

(f)	Represents the current yield as of report date.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
23	Euro Dollar Futures	Chicago Mercantile	June 2013	USD	5,731,025	$9,616
4	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	June 2013	USD	577,875	12,620
7	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2013	USD	1,543,172	149
6	Ultra Treasury Bonds	Chicago Board of Trade	June 2013	USD	945,563	(7,775)
26	Euro Dollar Futures	Chicago Mercantile	September 2013	USD	6,475,950	10,923
24	Euro Dollar Futures	Chicago Mercantile	December 2013	USD	5,976,000	9,791
11	Euro Dollar Futures	Chicago Mercantile	March 2014	USD	2,738,450	325
(101)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2013	USD	13,330,422	(112,867)
(10)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2013	USD	1,240,547	(824)
(10)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	2,470,000	(1,401)
(10)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	2,465,875	(1,435)
(10)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	2,461,500	(1,521)
(10)	Euro Dollar Futures	Chicago Mercantile	March 2017	USD	2,457,125	(1,534)

Total						$(83,933)

—	Over-the-counter interest rate swaptions purchased as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

7-Year Interest Rate Swap	Citigroup, Inc.	Call	1.23%	Receive	3-month LIBOR	8/27/13	USD	1,100	$1,842
10-Year Interest Rate Swap	Citigroup, Inc.	Call	2.42%	Receive	3-month LIBOR	3/07/14	USD	7,100	231,891
7-Year Interest Rate Swap	Citigroup, Inc.	Put	1.73%	Pay	3-month LIBOR	8/27/13	USD	1,500	12,074
10-Year Interest Rate Swap	Citigroup, Inc.	Put	2.42%	Pay	3-month LIBOR	3/07/14	USD	7,100	170,802
10-Year Interest Rate Swap	BNP Paribas SA	Put	3.25%	Pay	3-month LIBOR	2/01/16	USD	1,800	73,895
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.30%	Pay	3-month LIBOR	2/08/16	USD	1,800	71,736
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/20/17	USD	600	16,422

Total									$578,662

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	69

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

—	Over-the-counter interest rate swaptions written as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

7-Year Interest Rate Swap	Citigroup, Inc.	Call	1.48%	Pay	3-month LIBOR	8/27/13	USD	1,100	$(7,244)
5-Year Interest Rate Swap	Barclays Plc	Call	1.25%	Pay	3-month LIBOR	6/20/14	USD	500	(4,217)
5-Year Interest Rate Swap	Bank of America Corp.	Call	1.00%	Pay	3-month LIBOR	7/10/14	USD	1,200	(4,700)
5-Year Interest Rate Swap	Bank of America Corp.	Call	1.00%	Pay	3-month LIBOR	7/11/14	USD	1,400	(5,485)
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.40%	Pay	3-month LIBOR	2/17/15	USD	3,600	(35,354)
7-Year Interest Rate Swap	Citigroup, Inc.	Put	1.98%	Receive	3-month LIBOR	8/27/13	USD	1,500	(6,161)
5-Year Interest Rate Swap	Barclays Plc	Put	2.25%	Receive	3-month LIBOR	6/20/14	USD	500	(2,660)
5-Year Interest Rate Swap	Bank of America Corp.	Put	2.00%	Receive	3-month LIBOR	7/10/14	USD	1,200	(9,568)
5-Year Interest Rate Swap	Bank of America Corp.	Put	2.00%	Receive	3-month LIBOR	7/11/14	USD	1,400	(11,186)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.40%	Receive	3-month LIBOR	2/17/15	USD	3,600	(40,239)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/20/17	USD	1,200	(13,351)

Total									$(140,165)

—	Interest rate swaps outstanding as of March 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

1.33%[1]	3-month LIBOR	Deutsche Bank AG	7/12/13	USD	1,100	$ 5,690
0.38%[2]	3-month LIBOR	Citigroup, Inc.	12/03/14	USD	700	(489)
0.36%[2]	3-month LIBOR	JPMorgan Chase & Co.	12/11/14	USD	21,700	(4,713)
0.41%[1]	3-month LIBOR	Barclays Plc	3/21/15	USD	19,300	(1,139)
2.36%[1]	3-month LIBOR	Citigroup, Inc.	12/20/15	USD	1,300	73,979
1.39%[2]	3-month LIBOR	Deutsche Bank AG	3/19/17	USD	3,600	(96,324)
1.39%[2]	3-month LIBOR	Deutsche Bank AG	3/19/17	USD	1,600	(42,811)
1.04%[1]	3-month LIBOR	Deutsche Bank AG	2/21/18	USD	3,900	21,759
0.95%[1]	3-month LIBOR	Deutsche Bank AG	4/02/18	USD	1,285	(996)
2.50%[1]	3-month LIBOR	Deutsche Bank AG	9/30/20	USD	300	23,774
2.57%[1]	3-month LIBOR	Deutsche Bank AG	10/19/20	USD	300	25,005
1.90%[2]	3-month LIBOR	Royal Bank of Scotland Group Plc	1/28/23	USD	100	532
2.06%[1]	3-month LIBOR	BNP Paribas SA	2/05/23	USD	700	6,217
2.05%[1]	3-month LIBOR	Deutsche Bank AG	2/11/23	USD	700	5,203
2.85%[2]	3-month LIBOR	Bank of America Corp.	2/09/42	USD	100	2,418
2.57%[2]	3-month LIBOR	Citigroup, Inc.	12/03/42	USD	500	39,627
2.85%[2]	3-month LIBOR	Deutsche Bank AG	1/07/43	USD	1,300	30,709
2.85%[2]	3-month LIBOR	Credit Suisse Group AG	1/11/43	USD	900	21,468
3.03%[2]	3-month LIBOR	Credit Suisse Group AG	2/19/43	USD	200	(1,883)
3.01%[1]	3-month LIBOR	Credit Suisse Group AG	4/02/43	USD	400	554

Total	$108,580

[1]	Fund pays the floating rate and receives the fixed rate.
[2]	Fund pays the fixed rate and receives the floating rate.

—	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—	Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

70	BLACKROCK SERIES FUND, INC.	MARCH 31, 2013

Schedule of Investments (concluded)	BlackRock U.S. Government Bond Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$1,632,149	–	$1,632,149
Corporate Bonds	–	6,621,366	–	6,621,366
Foreign Agency Obligations	–	2,476,405	–	2,476,405
Foreign Government Obligations	–	274,040	–	274,040
Non-Agency Mortgage-Backed Securities	–	1,326,518	–	1,326,518
U.S. Government Sponsored Agency Securities	–	150,426,147	–	150,426,147
U.S. Treasury Obligations	–	24,092,403	–	24,092,403
Short-Term Securities:
Money Market Fund	$3,368,590	–	–	3,368,590
Options Purchased:
Interest Rate Contracts	–	578,662	–	578,662
Liabilities:
Investments:
TBA Sale Commitments	–	(75,584,611)	–	(75,584,611)

Total	$3,368,590	$111,843,079	–	$115,211,669

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$43,424	$256,935	–	$300,359
Liabilities:
Interest rate contracts	(127,357)	(288,520)	–	(415,877)

Total	$(83,933)	$(31,585)	–	$(115,518)

[1]

Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged as collateral for swaps and financial futures contracts	$316,000	–	–	$316,000
Liabilities:
Bank overdraft.	–	$(36,314)	–	(36,314)

Total	$316,000	$(36,314)	–	$279,686

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2013	71

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: May 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund, Inc.

Date: May 24, 2013